As filed with the Securities and Exchange	Registration No. 333-85618
Commission on December 12, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 27	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on December 31, 2007 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]		this post-effective amendment designates a new effective date for a previously
filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

Part A of this Post-Effective Amendment No. 27 incorporates Part A of Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-85618), as filed on August 28, 2007 (Accession No.
0000836687-07-000313). This amendment further supplements the prospectus (and updates the Depositor’s financial statements in Part B) and does not otherwise delete, amend or supersede any other information in this registration statement, as previously amended, including exhibits and undertakings.

SUPPLEMENT Dated December 31, 2007
To The Prospectuses Dated September 4, 2007 For:

ING Empire Traditions Variable Annuity Contracts Issued By
ReliaStar Life Insurance Company of New York

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

Beginning on and after January 28, 2008, the ING LifePay Plus and Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (MGWB) riders are available in place of our
ING LifePay and Joint LifePay Minimum Guaranteed Withdrawal Benefit riders (subject to broker/dealer availability).

You may want to purchase ING LifePay Plus or ING Joint LifePay Plus if you are concerned about outliving your income and want a guaranteed income stream without having to annuitize the Contract. If you already own a Contract with an ING LifePay or Joint LifePay rider, you may have an opportunity to replace that rider with the ING LifePay Plus or Joint LifePay Plus rider. Besides guaranteed lifetime withdrawals (beginning after age 59 ½ for LifePay Plus and age 65 for Joint Life Pay Plus), these riders allow for withdrawals at any time, and have automatic quarterly resets (to lock in any positive investment return). Please contact us for more information about eligibility.

1.	Under the “FEES AND EXPENSES” section on page 2, replace the “Optional Living
Benefit Rider Charges” tables with:

Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge

1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge

(Charge Deducted Quarterly)

2.00% of the ING LifePay Plus Base[4]	0.60% of the ING LifePay Plus Base[4]

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge

(Charge Deducted Quarterly)

2.50% of the ING Joint LifePay Plus Base[5]	0.80% of the ING Joint LifePay Plus Base[5]

ING LifePay Minimum Guaranteed Withdrawal Benefit rider:[6]

Maximum Annual Charge if Reset	Current Annual Charge

Benefit Elected[7]	(Charge Deducted Quarterly)

1.20% of the contract value	0.50% of the contract value

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit rider:[8]

Maximum Annual Charge if Reset	Current Annual Charge

Benefit Elected[9]	(Charge Deducted Quarterly)

1.50% of the contract value	0.75% of the contract value

1 Optional rider charges are expressed as a percentage , rounded to the nearest hundredth of one percent. The basis for an optional rider charge may be a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.
2 The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees – Optional Rider Charges –
Minimum Guaranteed Accumulation Benefit (“MGAB”)” and “Living Benefit Riders – Minimum
Guaranteed Accumulation Benefit Rider (“MGAB”)” later in this prospectus for more information.
3 The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and
is calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees
– Optional Riders – Minimum Guaranteed Income Benefit (MGIB)” and “The Annuity Contract – Optional
Riders – Minimum Guaranteed Income Benefit Rider (MGIB)” later in this prospectus for more information.
4
The ING LifePay Plus Base is calculated based on premium
, excluding any premium credits, if this rider is
elected at contract issue . The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed
Withdrawal Benefit (ING LifePay Plus)” and “Living Benefit Riders – ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider” later in this prospectus.
5
The ING Joint LifePay Plus Base is calculated based on premium
, excluding any premium credits, if this rider
is elected at contract issue . The ING Joint LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (ING Joint LifePay Plus)” and “Living Benefit Riders – ING Joint LifePay
Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider” later in this prospectus.

Empire Traditions – 147323

12/07

6 Effective January 28, 2008, this rider is no longer available for sale.

7 We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING
LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay)” and “Living Benefit Riders – ING
LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider” later in this prospectus.
8 Effective January 28, 2008, this rider is no longer available for sale.

9 We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING
Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay)” and “Living Benefit Riders –
ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider” later in this prospectus.

2. Also under the “FEES AND EXPENSES” section on page 3, replace the Separate
Account Annual Charges Tables and the introductory paragraph that precedes them with:

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus rider is based on the ING Joint LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING Joint LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option

	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	2.50%	2.50%	2.50%
Total	4.25%	4.45%	4.60%

CURRENT CHARGES	Option	Option	Option

	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	0.80%	0.80%	0.80%
Total	2.55%	2.75%	2.90%

Empire Traditions – 147323	12/07

3. Also under the “FEES AND EXPENSES” section on page 4, replace the Example with:

Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$995	$1,812	$2,568	$4,394

2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$395	$1,212	$2,068	$4,394

* Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

4. Under the “CHARGES AND FEES” section on page 13, in between the paragraphs about the charge for the Minimum Guaranteed Income Benefit (MGIB) and the ING LifePay
Minimum Guaranteed Withdrawal Benefit (ING LifePay), add:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic
Benefit Status begins, please see “Living Benefit Riders – ING LifePay Plus/Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Riders.”

Empire Traditions – 147323	12/07

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.50%	0.80%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. (No
charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status
occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime
Automatic Periodic Benefit Status begins, please see “Living Benefit Riders - ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider.”

5. Under the “LIVING BENEFIT RIDERS” section on page 33, before the paragraphs about the ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider, add:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING LifePay
Plus rider. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective.
The ING LifePay Plus rider is
subject to
broker/dealer availability. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. Please note that with the ING LifePay Plus rider, you cannot allocate contract value to a Fixed Interest Division at any time
.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.

Such Contracts must not already have a living benefit rider. Or if your Contract meets the above eligibility date and has the ING LifePay rider, you may upgrade to the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Empire Traditions – 147323	12/07

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING LifePay Plus rider, you many not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you:

1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or

2) die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

How the ING LifePay Plus Rider Works. The ING LifePay Plus rider has both phases and statuses. Through the lifetime of the ING LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal
Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The
Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59 ½ has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit Status would begin ONLYIF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit
Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the
MGWB Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value. While the
Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic
Periodic Benefit Status

Empire Traditions – 147323	12/07

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed, and continues until certain circumstances occur as noted
in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime Automatic Periodic Benefit Status
would begin ONLYIF you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic
Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal.
Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual
Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING
LifePay Plus rider will terminate without value.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1) If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2) If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

· The current ING LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59 ½, the ING LifePay Plus Base is recalculated as the greatest of:

· The current ING LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
· The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
This is referred to as an annual “step-up.” (Any premium credits applied during the preceding 36 months are excluded from the eligible premiums with a step-up.)

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date, SO LONG AS the Annuitant is at least age 59 ½
.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add LifePay Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-
up with this Contract is on January 1, 2009, assuming the Annuitant is age 59 ½.

Empire Traditions – 147323	12/07

This rider has no cash value. You cannot surrender the Contract for the ING LifePay Plus Base. The ING
LifePay Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the annuitant is age 59 ½
. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59 ½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING
LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix I, Illustration
6, for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed
Withdrawal Status, your ING LifePay Plus Base will not thereafter be automatically reset quarterly – to the then current Contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed
Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed
Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance, your rider’s status will

Empire Traditions – 147323	12/07

change to Automatic Periodic Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits).
In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual
Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Automatic Periodic Benefit Status” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, SO LONG
AS the quarterly contract anniversary has passed on which or after the annuitant is age 59 ½
. Or for Contracts in Guaranteed Withdrawal Status,
the Lifetime Guaranteed Withdrawal Status begins upon automatic reset
. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if
Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING

Empire Traditions – 147323	12/07

LifePay Plus Base dollar-for-dollar, under what the rider refers to as the “Standard Withdrawal Benefit.”
Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the ING LifePay Plus
Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s
Growth Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in any Contract year that, when added together, do not exceed the Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a
Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the
Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum
Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix I, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay
Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceed the Maximum Annual Withdrawal for a specific Contract year will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional
Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available
Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

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4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every
January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount carries over into the next calendar year and is available through the end of that year, atwhich time any amount remaining will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING LifePay Plus Reset Option” below. The Additional
Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix I, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further
benefits (including death benefits) other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

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Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further
benefits (including death benefits) other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”)
the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note,
however, that by declining a reset, your ING LifePay Plus Base will not thereafter be reset quarterly (and the
Maximum Annual Withdrawal will also not be recalculated); no further resets will be available.

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Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, Accepted Funds are: ING
Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Moderate Portfolio; ING LifeStyle Moderate
Growth Portfolio; ING LifeStyle Growth Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price
Capital Appreciation Portfolio; ING Van Kampen Equity and Income Portfolio; ING WisdomTreeSM Global
High-Yielding Equity Index Portfolio; and ING Liquid Assets Portfolio. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. The ING American Fund Bond Portfolio, the ING VP Intermediate Bond
Portfolio and the ING PIMCO Core Bond Portfolio are designated as the Fixed Allocation Funds. You may allocate your contract value to one or both Fixed Allocation Funds. We consider the ING VP Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Empire Traditions – 147323	12/07

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the
ING LifePay Plus Base and the then current Contract value;
3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;
4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;
5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;
6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59 ½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay
Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual
Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus
Base will be reset to the current Contract value, only if greater, and the Maximum Annual
Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum
Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death

Empire Traditions – 147323	12/07

benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your Contract value is reduced to zero, any periodic payments under the ING
LifePay Plus rider would not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted. See Appendix I for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

6. Also under the “LIVING BENEFITS RIDERS” section beginning on page 37, replace the paragraphs about the “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider” with:

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse,

Empire Traditions – 147323	12/07

even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING Joint LifePay Plus rider. The ING Joint LifePay Plus rider is only available to individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary
Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective.

The ING Joint LifePay Plus rider is
subject to broker/dealer availability. The ING
Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. Please note that with the ING Joint LifePay Plus rider, you cannot allocate contract value to a Fixed Interest Division at any time
.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.

Such Contracts must not already have a living benefit
rider. Or if your Contract meets the above eligibility date and has the ING Joint LifePay rider, you may upgrade to the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact our
Customer Service Center for more information.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

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Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider effective date is also the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you many not cancel it unless you: a)
cancel the contract during the contract’s free look period; b) surrender the Contract; c) start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

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How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has both phases and statuses. Through the lifetime of the ING Joint LifePay Plus rider, you will be in one of two phases: the Growth
Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date.
See “The Income Phase – Restrictions on Start Dates and the Duration of Payments.”
During the Growth Phase, no benefits under the ING Joint LifePay Plus rider are being paid out; rather, during the
Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal
Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.
Guaranteed

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit
Status would begin ONLYIF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic
Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the MGWB Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic
Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed, and continues until certain circumstances occur as noted in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime
Automatic Periodic Benefit Status would begin ONLY IF you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum
Annual Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin.
Rather, the Contract and the ING LifePay Plus rider will terminate without value.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay
Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay
Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider
(excluding any premium credits applied during the preceding 36 months).

Empire Traditions – 147323	12/07

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

·	The current ING Joint LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first five contract anniversaries ONLY after the youngest active spouse reaches age 65, the ING Joint LifePay Plus Base is recalculated as the greatest of:

·	The current ING Joint LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
·	The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
This is referred to as an annual “step-up.” (Any premium credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is added (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date, SO LONG AS the youngest active spouse is at least age 65
.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add Joint LifePay
Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING Joint LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009, assuming the youngest active spouse is age 65.

This rider has no cash value. You cannot surrender the Contract for the ING Joint LifePay Plus Base. The
ING Joint LifePay Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual
Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,”
below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the youngest active spouse is age 65
. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;

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5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less due to your withdrawals (and reduction of the ING Joint
LifePay Plus Base as a result) while the rider was in Guaranteed Withdrawal Status. See Appendix I, Illustration 6,
for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed
Withdrawal Status, your ING Joint LifePay Plus will not thereafter be automatically reset quarterly – to the then current contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING Joint LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed
Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed
Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum
Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Automatic Periodic Benefit Status,” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, SO LONG AS the quarterly contract anniversary has passed on which or after the youngest active spouse is age 65. Or for Contracts in Guaranteed Withdrawal Status,
the Lifetime Guaranteed Withdrawal Status begins upon automatic reset
. This status continues until
the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

Empire Traditions – 147323	12/07

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your active spouse beneficiary elects to continue the contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in the Lifetime Guaranteed
Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the contract value and 2)
the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The
Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the
Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
Joint LifePay Plus Base dollar-for-dollar, under what your rider refers to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING
Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING Joint LifePay Plus rider’s
Growth Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the
Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the excess withdrawal.

Empire Traditions – 147323	12/07

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Appendix I, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional
Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available
Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and is recalculated every
January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which timeany remaining amount will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING Joint LifePay Plus Reset Option” below. The Additional
Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix I, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

Empire Traditions – 147323	12/07

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further
benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING Joint LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further
benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

Empire Traditions – 147323	12/07

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or
“reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual
Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed
Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING Joint LifePay Plus Base will not thereafter be reset quarterly (and the Maximum Annual Withdrawal will also not be recalculated); no further resets will be available.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently Accepted Funds are : ING
Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Moderate Portfolio; ING LifeStyle Moderate
Growth Portfolio; ING LifeStyle Growth Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price
Capital Appreciation Portfolio; ING Van Kampen Equity and Income Portfolio; ING WisdomTreeSM Global
High-Yielding Equity Index Portfolio; and ING Liquid Assets Portfolio
. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Empire Traditions – 147323	12/07

Fixed Allocation Funds. The ING American Fund Bond Portfolio, the ING VP Intermediate Bond
Portfolio and the ING PIMCO Core Bond Portfolio are designated as the Fixed Allocation Funds. You may allocate contract value to one or both Fixed Allocation Funds. We consider the ING VP Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay
Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Empire Traditions – 147323	12/07

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.
However, under no circumstances will this recalculation result in a reduction to the Maximum Annual
Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING
Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not subject to surrender charges
. Moreover, with no contract value, none of your contract level recurring charges
(e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix I for examples.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

Empire Traditions – 147323	12/07

7. Add APPENDIX I:

APPENDIX I ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges
. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges
. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges
. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700. Because total gross withdrawals within the contract year prior to this withdrawal ($5,300) had already exceeded the Maximum Annual Withdrawal, the entire gross withdrawal is considered an excess withdrawal.

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Empire Traditions – 147323	12/07

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, , then the Maximum
Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000. Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Empire Traditions – 147323	12/07

Illustration 5: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

If the contract value on the next quarterly contract anniversary has fallen to $100,000, the Reset will not occur and the Maximum Annual Withdrawal would not be recalculated.

Illustration 6: The Reset from Guaranteed Withdrawal Status into Lifetime Guaranteed Withdrawal Status

Assume the first withdrawal is taken in the first contract year when the Annuitant is age 56, thus beginning the
Withdrawal Phase in Guaranteed Withdrawal Status. Also assume that at the time of the first withdrawal, the
LifePay Plus Base is $100,000 before the withdrawal and the Maximum Annual Withdrawal is $5,000 ($100,000 *
5%).

Withdrawals are also taken from the contract in an amount equal to the MAW at the beginning of each of the next three contract years, each withdrawal resulting in a dollar for dollar reduction to the LifePay Plus Base.

After the withdrawal is taken at the beginning of the fourth contract year, the Annuitant is now age 59 ½, the MAW is still $5,000, and the LifePay Plus Base has been reduced to $80,000.

On the quarterly contract anniversary following the date the Annuitant reaches age 59 ½, the rider will enter
Lifetime Guaranteed Withdrawal Status and the MAW will be recalculated to equal the appropriate MAW% times the current MGWB Base, or $4,000 ($80,000 * 5%).

Illustration 7: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges
. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the
Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

Empire Traditions – 147323	12/07

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.00% ($2,000 / $50,000) to $4,800 ((1 - 4.00%) * $5,000).

Illustration 8: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges
. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 +
$1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03%
($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

Empire Traditions – 147323	12/07

SUPPLEMENT Dated December 31, 2007 To The Prospectus Dated September 4, 2007 For

ING Empire Traditions Variable Annuity (Formerly, ING SmartDesign Variable Annuity – NY)

Issued By ReliaStar Life Insurance Company of New York Through Separate Account NY-B of ReliaStar Life Insurance Company of New York

This supplement updates the current prospectus for your deferred combination variable and fixed annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios will be available under your Contract – effective January 28, 2008, with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Bond Portfolio	The Portfolio seeks to maximize your level of current income
(Class S)	and preserve your capital. The Portfolio’s investment objective is not fundamental and may be changed without shareholder
Investment Adviser: ING Investments, LLC	vote.

ING WisdomTreeSM Global High – Yielding Equity Index	The Portfolio seeks investment returns that closely correspond
Portfolio	to the price and yield performance, before fees and expenses, of
(Class S)	the WisdomTreeSM Global High-Yielding Equity Index
(“Index”). The Portfolio’s investment objective is not
Investment Adviser: ING Investments, LLC	fundamental and may be changed without a shareholder vote.
Investment Subadviser: ING Investment Management Co.

Both the ING American Funds Bond Portfolio and ING WisdomTreeSM Global High – Yielding Equity
Index Portfolio are Covered Funds for purposes of determining your MGIB Benefit Base under the
Minimum Guaranteed Income Benefit rider. The ING American Funds Bond Portfolio is designated as an additional Fixed Allocation Fund and the ING WisdomTreeSM Global High – Yielding Equity Index
Portfolio as an Accepted Fund for purposes of any living benefit rider’s asset allocation requirements, as applicable.

Also, effective January 28, 2008, please note the name change, and that the following investment portfolio of the ING Investors Trust will be reopened to new premium and contract value allocations with all references in the prospectus hereby changed accordingly.

ING Van Kampen Capital Growth Portfolio	Seeks long-term capital appreciation.
(Class S)
(formerly, ING Van Kampen Equity Growth Portfolio)
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

The ING Van Kampen Capital Growth Portfolio is a Covered Fund for purposes of determining your
MGIB Benefit Base under the Minimum Guaranteed Income Benefit rider, and is designated as an Other
Fund for purposes of any living benefit rider’s asset allocation requirements, as applicable.

RLNY – 147325

01/28/2008

PART B
Statement of Additional Information
ING Empire Traditions Variable Annuity
(formerly, ING SmartDesign Variable Annuity – NY)
Deferred Combination Variable and Fixed Annuity Contract
Issued by
SEPARATE ACCOUNT NY-B
of
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York
deferred combination variable and fixed annuity contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, Customer Service
Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS September 4, 2007

AND

STATEMENT OF ADDITIONAL INFORMATION: December 31, 2007

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account
NY-B.

Description of ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the
Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until
October 1, 2003, RLNY was a wholly-owned subsidiary of Security-Connecticut Life Insurance
Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The
Netherlands. RLNY’s financial statements appear in the Statement of Additional Information.
As of December 31, 2006, RLNY had approximately $441.0 million in stockholder’s equity and approximately $2,266.6 billion in total assets, including approximately $878.0 billion of separate account assets. RLNY, an affiliate of ING USA, is licensed to do variable annuity business in the state of New
York.

Separate Account NY-B of ReliaStar Life Insurance Company of New York
Separate Account NY-B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

ING also owns Directed Services LLC the investment manager of ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment
Management, LLC, portfolio managers of ING Investors Trust and the investment managers of the ING
Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring
International Investment Limited, another portfolio manager of ING Investors Trust. Our principle office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Safekeeping of Assets
RLNY acts as its own custodian for Separate Account NY-B.

The Administrator
On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”)
and ING USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into RLNY (“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by RLNY on an allocated cost basis. As of the merger date,
RLNY will be obligated to reimburse these expenses. For the years ended December 31, 2006, 2005 and
2004, RLNY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

1

Also on November 8, 1996, First Golden, ING USA and Directed Services LLC entered into a service agreement pursuant to which First Golden and ING USA agreed to provide Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, RLNY will provide its personnel to provide such services. RLNY expects to charge Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable and second allocated based on the estimated amount of time spent by RLNY’s employees on behalf of Directed Services LLC. For the year ended December
31, 2006, there were no charges to ING USA and Directed Services LLC for these services.

Independent Registered Public Accounting Firm
Ernst & Young LLP, Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta GA 30308, an Independent
Registered Public Accounting Firm, perform annual audits of RLNY and Separate Account NY-B.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of RLNY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by RLNY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2006, 2005 and 2004 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to
Directed Services LLC aggregated $10,048,681,, $6,964,000 and $2,244,000,, respectively. As of the merger date, RLNY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed
Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings
From time to time, the rating of RLNY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An
A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under “Performance Information.” Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of
Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit
Option is lower than that used in the examples and would result in higher AUV’s or contract values.

Illustration of Calculation of AUV
Example 1.
1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446

2

6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430

Illustration of Purchase of Units (Assuming No State Premium Tax)
Example 2.
1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430
5.	Contract Value in account for valuation date following
	purchase [(3) multiplied by (4)]	$1,009.96

Performance Information
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given
30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products

3

tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
The audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York are
listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York
Balance Sheets- Statutory Basis as of December 31, 2006 and 2005
Statements of Operations – Statutory Basis for the years ended December 31, 2006, 2005 and
2004
Statements of Changes in Capital and Surplus – Statutory Basis for the years ended December 31,
2006, 2005 and 2004
Statements of Cash Flows – Statutory Basis for the years ended December 31, 2006, 2005 and
2004
Notes to Financial Statements

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account
NY – B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ReliaStar Life Insurance Company of New York Separate
Account NY - B
Statement of Assets and Liabilities as of December 31, 2006
Statement of Operations for the year ended December 31, 2006
Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
Notes to Financial Statements

4

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York For the years ended December 31, 2006, 2005 and 2004 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Financial Statements - Statutory Basis

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis - as of December 31, 2006 and 2005	3
Statements of Operations - Statutory Basis - for the years ended December 31, 2006,
2005 and 2004	5
Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended
December 31, 2006, 2005 and 2004	6
Statements of Cash Flows - Statutory Basis - for the years ended December 31,
2006, 2005 and 2004	7
Notes to Financial Statements -Statutory Basis	9

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance
Company of New York (the “Company,” an indirect wholly owned subsidiary of ING America
Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State
Insurance Department (“New York Insurance Department”), which practices differ from United
States generally accepted accounting principles. The variances between such practices and
United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance
Company of New York at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at
December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 1,704,470 $	1,726,321
Preferred stocks	4,955	2,000
Common stocks	641	522
Mortgage loans	158,174	192,068
Contract loans	97,662	93,442
Other invested assets	29,749	24,892
Cash and short-term investments	64,965	45,980

Total cash and invested assets	2,060,616	2,085,225

Deferred and uncollected premiums, less loading
(2006-$4,442; 2005-$3,087)	20,681	(5,126)
Accrued investment income	17,864	18,171
Reinsurance balances recoverable	5,559	31,995
Indebtedness from related parties	1,419	508
Federal income tax recoverable	2,626	-
Net deferred tax asset	14,125	12,670
Separate account assets	876,248	661,578
Other assets	188	383

Total admitted assets	$ 2,999,326 $	2,805,404

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,600,504	$ 1,573,626
Accident and health reserves	30,435	17,301
Deposit type contracts	75,164	72,708
Policyholders’ funds	1,614	1,711
Dividends payable	755	761
Policy and contract claims	36,289	33,210
Total policy and contract liabilities	1,744,761	1,699,317

Interest maintenance reserve	4,787	11,511
Accounts payable and accrued expenses	8,324	9,602
Reinsurance balances	1,945	9,430
Indebtedness to related parties	10,315	10,235
Contingency reserve	7,624	13,150
Asset valuation reserve	14,807	14,352
Borrowed money	71,061	97,727
Net transfers to Separate Accounts	(27,189)	(18,246)
Other liabilities	11,048	19,352
Separate account liabilities	873,631	659,078
Total liabilities	2,721,114	2,525,508

Capital and surplus:
Common stock: $2.00 par value; authorized, issued and outstanding
1,377,863 shares	2,756	2,756
Paid-in and contributed surplus	138,881	138,881
Unassigned surplus	136,575	138,259
Total capital and surplus	278,212	279,896
Total liabilities and capital and surplus	$ 2,999,326	$ 2,805,404

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Operations - Statutory Basis

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 423,674	$ 360,173	$ 278,859
Considerations for supplementary contracts with life contingencies	335	150	154
Net investment income	112,195	113,725	116,891
Amortization of interest maintenance reserve	1,590	2,330	2,090
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	5,496	7,210	9,074
Other revenues	15,664	12,642	12,686

Total premiums and other revenues	558,954	496,230	419,754

Benefits paid or provided:
Death benefits	83,354	81,175	89,424
Annuity benefits	18,644	19,682	18,191
Surrender benefits and withdrawals	161,361	154,661	163,596
Interest on policy or contract funds	2,812	2,362	1,293
Accident and health benefits	11,854	18,114	5,620
Other benefits	1,123	1,113	1,471
Increase in life, annuity, and accident and health reserves	39,991	15,097	27,701
Net transfers to (from) separate accounts	125,313	71,081	(11,795)

Total benefits paid or provided	444,452	363,285	295,501

Insurance expenses and other deductions:
Commissions	41,702	31,998	32,808
General expenses	53,402	50,102	42,567
Insurance taxes, licenses and fees	7,111	6,282	3,458
Other (recovered expenses) deductions	(6,862)	165	2,446

Total insurance expenses and other deductions	95,353	88,547	81,279

Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	19,149	44,398	42,974
Dividends to policyholders	669	655	579

Gain from operations before federal income taxes and net realized
capital losses	18,480	43,743	42,395
Federal income (benefit) taxes	(211)	7,714	21,382

Gain from operations before net realized capital losses	18,691	36,029	21,013
Net realized capital losses	(811)	(431)	(2,438)

Net income	$ 17,880	$ 35,598	$ 18,575

The accompanying notes are an integral part of these financial statements. 5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Changes in Capital and Surplus - Statutory Basis

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756	$ 2,756

Paid-in and contributed surplus:
Balance at beginning and end of year	138,881	138,881	138,881

Unassigned surplus:
Balance at beginning of year	138,259	119,226	137,026
Net income	17,880	35,598	18,575
Change in net unrealized capital gains or losses	2,898	1,929	1,930
Change in nonadmitted assets	8,055	6,437	(7,892)
Change in liability for reinsurance in unauthorized companies	2,962	(981)	(870)
Change in asset valuation reserve	(455)	1,377	(1,558)
Change in net deferred income tax	(5,542)	(4,527)	11,260
Change in premium deficiency reserve	-	-	(12,045)
Other changes in surplus	118	-	-
Dividends to stockholder	(27,600)	(20,800)	(27,200)

Balance at end of year	136,575	138,259	119,226

Total capital and surplus	$ 278,212	$ 279,896	$ 260,863

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Cash Flows - Statutory Basis

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 396,182	$ 362,193	$ 288,618
Net investment income received	115,293	118,312	120,132
Commission and expenses paid	(93,750)	(99,494)	(83,457)
Benefits paid	(259,509)	(278,358)	(265,241)
Net transfers to (from) separate accounts	(134,283)	(78,159)	11,161
Dividends paid to policyholders	(622)	(622)	(563)
Federal income taxes paid	(343)	(24,894)	(12,415)
Miscellaneous income	25,134	17,968	19,727

Net cash provided by operations	48,102	16,946	77,962

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,324,740	2,224,120	2,476,305
Stocks	-	2,227	24
Mortgage loans	38,393	36,968	24,536
Other invested assets	5,046	4,502	3,017
Net gains (losses) on cash and short term investments	(1,333)	18	-
Miscellaneous proceeds	352	4,370	7,618

Total investment proceeds	1,367,198	2,272,205	2,511,500

Cost of investments acquired:
Bonds	1,315,331	2,242,237	2,520,737
Stocks	54	61	-
Mortgage loans	4,100	14,599	27,333
Other invested assets	6,768	6,489	7,735
Miscellaneous applications	4,940	3,756	275

Total cost of investments acquired	1,331,193	2,267,142	2,556,080

Net increase in contract loans	(4,220)	(2,505)	(4,380)

Net cash provided by (used in) investment activities	31,785	2,558	(48,960)

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Cash Flows - Statutory Basis

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Financing and miscellaneous activities
Other cash provided (applied):
Borrowed money	(26,663)	(4,933)	1,198
Net deposits (withdrawals) on deposit-type contracts	2,170	(2,271)	14,613
Dividends paid to stockholder	(27,600)	(20,800)	(27,200)
Other cash provided (applied)	(8,809)	22,123	(22,518)

Net cash used in financing and miscellaneous activities	(60,902)	(5,881)	(33,907)

Net increase (decrease) in cash and short-term investments	18,985	13,623	(4,905)
Cash and short-term investments:
Beginning of year	45,980	32,357	37,262

End of year	$ 64,965	$ 45,980	$ 32,357

The accompanying notes are an integral part of these financial statements.

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
(Dollar amount in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New
York and is a wholly owned subsidiary of ReliaStar Life Insurance Company
("ReliaStar"), a Minnesota domiciled insurance company. As of October 1, 2003,
ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn is a wholly owned subsidiary of ING America Insurance Holdings, Inc.
("ING AIH"). The Company's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, and group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax-advantaged savings for retirement and protection in the event of death.

The Company is presently licensed in all 50 states and the District of Columbia.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance
Department, which practices differ from accounting principles generally accepted in the
United States ("GAAP"). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of
Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-
maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

The Company invests in structured securities, including mortgage backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

there has been an adverse change in cash flows and the fair value is less than book value.
When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments
applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative
Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of
SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-
prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.
Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and
Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory accounting purposes, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting
Practices and Procedures Manual are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required by GAAP.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short-term investments in the Statements of Cash
Flows represent cash balances and investments with initial maturities of one year or less.
Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments.
Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the
Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s balance sheet as of December 31, 2006. This resulted in a reclassification of $3.0 from bonds to preferred stock on the Company’s balance sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis.

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the
Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

The Company uses derivatives such as options and futures as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the
Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86.
The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law.
Interest rates range from 2.3% to 11.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium.
Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The amount of insurance in force for which the gross premiums were less than the net premiums, according to the standard of valuation required by the New York Insurance
Department, was $8.0 billion and $7.3 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums was $69.7 and $51.8 at December 31, 2006 and
2005, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting
Principles (“SSAP”) No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed.
Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation.
Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

Participating Insurance

Participating business approximates less than 3.4% of the Company's ordinary life insurance in force and 6.5% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.7, $0.7 and $0.6 was incurred in 2006,
2005 and 2004, respectively.

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
(Dollar amount in millions, unless otherwise stated)

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

		December 31
	2006	2005

		(In Thousands)
Deferred federal income taxes	$ 55,691	$ 64,248
Agents’ debit balances	1,819	1,870
Deferred and uncollected premiums	1,625	918
Other	962	1,116
Total nonadmitted assets	$ 60,097	$ 68,152

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of
December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefits (“GMDB”), Actuarial Guideline 34
(“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to
GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This
Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions involving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

For the Guaranteed Minimum Income Benefits (“GMIB”), Actuarial Guideline 39
(“AG39”) is followed. AG39 has two parts, the minimum of which is accrued charges to date for the inforce and the other involves an asset adequacy test which can produce

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

reserves in addition to the accrued charges. This asset adequacy test was performed at 85
CTE of the present value of net claim costs less the present value of fees. Present values were taken at 4.5% . The equity scenarios used were generated using one blended fund return and a simple lognormal Brownian motion process with 8.1% drift and 18.0%
volatility. Projections incorporated best estimate dynamic surrender and election assumptions.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-
guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $4.1 and $5.1 at December 31,
2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York
Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures
Manual has been adopted as a component of prescribed or permitted practices by the
State of New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance
Department. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

	Gross	Gross
Amortized	Unrealized	Unrealized	Fair
Cost	Gains	Losses	Value

(In Thousands)

At December 31, 2006:

U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 52,774	$ 686	$ 343	$ 53,117

States, municipalities,
and political subdivisions	1,531	5	-	1,536
Foreign government (par value - $8,587)	9,269	690	51	9,908
Foreign other (par value - $189,604)	185,696	2,201	5,158	182,739
Public utilities securities	55,393	957	560	55,790
Corporate securities	650,802	10,348	10,032	651,118
Residential-backed securities	363,050	238	6,061	357,227
Commercial mortgage-backed securities	257,862	1,430	3,491	255,801
Other asset-backed securities	128,093	270	1,015	127,348
Total fixed maturities	1,704,470	16,825	26,711	1,694,584
Preferred stocks	4,955	-	67	4,888
Common stocks	351	290	-	641
Total equity securities	5,306	290	67	5,529
Total	$ 1,709,776	$ 17,115	$ 26,778	$ 1,700,113

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
(Dollar amount in millions, unless otherwise stated)

	Gross	Gross
Amortized	Unrealized	Unrealized	Fair
Cost	Gains	Losses	Value

(In Thousands)
At December 31, 2005:

U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 39,667	$ 184	$ 239	$ 39,612

States, municipalities,
and political subdivisions	1,611	-	9	1,602
Foreign government (par value - $8,031)	8,441	448	74	8,815
Foreign other (par value - $206,012)	206,863	3,024	5,172	204,715
Public utilities securities	71,300	2,026	690	72,636
Corporate securities	697,152	13,579	10,222	700,509
Residential-backed securities	399,679	2,134	6,832	394,981
Commercial mortgage-backed securities	266,542	1,135	3,515	264,162
Other asset-backed securities	35,376	399	478	35,297
Total fixed maturities	1,726,631	22,929	27,231	1,722,329
Preferred stocks	2,000	-	-	2,000
Common stocks	298	224	-	522
Total equity securities	2,298	224	-	2,522
Total	$ 1,728,929	$ 23,153	$ 27,231	$ 1,724,851

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 1,704,470	$ 1,726,631
Adjustments for below investment grade bonds	-	(310)

Carrying value	$ 1,704,470	$ 1,726,321

The aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2006	below cost	below cost	below cost	Total

(In Thousands)
Fair value	$ 788,369	$ 155,529	$ 751,314	$ 1,695,212
Unrealized loss	4,310	1,847	20,554	26,711

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2005	below cost	below cost	below cost	Total

(In Thousands)
Fair value	$ 545,481	$ 261,390	$ 254,123	$ 1,060,994
Unrealized loss	10,768	6,613	9,850	27,231

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 55,697	$ 55,421
Due after 1 year through 5 years	354,588	354,120
Due after 5 years through 10 years	289,873	286,012
Due after 10 years	255,307	258,655
	955,465	954,208
Residential-backed securities	363,050	357,227
Commercial mortgage-backed securities	257,862	255,801
Other asset-backed securities	128,093	127,348
Total	$ 1,704,470	$ 1,694,584

At December 31, 2006 and 2005, investments in certificates of deposit and bonds with an admitted asset value of $5.4 and $5.9 were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2006 and 2005, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $27.5 and
$16.8, respectively.

Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $0.5 billion, $1.1 billion and $1.3 billion in 2006, 2005 and 2004, respectively.

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

Realized capital (losses) gains Amount transferred to IMR (net of related taxes of $(2,764) in 2006, $1,513 in 2005 and $2,918 in 2004) Federal income tax benefit (expense) Net realized capital losses

	Year ended December 31
2006	2005	2004

	(In Thousands)
$ (8,157)	$ 3,120	$ 6,579

5,133	(2,809)	(5,418)
2,213	(742)	(3,599)

$ (811)	$ (431)	$ (2,438)

Major categories of net investment income are summarized as follows:

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Income:
Bonds	$ 93,961	$ 94,809	$ 95,051
Mortgage loans	12,662	15,294	16,093
Contract loans	6,755	6,341	7,014
Other	4,975	3,184	1,608
Total investment income	118,353	119,628	119,766
Investment expenses	(6,158)	(5,903)	(2,875)

Net investment income	$ 112,195	$ 113,725	$ 116,891

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold.
The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the balance sheet. The repurchase obligation totaled $71.1 and $97.7 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $72.8 and $101.8 and fair value of $70.4 and $98.4 at December 31,
2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.3%
with various maturity dates ending in December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The maximum and minimum lending rates for long-term mortgage loans during 2006 were 6.2% and 6.2% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 55.8% on commercial properties. As of December 31, 2006 and 2005, the Company held no mortgages with interest more than 180 days overdue. The Company did not have an allowance for credit losses, but recorded impairments of nil, $0.5 and $0.6 as of
December 31, 2006, 2005 and 2004, respectively. No interest was past due as of
December 31, 2006.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The impact of such sales were immaterial to 2006 and 2005.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rates wraps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No.
86 for those derivatives that are deemed highly effective.

The Company uses options and futures to hedge against increases in market indices.
Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of derivatives’ contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains related to such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

		Notional	Carrying	Fair
		Amount	Value	Value

(In Thousands)
December 31, 2006
Derivative contracts:
	Options owned	$ 25,699	$ 952	$ 952
	Futures owned	13,249	(20)	(20)

	Total derivatives	$ 38,948	$ 932	$ 932

December 31, 2005
Derivative contracts:
	Options owned	$ 24,323	$ 788	$ 788

	Total derivatives	$ 24,323	$ 788	$ 788

5.	Concentrations of Credit Risk

The Company held less than investment grade corporate bonds with an aggregate book value of $41.4 and $58.4 and an aggregate market value of $42.2 and $58.9 at
December 31, 2006 and 2005, respectively. Those holdings amounted to 2.4% of the
Company's investments in bonds and 1.4% of total admitted assets at December 31, 2006.
The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $18.9 and $29.5, with an aggregate NAIC market value of $19.0 and $28.8 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 1.1% of the Company's investment in bonds and
0.6% of the Company's total admitted assets at December 31, 2006.

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (26.1%) and Texas (14.9%) . The remaining commercial mortgages relate to properties located in 24 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $7.6.

6. Annuity Reserves

At December 31, 2006 and 2005, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 11,486	1.0%
At book value less surrender charge	36,731	2.9
At fair value	794,599	63.5
Subtotal	842,816	67.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	362,959	29.0
Not subject to discretionary withdrawal	45,612	3.6
Total annuity reserves and deposit fund liabilities	$ 1,251,387	100.0%

December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 12,628	1.2%
At book value less surrender charge	36,924	3.4
At fair value	592,384	55.0
Subtotal	641,936	59.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	387,505	36.0
Not subject to discretionary withdrawal	47,496	4.4
Total annuity reserves and deposit fund liabilities	$ 1,076,937	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at
December 31, 2006, $0.5 billion is included in the general account and $0.8 billion is included in the separate account, respectively. Of the total net annuity reserves and deposit fund liabilities of $1.1 billion at December 31, 2005, $0.5 billion is included in the general account and $0.6 billion is included in the separate account, respectively.

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

7.	Employee Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Savings Plan and Employee Stock Ownership Plan (“ESOP”). Substantially all employees of ING North America and its subsidiaries and affiliates are eligible to participate, including the Company’s employees. The Company matching contribution charges allocated to the Company were $1.0, $0.9 and $0.7 during 2006, 2005 and 2004, respectively.

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefit paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 221,966	$ 221,966

Reserves for separate accounts with assets at:
Fair value	$ -	$ 843,845	$ 843,845
Amortized cost	3,729	-	3,729
Total reserves	$ 3,729	$ 843,845	$ 847,574

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 3,729	$ -	$ 3,729
At market value	-	841,724	841,724
Subtotal	3,729	841,724	845,453
Not subject to discretionary withdrawal	-	2,121	2,121
Total separate account reserves	$ 3,729	$ 843,845	$ 847,574

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
(Dollar amount in millions, unless otherwise stated)

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$ -	$ 157,080	$ 157,080

Reserves for separate accounts with assets at:
Fair value	$ -	$ 635,943	$ 635,943
Amortized cost	5,980	-	5,980
Total reserves	$ 5,980	$ 635,943	$ 641,923

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 5,980	$ -	$ 5,980
At market value	-	633,643	633,643
Subtotal	5,980	633,643	639,623
Not subject to discretionary withdrawal	-	2,300	2,300
Total separate account reserves	$ 5,980	$ 635,943	$ 641,923

December 31, 2004
Premium, consideration or deposits for the year	$ -	$ 6,385	$ 6,385

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 221,966	$ 157,448	$ 68,044
Transfers from separate accounts	(96,653)	(86,534)	(80,285)

Net transfers from separate accounts	125,313	70,914	(12,241)
Reconciling adjustments:
Miscellaneous transfers	-	167	446
Transfers as reported in the statements of operations	$ 125,313	$ 71,081	$ (11,795)

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

		Guaranteed
		Minimum
	Guaranteed	Accumulation/	Guaranteed
	Minimum Death	Withdrawal Benefit	Minimum Income
	Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)

		(In Thousands)
December 31, 2006
Separate Account Liability	$ 524,952	$ 85,910	$ 197,247
Gross amount of reserve	1,394	466	1,088
Reinsurance reserve credit	371	-	-

December 31, 2005
Separate Account Liability	322,515	36,437	61,302
Gross amount of reserve	1,384	90	773
Reinsurance reserve credit	286	-	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005, was $523.2 and $321.5, respectively.

9. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $7.1, $6.4 and $5.4 for the years ended December 31,
2006, 2005 and 2004, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Premiums	$ 43,486	$ 52,296 $	60,571
Benefits paid or provided	46,703	47,487	39,190

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Policy and contract liabilities were $163.3 and 146.6 at December 31, 2006 and 2005, respectively.

The Company has been in dispute with National Travelers Life Company (“NTL”) over a cancer block of business that was subject to two Modified Coinsurance Agreements
(“Agreements”) between the parties that ceded 95% of this insurance from the Company to NTL. During 2004, this dispute was filed with an independent arbitration panel
(“Panel”).

During the third quarter of 2006, a settlement was reached with NTL to resolve all outstanding issues with the exception of fees and expenses and the agreements were commuted as of September 5, 2006. The Company recognized $21.2 in pretax income related to this settlement in 2006.

The amount of reinsurance commuted during 2006 included benefits received of $45.0, expense allowance adjustments of $13.0 and premiums of $36.7.

10. Federal Income Taxes

Effective January 1, 2006, the Company files a consolidated federal income tax return with its ultimate parent ING AIH, a Delaware corporation, and other U.S. affiliates. The
Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.
A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

Current income taxes incurred consist of the following major components:

		Year ended December 31
	2006	2005	2004

		(In Thousands)
Federal tax (benefit) expense on operations	$ (211)	$ 7,714	$ 21,382
Federal tax (benefit) expense on capital gains (losses)	(2,213)	742	3,599

Total current tax (benefit) expense incurred	$ (2,424)	$ 8,456	$ 24,981

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
(Dollar amount in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 27,032	$ 25,728
Insurance reserves	44,026	40,625
Investments	1,354	816
Compensation	2,524	1,714
Nonadmitted assets	1,542	2,044
Unrealized loss on investments	-	189
Litigation accruals	2,668	4,602
Other	2,354	2,209
Total deferred tax assets	81,500	77,927
Deferred tax assets nonadmitted	(55,691)	(64,248)
Admitted deferred tax assets	25,809	13,679

Deferred tax liabilities resulting from book/tax differences in:
Investments	950	937
Deferred and uncollected premium	9,362	-
Unrealized gain on investments	1,372	-
Other	-	72
Total deferred tax liabilities	11,684	1,009

Net admitted deferred tax asset	$ 14,125	$ 12,670

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

		(In Thousands)
Total deferred tax assets	$ 81,500	$ 77,927	$ 3,573
Total deferred tax liabilities	(11,684)	(1,009)	(10,675)
Net deferred tax asset	$ 69,816	$ 76,918	(7,102)

Less current year change in unrealized gains			1,560
Change in net deferred income tax			(5,542)

Less other items in surplus:
Current year change in nonadmitted assets			(196)
Unrealized gains			697
Change in deferred taxes for rate reconciliation			$ (5,041)

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes. The significant items causing this difference are:

		Year Ended December 31
	2006	2005	2004

		(In Thousands)
Ordinary income	$ 18,480	$ 43,743	$ 42,395
Capital (losses) gains	(3,024)	310	1,161
Total pre-tax book income	$ 15,456	$ 44,053	$ 43,556

Provision computed at statutory rate	$ 5,410	$ 15,419	$ 15,244
Premium deficiency reserve	-	-	(4,736)
Dividends received deduction	(658)	(630)	(61)
Interest maintenance reserve	(2,361)	163	1,155
Refinement of deferred tax balances	-	(23)	1,104
Other	226	(866)	(20)

Total	$ 2,617	$ 14,063	$ 12,686

Federal income taxes incurred	$ (2,424)	$ 8,456	$ 24,981
Change in net deferred income taxes	5,041	5,607	(12,295)

Total statutory income taxes	$ 2,617	$ 14,063	$ 12,686

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0.2, $8.6 and $26.2 from 2006, 2005 and 2004, respectively.

Under the intercompany tax sharing agreement, the Company has a receivable from its parent of $2.6 and a payable to its parent of $0.1 for federal income taxes as of
December 31, 2006 and 2005, respectively.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Without the approval of the Superintendent of the State of New York, the company may not pay in any calendar year any dividend which, when combined with other dividends paid within that calendar year, exceeds the lesser of 10%
of the Company’s statutory surplus at prior year end or 100% of the Company’s statutory net gain from operations for the prior calendar year.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC")
requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the
RBC requirements.

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

12. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amount and fair values of the Company’s financial instruments are summarized as follows:

			December 31
		2006			2005

	Carrying		Fair	Carrying		Fair
	Amount		Value	Amount		Value

			(In Thousands)
Assets:
Bonds	$ 1,704,470	$ 1,694,584		$ 1,726,321	$ 1,722,329
Preferred stocks	4,955		4,888	2,000		2,000
Unaffiliated common stocks	641		641	298		522
Mortgage loans	158,174		161,737	192,068		199,928
Derivatives securities	932		932	788		788
Contract loans	97,662		97,662	93,442		93,442
Cash, cash equivalents and
short-term investments	64,965		64,965	45,980		45,980
Separate account assets	876,248		876,248	661,578		661,578
Receivable for securities	3,456		3,456	3,212		3,212
Liabilities:
Policyholder funds	1,614		1,614	1,711		1,711
Separate account liabilities	873,631		873,631	659,078		659,078

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.0% and 9.1% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the
SVO as of December 31, 2006 and 2005 is $1.7 billion.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps and forwards) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of deposit-type contracts, policyholder funds and policyholder dividends approximate their fair values.

The carrying values of all other financial instruments approximate their fair values.

13. Commitments and Contingencies

Investment Purchase Commitments

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $19.6 and $9.5 at December 31, 2006 and 2005, respectively, in partnerships reported in other invested assets on the balance sheets. The $19.6 includes limited partnerships, private placements, and mortgages. In addition, these future commitments are not on the balance sheet.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. Rental expense was $0.2, $0.2 and $0.1 for
2006, 2005 and 2004, respectively.

At December 31, 2006, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 110
2008	72
2009	52
2010	12
2011	4
Thereafter	10

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in future periods.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest;
potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange
Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.
It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the
Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

14. Financing Arrangements

The Company maintains a revolving loan agreement with Bank of New York ("BONY").
Under this agreement, the Company can borrow up to $30.0 from BONY. Interest on any
Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the
Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006, 2005 and 2004. At
December 31, 2006 and 2005, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with Svenska Handelsbanken
(“Svenska”). Under this agreement, the Company can borrow up $30.0 from Svenska.
Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2006. At
December 31, 2006, the Company had no borrowings under this agreement. The
Company did not have this agreement in 2005 or 2004.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $30.0. Borrowings are guaranteed by ING
AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2006, 2005 and 2004, respectively. The Company had no borrowings under this agreement at December 31, 2006 and 2005, respectively.

The Company borrowed $290.0 and repaid $290.0 in 2006, borrowed $530.2 and repaid
$530.2 in 2005, and borrowed $291.9 and repaid $289.6 in 2004. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was immaterial during 2006, 2005 and 2004, respectively.

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

15.	Related Party Transactions

Affiliates: Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly owned subsidiary of its parent.

Administrative Services Agreements: The Company has entered into services agreements with certain of its affiliated companies in the United States ("affiliated companies") whereby the affiliated companies provide certain administrative, management, professional, advisory, consulting and other services to the Company. Net fees charged under these agreements were $52.6, $39.6 and $34.7 for the years ended December 31, 2006, 2005 and 2004, respectively.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management services. Total fees under the agreement were approximately $2.6, $2.6 and $1.3 for the years ended December 31, 2006, 2005 and 2004, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, the Company and ING AIH can borrow up to 5.0% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing or on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with similar duration. Under this agreement, the Company incurred minimal interest expense and earned minimal interest income for the years ended December 31, 2006, 2005 and 2004, respectively. At December 31, 2006 and 2005, the Company had no amounts receivable from or payable to ING AIH.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

16.	Guaranty Fund Assessments

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis (Dollar amount in millions, unless otherwise stated)

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collected in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty
Associations ("NOLHGA") and the amount of premiums written in each state. The
Company has recorded $0.1 and $0.3 for this liability as of December 31, 2006 and 2005, respectively. The Company has also recorded an asset of $0.2 and $0.2 as of
December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

17.	Direct Premium Written/Produced by		Managing General Agents/Third Party
Administrators

	Name of Managing		Type of	Type of	Total Direct
	General Agent or Third	Exclusive	Business	Authority	Premiums
	Party Administrator	Contract	Written	Granted	Written

(In Thousands)
	ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 29,994

The aggregate amount of premiums written through managing general agents or third party administrators during 2006 is $31.8.

38

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company of New York Separate Account NY-B

Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING MarketPro Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class 2	ING Marsico International Opportunities Portfolio - Service Class
Fidelity Variable Insurance Products II:	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING MFS Utilities Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trusts:	ING Oppenheimer Main Street Portfolio® - Service Class
Mutual Shares Securities Fund - Class 2	ING PIMCO Core Bond Portfolio - Service Class
ING Investors Trust:	ING PIMCO High Yield Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class
ING American Funds Growth Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING American Funds International Portfolio	ING T. Rowe Price Equity Income Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Equities Plus Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class	ING VP Index Plus International Equity Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class	ING Partners, Inc.:
ING FMRSM Mid Cap Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Global Real Estate Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class
ING Global Technology Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class
ING International Portfolio - Service Class	ING JPMorgan International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Legg Mason Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING LifeStyle Moderate Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class	ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class

ING Variable Insurance Trust:	Legg Mason Partners Lifestyle Series, Inc.:
ING GET U.S. Core Portfolio - Series 1	Legg Mason Partners Variable Lifestyle Balanced Portfolio
ING GET U.S. Core Portfolio - Series 2	Legg Mason Partners Variable Lifestyle Growth Portfolio
ING GET U.S. Core Portfolio - Series 3	Legg Mason Partners Variable Lifestyle High Growth Portfolio
ING GET U.S. Core Portfolio - Series 4	Legg Mason Partners Variable Portfolios II:
ING GET U.S. Core Portfolio - Series 5	Legg Mason Partners Variable Appreciation Portfolio
ING GET U.S. Core Portfolio - Series 6	Legg Mason Partners Variable Portfolios III:
ING GET U.S. Core Portfolio - Series 7	Legg Mason Partners Variable High Income Portfolio
ING GET U.S. Core Portfolio - Series 8	Legg Mason Partners Variable International All Cap Growth
ING GET U.S. Core Portfolio - Series 9	Portfolio
ING GET U.S. Core Portfolio - Series 10	Legg Mason Partners Variable Large Cap Value Portfolio
ING GET U.S. Core Portfolio - Series 11	Legg Mason Partners Variable Money Market Portfolio
ING GET U.S. Core Portfolio - Series 12	Liberty Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 13	Colonial Small Cap Value Fund, Variable Series - Class B
ING VP Global Equity Dividend Portfolio	PIMCO Variable Insurance Trust:
ING Variable Portfolios, Inc.:	PIMCO StocksPLUS® Growth and Income
ING VP Index Plus LargeCap Portfolio - Class S	Portfolio - Administrative Class
ING VP Index Plus MidCap Portfolio - Class S	Pioneer Variable Contracts Trust:
ING VP Index Plus SmallCap Portfolio - Class S	Pioneer Small Cap Value VCT Portfolio - Class II
ING VP Value Opportunity Portfolio - Class S	Pioneer Small Company VCT Portfolio - Class II
ING Variable Products Trust:	ProFunds:
ING VP Convertible Portfolio - Class S	ProFund VP Bull
ING VP Financial Services Portfolio - Class S	ProFund VP Europe 30
ING VP MidCap Opportunities Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING VP SmallCap Opportunities Portfolio - Class S	ProFund VP Small-Cap
ING VP Balanced Portfolio, Inc.:	Putnam Variable Trust:
ING VP Balanced Portfolio - Class S	Putnam VT International Growth and Income
ING VP Intermediate Bond Portfolio:	Fund - Class IB Shares
ING VP Intermediate Bond Portfolio - Class S

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
	AIM V.I.	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Leisure Fund	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth
	- Series I	Portfolio -	Portfolio -	Securities	Portfolio - Service
	Shares	Service Class 2	Service Class 2	Fund - Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 386	$ 5,025	$ 12,707	$ 1,020	$ 2,388
Total assets	386	5,025	12,707	1,020	2,388

Liabilities
Payable to related parties	-	1	2	-	-
Total liabilities	-	1	2	-	-
Net assets	$ 386	$ 5,024	$ 12,705	$ 1,020	$ 2,388

Total number of mutual fund shares	27,897	194,256	408,444	49,820	140,997

Cost of mutual fund shares	$ 343	$ 4,799	$ 12,334	$ 970	$ 2,452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING		ING	ING
	ING	American	ING	BlackRock	BlackRock
	American	Funds	American	Large Cap	Large Cap
	Funds	Growth-	Funds	Growth	Value
	Growth	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class Service Class

Assets
Investments in mutual funds
at fair value	$ 25,912	$ 19,833	$ 12,771	$ 522	$ 410
Total assets	25,912	19,833	12,771	522	410

Liabilities
Payable to related parties	4	3	2	-	-
Total liabilities	4	3	2	-	-
Net assets	$ 25,908	$ 19,830	$ 12,769	$ 522	$ 410

Total number of mutual fund shares	403,048	451,779	566,082	45,195	29,523

Cost of mutual fund shares	$ 23,362	$ 17,638	$ 10,754	$ 505	$ 383

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Capital			ING
	Guardian	ING Capital		Evergreen	ING
	Small/Mid	Guardian	ING	Health	Evergreen
	Cap Portfolio U.S. Equities		EquitiesPlus	Sciences	Omega
	- Service	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,207	$ 832	$ 165	$ 2,896	$ 82
Total assets	2,207	832	165	2,896	82

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,207	$ 832	$ 165	$ 2,896	$ 82

Total number of mutual fund shares	168,754	66,767	15,171	237,973	7,113

Cost of mutual fund shares	$ 1,750	$ 758	$ 153	$ 2,604	$ 78

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM
	Diversified	Large Cap	Mid Cap	ING Franklin	ING Global
	Mid Cap	Growth	Growth	Income	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 5,133	$ 611	$ 3,037	$ 2,809	$ 2,017
Total assets	5,133	611	3,037	2,809	2,017

Liabilities
Payable to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 5,132	$ 611	$ 3,036	$ 2,809	$ 2,017

Total number of mutual fund shares	383,640	56,288	242,347	254,692	150,430

Cost of mutual fund shares	$ 5,065	$ 602	$ 3,398	$ 2,664	$ 1,725

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
					JPMorgan
					Emerging
	ING Global	ING Global	ING	ING Janus	Markets
	Resources	Technology	International	Contrarian	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,099	$ 161	$ 268	$ 756	$ 5,656
Total assets	3,099	161	268	756	5,656

Liabilities
Payable to related parties	1	-	-	-	1
Total liabilities	1	-	-	-	1
Net assets	$ 3,098	$ 161	$ 268	$ 756	$ 5,655

Total number of mutual fund shares	142,558	22,763	24,979	50,761	288,886

Cost of mutual fund shares	$ 3,021	$ 160	$ 220	$ 663	$ 4,640

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING	ING		ING Legg
	JPMorgan	JPMorgan		Mason
	Small Cap	Value	ING Julius	Partners All	ING Legg
	Core Equity	Opportunities	Baer Foreign	Cap Portfolio	Mason Value
	Portfolio -	Portfolio -	Portfolio -	- Service	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 5,979	$ 1,677	$ 6,380	$ 2,440	$ 6,450
Total assets	5,979	1,677	6,380	2,440	6,450

Liabilities
Payable to related parties	1	-	1	-	1
Total liabilities	1	-	1	-	1
Net assets	$ 5,978	$ 1,677	$ 6,379	$ 2,440	$ 6,449

Total number of mutual fund shares	420,150	132,123	378,171	157,831	572,856

Cost of mutual fund shares	$ 5,524	$ 1,433	$ 5,368	$ 1,999	$ 5,881

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING		ING
	LifeStyle	ING	LifeStyle		ING Limited
	Aggressive	LifeStyle	Moderate	ING LifeStyle	Maturity
	Growth	Growth	Growth	Moderate	Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 17,437	$ 34,978	$ 37,760	$ 14,588	$ 754
Total assets	17,437	34,978	37,760	14,588	754

Liabilities
Payable to related parties	3	5	5	2	-
Total liabilities	3	5	5	2	-
Net assets	$ 17,434	$ 34,973	$ 37,755	$ 14,586	$ 754

Total number of mutual fund shares	1,238,447	2,600,584	2,949,971	1,180,229	70,255

Cost of mutual fund shares	$ 15,614	$ 31,817	$ 34,674	$ 13,531	$ 807

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING Lord			ING Marsico
	ING Liquid	Abbett	ING	ING Marsico	International
	Assets	Affiliated	MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,051	$ 459	$ 270	$ 7,185	$ 3,418
Total assets	7,051	459	270	7,185	3,418

Liabilities
Payable to related parties	1	-	-	1	1
Total liabilities	1	-	-	1	1
Net assets	$ 7,050	$ 459	$ 270	$ 7,184	$ 3,417

Total number of mutual fund shares	7,050,899	36,236	23,821	433,356	223,694

Cost of mutual fund shares	$ 7,051	$ 431	$ 260	$ 8,125	$ 2,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING
	ING MFS	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Total Return	Utilities	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 10,546	$ 3,492	$ 5,445	$ 6,526	$ 4,332
Total assets	10,546	3,492	5,445	6,526	4,332

Liabilities
Payable to related parties	2	-	1	1	1
Total liabilities	2	-	1	1	1
Net assets	$ 10,544	$ 3,492	$ 5,444	$ 6,525	$ 4,331

Total number of mutual fund shares	555,053	239,842	274,607	599,233	419,804

Cost of mutual fund shares	$ 9,864	$ 2,946	$ 5,221	$ 6,462	$ 4,283

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
		ING Pioneer	ING T. Rowe	ING T. Rowe	Templeton
	ING Pioneer	Mid Cap	Price Capital	Price Equity	Global
	Fund	Value	Appreciation	Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 130	$ 3,836	$ 10,171	$ 7,184	$ 3,772
Total assets	130	3,836	10,171	7,184	3,772

Liabilities
Payable to related parties	-	-	1	1	1
Total liabilities	-	-	1	1	1
Net assets	$ 130	$ 3,836	$ 10,170	$ 7,183	$ 3,771

Total number of mutual fund shares	10,085	311,830	382,243	463,802	260,284

Cost of mutual fund shares	$ 119	$ 3,501	$ 9,535	$ 6,414	$ 3,452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS	Kampen	Kampen	Kampen	ING Van
	U.S.	Equity	Global	Growth and	Kampen Real
	Allocation	Growth	Franchise	Income	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 639	$ 414	$ 1,567	$ 2,443	$ 4,967
Total assets	639	414	1,567	2,443	4,967

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 639	$ 414	$ 1,567	$ 2,443	$ 4,966

Total number of mutual fund shares	58,240	34,885	98,450	86,419	127,725

Cost of mutual fund shares	$ 563	$ 401	$ 1,455	$ 2,102	$ 4,245

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP	ING Wells	ING Wells
	Index Plus	Fargo Mid	Fargo Small	ING Baron	ING Columbia
	International	Cap	Cap	Small Cap	Small Cap
	Equity	Disciplined	Disciplined	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 412	$ 2,279	$ 338	$ 4,008	$ 865
Total assets	412	2,279	338	4,008	865

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 412	$ 2,279	$ 338	$ 4,008	$ 865

Total number of mutual fund shares	31,459	128,350	29,695	218,633	85,245

Cost of mutual fund shares	$ 371	$ 2,072	$ 321	$ 3,665	$ 811

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
		ING	ING	ING	JPMorgan
	ING Davis	Fundamental	Fundamental	JPMorgan	Mid Cap
	Venture Value	Research	Research	International	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,440	$ 2,342	$ 5	$ 2,290	$ 983
Total assets	2,440	2,342	5	2,290	983

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 2,440	$ 2,341	$ 5	$ 2,290	$ 983

Total number of mutual fund shares	123,881	233,290	529	141,004	60,804

Cost of mutual fund shares	$ 2,341	$ 2,259	$ 5	$ 1,976	$ 845

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Legg
	Mason	ING	ING
	Partners	Neuberger	Neuberger	ING	ING
	Aggressive	Berman	Berman	Oppenheimer Oppenheimer
	Growth	Partners	Regency	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,129	$ 817	$ 47	$ 265	$ 8,194
Total assets	1,129	817	47	265	8,194

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 1,129	$ 817	$ 47	$ 265	$ 8,193

Total number of mutual fund shares	23,280	74,978	4,371	15,879	502,375

Cost of mutual fund shares	$ 1,014	$ 816	$ 45	$ 197	$ 7,192

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING
	Templeton	ING	ING UBS	ING UBS	ING Van
	Foreign	Thornburg	U.S. Large	U.S. Small	Kampen
	Equity	Value	Cap Equity	Cap Growth	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 466	$ 12	$ 581	$ 7	$ 3,697
Total assets	466	12	581	7	3,697

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 466	$ 12	$ 581	$ 7	$ 3,696

Total number of mutual fund shares	38,820	365	55,605	716	277,983

Cost of mutual fund shares	$ 422	$ 9	$ 494	$ 6	$ 3,369

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Van
	Kampen
	Equity and	ING GET	ING GET	ING GET	ING GET
	Income	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Series 1	Series 2	Series 3	Series 4

Assets
Investments in mutual funds
at fair value	$ 542	$ 3,543	$ 5,521	$ 3,016	$ 3,272
Total assets	542	3,543	5,521	3,016	3,272

Liabilities
Payable to related parties	-	1	1	1	1
Total liabilities	-	1	1	1	1
Net assets	$ 542	$ 3,542	$ 5,520	$ 3,015	$ 3,271

Total number of mutual fund shares	14,182	340,717	537,632	291,725	304,929

Cost of mutual fund shares	$ 507	$ 3,404	$ 5,368	$ 2,903	$ 3,056

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Assets
Investments in mutual funds
at fair value	$ 3,886	$ 1,862	$ 3,583	$ 680	$ 381
Total assets	3,886	1,862	3,583	680	381

Liabilities
Payable to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 3,885	$ 1,862	$ 3,582	$ 680	$ 381

Total number of mutual fund shares	352,953	168,029	325,438	61,482	34,892

Cost of mutual fund shares	$ 3,539	$ 1,686	$ 3,267	$ 619	$ 351

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING VP
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	Global Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Dividend
	Series 10	Series 11	Series 12	Series 13	Portfolio

Assets
Investments in mutual funds
at fair value	$ 997	$ 5,357	$ 1,171	$ 9,556	$ 376
Total assets	997	5,357	1,171	9,556	376

Liabilities
Payable to related parties	-	1	-	2	-
Total liabilities	-	1	-	2	-
Net assets	$ 997	$ 5,356	$ 1,171	$ 9,554	$ 376

Total number of mutual fund shares	91,413	496,474	103,121	940,566	40,077

Cost of mutual fund shares	$ 921	$ 5,013	$ 1,043	$ 9,583	$ 302

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Value	Financial
	LargeCap	MidCap	SmallCap	Opportunity	Services
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S

Assets
Investments in mutual funds
at fair value	$ 4,052	$ 5,949	$ 5,396	$ 158	$ 1,067
Total assets	4,052	5,949	5,396	158	1,067

Liabilities
Payable to related parties	1	1	1	-	-
Total liabilities	1	1	1	-	-
Net assets	$ 4,051	$ 5,948	$ 5,395	$ 158	$ 1,067

Total number of mutual fund shares	233,971	318,315	303,302	10,066	80,021

Cost of mutual fund shares	$ 3,569	$ 5,735	$ 5,015	$ 136	$ 1,003

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					Legg Mason
	ING VP	ING VP		ING VP	Partners
	MidCap	SmallCap	ING VP	Intermediate	Variable
	Opportunities	Opportunities	Balanced	Bond	Lifestyle
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Balanced
	Class S	Class S	Class S	Class S	Portfolio

Assets
Investments in mutual funds
at fair value	$ 45	$ 534	$ 323	$ 3,858	$ 2,546
Total assets	45	534	323	3,858	2,546

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 45	$ 534	$ 323	$ 3,858	$ 2,545

Total number of mutual fund shares	5,649	27,030	22,166	299,316	203,324

Cost of mutual fund shares	$ 36	$ 486	$ 306	$ 3,900	$ 2,328

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

Legg Mason
	Legg Mason	Legg Mason		Partners	Legg Mason
	Partners	Partners	Legg Mason	Variable	Partners
	Variable	Variable	Partners	International	Variable
	Lifestyle	Lifestyle High	Variable High	All Cap	Large Cap
	Growth	Growth	Income	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 975	$ 447	$ 217	$ 219	$ 663
Total assets	975	447	217	219	663

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 974	$ 447	$ 217	$ 219	$ 663

Total number of mutual fund shares	85,068	31,557	29,643	12,673	30,526

Cost of mutual fund shares	$ 885	$ 407	$ 214	$ 244	$ 552

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Legg Mason	Colonial
	Partners	Small Cap	Pioneer
	Variable	Value Fund,	Small Cap
	Money	Variable	Value VCT
	Market	Series - Class	Portfolio -	ProFund VP	ProFund VP
	Portfolio	B	Class II	Bull	Europe 30

Assets
Investments in mutual funds
at fair value	$ 188	$ 1,397	$ 205	$ 101	$ 132
Total assets	188	1,397	205	101	132

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 188	$ 1,397	$ 205	$ 101	$ 132

Total number of mutual fund shares	187,588	67,783	11,532	3,336	4,131

Cost of mutual fund shares	$ 188	$ 1,244	$ 195	$ 94	$ 118

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ProFund VP
	Rising Rates	ProFund VP
	Opportunity	Small-Cap

Assets
Investments in mutual funds
at fair value	$ 495	$ 309
Total assets	495	309

Liabilities
Payable to related parties	-	-
Total liabilities	-	-
Net assets	$ 495	$ 309

Total number of mutual fund shares	23,910	8,299

Cost of mutual fund shares	$ 485	$ 286

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		Fidelity® VIP
		Equity-	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Income	Growth	Contrafund®	Mutual
	Leisure Fund	Portfolio -	Portfolio -	Portfolio -	Shares
	- Series I	Service Class	Service Class	Service Class	Securities
	Shares	2	2	2	Fund - Class 2

Net investment income (loss)
Income:
Dividends	$ 4	$ 116	$ 2	$ 95	$ 1
Total investment income	4	116	2	95	1
Expenses:
Mortality, expense risk
and other charges	6	58	4	139	3
Annual administrative charges	-	-	-	2	-
Contingent deferred sales charges	-	4	1	2	-
Other contract charges	1	5	-	27	1
Total expenses	7	67	5	170	4
Net investment income (loss)	(3)	49	(3)	(75)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	55	174	100	-
Capital gains distributions	20	496	-	949	3
Total realized gain (loss) on investments
and capital gains distributions	26	551	174	1,049	3
Net unrealized appreciation
(depreciation) of investments	49	38	(131)	(137)	50
Net realized and unrealized gain (loss)
on investments	75	589	43	912	53
Net increase (decrease) in net assets
resulting from operations	$ 72	$ 638	$ 40	$ 837	$ 50

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING		ING
	ING	ING	American	ING	BlackRock
	AllianceBernstein	American	Funds	American	Large Cap
	Mid Cap Growth	Funds	Growth-	Funds	Growth
	Portfolio - Service	Growth	Income	International	Portfolio -
	Class	Portfolio	Portfolio	Portfolio	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ 98	$ 62	$ -
Total investment income	-	31	98	62	-
Expenses:
Mortality, expense risk
and other charges	28	282	225	139	6
Annual administrative charges	-	2	2	1	-
Contingent deferred sales charges	-	2	2	1	-
Other contract charges	6	85	71	43	2
Total expenses	34	371	300	184	8
Net investment income (loss)	(34)	(340)	(202)	(122)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	194	291	151	191	1
Capital gains distributions	247	21	49	18	33
Total realized gain (loss) on investments
and capital gains distributions	441	312	200	209	34
Net unrealized appreciation
(depreciation) of investments	(397)	1,456	1,736	1,244	1
Net realized and unrealized gain (loss)
on investments	44	1,768	1,936	1,453	35
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 1,428	$ 1,734	$ 1,331	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING	ING Capital
	BlackRock	Guardian	ING Capital	ING Eagle
	Large Cap	Small/Mid	Guardian	Asset Capital
	Value	Cap Portfolio U.S. Equities Appreciation			ING EquitiesPlus
	Portfolio -	- Service	Portfolio -	Portfolio -	Portfolio - Service
	Service Class	Class	Service Class Service Class		Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 10	$ 3	$ 15	$ -
Total investment income	2	10	3	15	-
Expenses:
Mortality, expense risk
and other charges	4	33	11	10	1
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	1	2	1	2	-
Total expenses	5	36	12	12	1
Net investment income (loss)	(3)	(26)	(9)	3	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	68	51	22	2
Capital gains distributions	7	-	49	105	-
Total realized gain (loss) on investments
and capital gains distributions	14	68	100	127	2
Net unrealized appreciation
(depreciation) of investments	22	188	(30)	(34)	12
Net realized and unrealized gain (loss)
on investments	36	256	70	93	14
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 230	$ 61	$ 96	$ 13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING
	Evergreen	ING	ING FMRSM	ING FMRSM	ING FMRSM
	Health	Evergreen	Diversified	Large Cap	Mid Cap
	Sciences	Omega	Mid Cap	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	31	2	62	7	32
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	10	-	20	-	1
Total expenses	41	2	82	7	34
Net investment income (loss)	(41)	(2)	(82)	(7)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	7	15	5	(180)
Capital gains distributions	1	-	368	-	-
Total realized gain (loss) on investments
and capital gains distributions	63	7	383	5	(180)
Net unrealized appreciation
(depreciation) of investments	246	2	(5)	(1)	319
Net realized and unrealized gain (loss)
on investments	309	9	378	4	139
Net increase (decrease) in net assets
resulting from operations	$ 268	$ 7	$ 296	$ (3)	$ 105

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Franklin	ING Global	ING Global	ING Global	ING
	Income	Real Estate	Resources	Technology	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 35	$ 3	$ -	$ 4
Total investment income	-	35	3	-	4
Expenses:
Mortality, expense risk
and other charges	12	15	27	3	3
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	3	5	8	1	-
Total expenses	15	20	35	4	3
Net investment income (loss)	(15)	15	(32)	(4)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	2	68	7	1
Capital gains distributions	-	15	199	14	33
Total realized gain (loss) on investments
and capital gains distributions	2	17	267	21	34
Net unrealized appreciation
(depreciation) of investments	145	292	19	2	10
Net realized and unrealized gain (loss)
on investments	147	309	286	23	44
Net increase (decrease) in net assets
resulting from operations	$ 132	$ 324	$ 254	$ 19	$ 45

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING
		JPMorgan	ING	ING
		Emerging	JPMorgan	JPMorgan
	ING Janus	Markets	Small Cap	Value	ING Julius
	Contrarian	Equity	Core Equity	Opportunities Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 17	$ -	$ 5	$ -
Total investment income	2	17	-	5	-
Expenses:
Mortality, expense risk
and other charges	6	54	71	22	60
Annual administrative charges	-	1	1	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	2	16	23	4	19
Total expenses	8	71	95	26	79
Net investment income (loss)	(6)	(54)	(95)	(21)	(79)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	293	78	59	71
Capital gains distributions	18	39	109	16	-
Total realized gain (loss) on investments
and capital gains distributions	44	332	187	75	71
Net unrealized appreciation
(depreciation) of investments	52	757	457	203	962
Net realized and unrealized gain (loss)
on investments	96	1,089	644	278	1,033
Net increase (decrease) in net assets
resulting from operations	$ 90	$ 1,035	$ 549	$ 257	$ 954

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Legg
	Mason		ING LifeStyle		ING LifeStyle
	Partners All	ING Legg	Aggressive	ING LifeStyle	Moderate
	Cap Portfolio	Mason Value	Growth	Growth	Growth
	- Service	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ 15	$ 107	$ 211
Total investment income	12	-	15	107	211
Expenses:
Mortality, expense risk
and other charges	25	75	155	334	366
Annual administrative charges	-	-	2	3	3
Contingent deferred sales charges	-	-	9	1	18
Other contract charges	3	21	55	113	99
Total expenses	28	96	221	451	486
Net investment income (loss)	(16)	(96)	(206)	(344)	(275)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	104	71	72	77
Capital gains distributions	11	17	237	412	394
Total realized gain (loss) on investments
and capital gains distributions	58	121	308	484	471
Net unrealized appreciation
(depreciation) of investments	237	348	1,574	2,669	2,575
Net realized and unrealized gain (loss)
on investments	295	469	1,882	3,153	3,046
Net increase (decrease) in net assets
resulting from operations	$ 279	$ 373	$ 1,676	$ 2,809	$ 2,771

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING Limited		ING Lord
	ING LifeStyle	Maturity	ING Liquid	Abbett	ING
	Moderate	Bond	Assets	Affiliated	MarketPro
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 112	$ 28	$ 242	$ 3	$ -
Total investment income	112	28	242	3	-
Expenses:
Mortality, expense risk
and other charges	150	11	82	5	1
Annual administrative charges	1	-	3	-	-
Contingent deferred sales charges	2	-	161	-	-
Other contract charges	38	-	20	1	-
Total expenses	191	11	266	6	1
Net investment income (loss)	(79)	17	(24)	(3)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	50	(15)	-	8	-
Capital gains distributions	175	-	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	225	(15)	-	37	-
Net unrealized appreciation
(depreciation) of investments	832	17	-	13	10
Net realized and unrealized gain (loss)
on investments	1,057	2	-	50	10
Net increase (decrease) in net assets
resulting from operations	$ 978	$ 19	$ (24)	$ 47	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING Marsico			ING
	ING Marsico	International	ING MFS	ING MFS	Oppenheimer
	Growth	Opportunities	Total Return	Utilities	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio® -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 220	$ 2	$ 49
Total investment income	-	1	220	2	49
Expenses:
Mortality, expense risk
and other charges	96	45	145	29	67
Annual administrative charges	2	-	2	-	2
Contingent deferred sales charges	1	1	1	-	2
Other contract charges	10	13	24	8	5
Total expenses	109	59	172	37	76
Net investment income (loss)	(109)	(58)	48	(35)	(27)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,066)	62	135	30	(166)
Capital gains distributions	-	8	422	10	-
Total realized gain (loss) on investments
and capital gains distributions	(1,066)	70	557	40	(166)
Net unrealized appreciation
(depreciation) of investments	1,393	535	310	557	725
Net realized and unrealized gain (loss)
on investments	327	605	867	597	559
Net increase (decrease) in net assets
resulting from operations	$ 218	$ 547	$ 915	$ 562	$ 532

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING Pioneer	ING T. Rowe
	ING PIMCO	ING PIMCO	ING Pioneer	Mid Cap	Price Capital
	Core Bond	High Yield	Fund	Value	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 131	$ 213	$ -	$ 5	$ 75
Total investment income	131	213	-	5	75
Expenses:
Mortality, expense risk
and other charges	79	50	1	38	94
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	19	10	-	10	23
Total expenses	99	60	1	48	118
Net investment income (loss)	32	153	(1)	(43)	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	6	5	31	110
Capital gains distributions	-	28	-	7	379
Total realized gain (loss) on investments
and capital gains distributions	(9)	34	5	38	489
Net unrealized appreciation
(depreciation) of investments	121	49	9	302	396
Net realized and unrealized gain (loss)
on investments	112	83	14	340	885
Net increase (decrease) in net assets
resulting from operations	$ 144	$ 236	$ 13	$ 297	$ 842

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING		ING Van	ING Van
	ING T. Rowe	Templeton		Kampen	Kampen
	Price Equity	Global	ING UBS U.S.	Equity	Global
	Income	Growth	Allocation	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 73	$ 21	$ 9	$ -	$ 14
Total investment income	73	21	9	-	14
Expenses:
Mortality, expense risk
and other charges	87	32	10	4	14
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	20	5	1	1	5
Total expenses	108	37	11	5	19
Net investment income (loss)	(35)	(16)	(2)	(5)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	168	(64)	17	8	29
Capital gains distributions	228	255	-	8	29
Total realized gain (loss) on investments
and capital gains distributions	396	191	17	16	58
Net unrealized appreciation
(depreciation) of investments	549	289	38	1	98
Net realized and unrealized gain (loss)
on investments	945	480	55	17	156
Net increase (decrease) in net assets
resulting from operations	$ 910	$ 464	$ 53	$ 12	$ 151

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Van		ING VP Index	ING Wells	ING Wells
	Kampen	ING Van	Plus	Fargo Mid	Fargo Small
	Growth and	Kampen Real International		Cap	Cap
	Income	Estate	Equity	Disciplined	Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 26	$ 39	$ 4	$ 8	$ 1
Total investment income	26	39	4	8	1
Expenses:
Mortality, expense risk
and other charges	33	54	3	20	2
Annual administrative charges	1	1	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	3	14	1	3	1
Total expenses	37	69	4	23	3
Net investment income (loss)	(11)	(30)	-	(15)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	245	-	(18)	2
Capital gains distributions	193	241	8	-	6
Total realized gain (loss) on investments
and capital gains distributions	241	486	8	(18)	8
Net unrealized appreciation
(depreciation) of investments	94	523	41	248	17
Net realized and unrealized gain (loss)
on investments	335	1,009	49	230	25
Net increase (decrease) in net assets
resulting from operations	$ 324	$ 979	$ 49	$ 215	$ 23

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING
	ING Baron	Columbia	ING Davis	ING	ING
	Small Cap	Small Cap	Venture	Fundamental Fundamental
	Growth	Value II	Value	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ -
Total investment income	-	-	-	7	-
Expenses:
Mortality, expense risk
and other charges	35	4	12	22	-
Annual administrative charges	-	-	-	2	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	11	1	3	-	-
Total expenses	46	5	15	24	-
Net investment income (loss)	(46)	(5)	(15)	(17)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	(1)	8	(26)	1
Capital gains distributions	22	-	50	38	-
Total realized gain (loss) on investments
and capital gains distributions	57	(1)	58	12	1
Net unrealized appreciation
(depreciation) of investments	330	54	99	83	-
Net realized and unrealized gain (loss)
on investments	387	53	157	95	1
Net increase (decrease) in net assets
resulting from operations	$ 341	$ 48	$ 142	$ 78	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING Legg
		ING	Mason	ING	ING
	ING	JPMorgan	Partners	Neuberger	Neuberger
	JPMorgan	Mid Cap	Aggressive	Berman	Berman
	International	Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ -	$ -
Total investment income	2	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	19	14	15	1	-
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	2	-	-	-
Other contract charges	5	2	5	-	-
Total expenses	24	18	20	1	-
Net investment income (loss)	(22)	(18)	(20)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	13	40	-	-
Capital gains distributions	-	7	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	20	40	-	-
Net unrealized appreciation
(depreciation) of investments	240	126	56	1	2
Net realized and unrealized gain (loss)
on investments	257	146	96	1	2
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 128	$ 76	$ -	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING
	ING	ING	Templeton	ING	ING UBS U.S.
	Oppenheimer	Oppenheimer	Foreign	Thornburg	Large Cap
	Global	Global	Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 5	$ -	$ 4
Total investment income	-	4	5	-	4
Expenses:
Mortality, expense risk
and other charges	4	95	2	-	7
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	2	-	-	-
Other contract charges	1	22	-	-	2
Total expenses	5	120	2	-	9
Net investment income (loss)	(5)	(116)	3	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	45	1	3	4
Capital gains distributions	-	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	10	55	1	3	4
Net unrealized appreciation
(depreciation) of investments	33	886	44	-	62
Net realized and unrealized gain (loss)
on investments	43	941	45	3	66
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 825	$ 48	$ 3	$ 61

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING Van
	ING UBS U.S.	ING Van	Kampen
	Small Cap	Kampen	Equity and	ING GET	ING GET
	Growth	Comstock	Income	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ -	$ 22	$ 10	$ 90	$ 159
Total investment income	-	22	10	90	159
Expenses:
Mortality, expense risk
and other charges	-	47	8	75	118
Annual administrative charges	-	-	-	1	2
Contingent deferred sales charges	-	-	-	3	5
Other contract charges	-	14	3	-	-
Total expenses	-	61	11	79	125
Net investment income (loss)	-	(39)	(1)	11	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	38	6	5	6
Capital gains distributions	-	151	19	69	54
Total realized gain (loss) on investments
and capital gains distributions	-	189	25	74	60
Net unrealized appreciation
(depreciation) of investments	1	258	25	107	147
Net realized and unrealized gain (loss)
on investments	1	447	50	181	207
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 408	$ 49	$ 192	$ 241

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 110	$ 106	$ 76	$ 58	$ 91
Total investment income	110	106	76	58	91
Expenses:
Mortality, expense risk
and other charges	88	77	82	58	96
Annual administrative charges	1	1	1	-	-
Contingent deferred sales charges	5	-	5	1	-
Other contract charges	-	-	-	-	-
Total expenses	94	78	88	59	96
Net investment income (loss)	16	28	(12)	(1)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	50	105	153	145
Capital gains distributions	2	69	159	17	-
Total realized gain (loss) on investments
and capital gains distributions	19	119	264	170	145
Net unrealized appreciation
(depreciation) of investments	122	47	93	50	194
Net realized and unrealized gain (loss)
on investments	141	166	357	220	339
Net increase (decrease) in net assets
resulting from operations	$ 157	$ 194	$ 345	$ 219	$ 334

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 13	$ 7	$ 9	$ 12	$ -
Total investment income	13	7	9	12	-
Expenses:
Mortality, expense risk
and other charges	24	15	31	175	23
Annual administrative charges	-	-	-	1	-
Contingent deferred sales charges	-	-	1	2	-
Other contract charges	-	-	-	-	-
Total expenses	24	15	32	178	23
Net investment income (loss)	(11)	(8)	(23)	(166)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	100	33	51	312	86
Capital gains distributions	3	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	33	52	312	86
Net unrealized appreciation
(depreciation) of investments	11	30	92	344	128
Net realized and unrealized gain (loss)
on investments	114	63	144	656	214
Net increase (decrease) in net assets
resulting from operations	$ 103	$ 55	$ 121	$ 490	$ 191

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING VP Index
	ING GET	ING VP	Plus	ING VP Index	ING VP Index
	U.S. Core	Global Equity	LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Dividend	Portfolio -	Portfolio -	Portfolio -
	Series 13	Portfolio	Class S	Class S	Class S

Net investment income (loss)
Income:
Dividends	$ -	$ 13	$ 33	$ 21	$ 11
Total investment income	-	13	33	21	11
Expenses:
Mortality, expense risk
and other charges	17	6	57	83	78
Annual administrative charges	1	-	-	1	1
Contingent deferred sales charges	-	-	-	-	3
Other contract charges	-	1	17	25	24
Total expenses	18	7	74	109	106
Net investment income (loss)	(18)	6	(41)	(88)	(95)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	6	85	46	93
Capital gains distributions	-	-	-	344	232
Total realized gain (loss) on investments
and capital gains distributions	-	6	85	390	325
Net unrealized appreciation
(depreciation) of investments	(27)	63	355	41	251
Net realized and unrealized gain (loss)
on investments	(27)	69	440	431	576
Net increase (decrease) in net assets
resulting from operations	$ (45)	$ 75	$ 399	$ 343	$ 481

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP		ING VP	ING VP	ING VP
	Value	ING VP	Financial	MidCap	SmallCap
	Opportunity	Convertible	Services	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S

Net investment income (loss)
Income:
Dividends	$ 2	$ 3	$ 8	$ -	$ -
Total investment income	2	3	8	-	-
Expenses:
Mortality, expense risk
and other charges	2	2	10	1	6
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	2	-	2
Total expenses	2	2	12	1	8
Net investment income (loss)	-	1	(4)	(1)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(9)	56	-	17
Capital gains distributions	-	27	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	18	58	-	17
Net unrealized appreciation
(depreciation) of investments	18	(3)	47	3	31
Net realized and unrealized gain (loss)
on investments	20	15	105	3	48
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 16	$ 101	$ 2	$ 40

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			Legg Mason	Legg Mason	Legg Mason
		ING VP	Partners	Partners	Partners
	ING VP	Intermediate	Variable	Variable	Variable
	Balanced	Bond	Lifestyle	Lifestyle	Lifestyle High
	Portfolio -	Portfolio -	Balanced	Growth	Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ -	$ 149	$ 70	$ 19	$ 5
Total investment income	-	149	70	19	5
Expenses:
Mortality, expense risk
and other charges	4	36	37	16	7
Annual administrative charges	-	-	1	1	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	12	-	-	-
Total expenses	4	48	38	17	8
Net investment income (loss)	(4)	101	32	2	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(12)	2	(84)	13
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	(84)	13
Net unrealized appreciation
(depreciation) of investments	17	(11)	133	153	27
Net realized and unrealized gain (loss)
on investments	18	(23)	135	69	40
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 78	$ 167	$ 71	$ 37

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			Legg Mason
			Partners	Legg Mason	Legg Mason
	Legg Mason	Legg Mason	Variable	Partners	Partners
	Partners	Partners	International	Variable	Variable
	Variable	Variable	All Cap	Large Cap	Money
	Appreciation	High Income	Growth	Value	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 4	$ 8	$ 8
Total investment income	-	16	4	8	8
Expenses:
Mortality, expense risk
and other charges	12	3	3	10	2
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Total expenses	12	3	3	11	3
Net investment income (loss)	(12)	13	1	(3)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	398	(4)	-	(5)	-
Capital gains distributions	-	-	4	12	-
Total realized gain (loss) on investments
and capital gains distributions	398	(4)	4	7	-
Net unrealized appreciation
(depreciation) of investments	(264)	9	41	106	-
Net realized and unrealized gain (loss)
on investments	134	5	45	113	-
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 18	$ 46	$ 110	$ 5

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		PIMCO
	Colonial	StocksPLUS®
	Small Cap	Growth and	Pioneer Small	Pioneer Small
	Value Fund,	Income	Cap Value	Company
	Variable	Portfolio -	VCT	VCT
	Series - Class	Administrative	Portfolio -	Portfolio -	ProFund VP
	B	Class	Class II	Class II	Bull

Net investment income (loss)
Income:
Dividends	$ 5	$ 1	$ -	$ 7	$ -
Total investment income	5	1	-	7	-
Expenses:
Mortality, expense risk
and other charges	20	1	2	1	2
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	7	-	-	-	-
Total expenses	27	1	2	1	2
Net investment income (loss)	(22)	-	(2)	6	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	27	-	5	1
Capital gains distributions	36	-	6	-	5
Total realized gain (loss) on investments
and capital gains distributions	52	27	6	5	6
Net unrealized appreciation
(depreciation) of investments	139	(20)	10	1	6
Net realized and unrealized gain (loss)
on investments	191	7	16	6	12
Net increase (decrease) in net assets
resulting from operations	$ 169	$ 7	$ 14	$ 12	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				Putnam VT
				International
				Growth and
		ProFund VP		Income Fund
	ProFund VP	Rising Rates	ProFund VP	- Class IB
	Europe 30	Opportunity	Small-Cap	Shares

Net investment income (loss)
Income:
Dividends	$ -	$ 8	$ -	$ -
Total investment income	-	8	-	-
Expenses:
Mortality, expense risk
and other charges	2	7	4	-
Annual administrative charges	-	-	-	-
Contingent deferred sales charges	-	-	-	-
Other contract charges	-	1	1	-
Total expenses	2	8	5	-
Net investment income (loss)	(2)	-	(5)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	1	5
Capital gains distributions	3	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	4	(2)	5	5
Net unrealized appreciation
(depreciation) of investments	14	25	27	(3)
Net realized and unrealized gain (loss)
on investments	18	23	32	2
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 23	$ 27	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		Fidelity® VIP
		Equity-	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Income	Growth	Contrafund®
	Leisure Fund	Portfolio -	Portfolio -	Portfolio -
	- Series I	Service Class	Service Class	Service Class
	Shares	2	2	2

Net assets at January 1, 2005	$ 20	$ 1,593	$ 1,120	$ 969

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(17)	(39)
Total realized gain (loss) on investments
and capital gains distributions	5	82	10	46
Net unrealized appreciation (depreciation)
of investments	(7)	54	72	398
Net increase (decrease) in net assets from operations	(1)	123	65	405
Changes from principal transactions:
Premiums	267	1,469	313	3,183
Surrenders and withdrawals	(10)	(39)	(88)	90
Death benefits	-	(20)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(5)	(9)	22
Increase (decrease) in net assets derived from
principal transactions	256	1,405	216	3,295
Total increase (decrease) in net assets	255	1,528	281	3,700
Net assets at December 31, 2005	275	3,121	1,401	4,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	49	(3)	(75)
Total realized gain (loss) on investments
and capital gains distributions	26	551	174	1,049
Net unrealized appreciation (depreciation)
of investments	49	38	(131)	(137)
Net increase (decrease) in net assets from operations	72	638	40	837
Changes from principal transactions:
Premiums	106	1,977	(1)	6,432
Surrenders and withdrawals	(65)	(590)	(1,423)	888
Death benefits	(2)	(124)	(17)	(129)
Transfers between Divisions
(including fixed account), net	-	2	-	8
Increase (decrease) in net assets derived from
principal transactions	39	1,265	(1,441)	7,199
Total increase (decrease) in net assets	111	1,903	(1,401)	8,036
Net assets at December 31, 2006	$ 386	$ 5,024	$ -	$ 12,705

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
		ING	ING	American
	Mutual	AllianceBernstein	American	Funds
	Shares	Mid Cap Growth	Funds	Growth-
	Securities	Portfolio - Service	Growth	Income
	Fund - Class 2	Class	Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ 927	$ 1,273	$ 1,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	(95)	(72)
Total realized gain (loss) on investments
and capital gains distributions	-	58	12	9
Net unrealized appreciation (depreciation)
of investments	-	29	996	385
Net increase (decrease) in net assets from operations	-	71	913	322
Changes from principal transactions:
Premiums	-	571	8,378	7,848
Surrenders and withdrawals	-	(69)	249	206
Death benefits	-	(23)	(9)	(9)
Transfers between Divisions
(including fixed account), net	-	-	3	5
Increase (decrease) in net assets derived from
principal transactions	-	479	8,621	8,050
Total increase (decrease) in net assets	-	550	9,534	8,372
Net assets at December 31, 2005	-	1,477	10,807	9,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(34)	(340)	(202)
Total realized gain (loss) on investments
and capital gains distributions	3	441	312	200
Net unrealized appreciation (depreciation)
of investments	50	(397)	1,456	1,736
Net increase (decrease) in net assets from operations	50	10	1,428	1,734
Changes from principal transactions:
Premiums	636	1,011	13,138	9,365
Surrenders and withdrawals	334	(39)	531	(871)
Death benefits	-	(76)	(17)	(9)
Transfers between Divisions
(including fixed account), net	-	5	21	37
Increase (decrease) in net assets derived from
principal transactions	970	901	13,673	8,522
Total increase (decrease) in net assets	1,020	911	15,101	10,256
Net assets at December 31, 2006	$ 1,020	$ 2,388	$ 25,908	$ 19,830

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING	ING	ING Capital
	ING	BlackRock	BlackRock	Guardian
	American	Large Cap	Large Cap	Small/Mid
	Funds	Growth	Value	Cap Portfolio
	International	Portfolio -	Portfolio -	- Service
	Portfolio	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 571	$ -	$ -	$ 2,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(1)	(1)	(29)
Total realized gain (loss) on investments
and capital gains distributions	13	-	-	(190)
Net unrealized appreciation (depreciation)
of investments	711	16	5	160
Net increase (decrease) in net assets from operations	688	15	4	(59)
Changes from principal transactions:
Premiums	4,106	65	135	290
Surrenders and withdrawals	83	188	12	(167)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	10	(1)	1	-
Increase (decrease) in net assets derived from
principal transactions	4,199	252	148	123
Total increase (decrease) in net assets	4,887	267	152	64
Net assets at December 31, 2005	5,458	267	152	2,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	(8)	(3)	(26)
Total realized gain (loss) on investments
and capital gains distributions	209	34	14	68
Net unrealized appreciation (depreciation)
of investments	1,244	1	22	188
Net increase (decrease) in net assets from operations	1,331	27	33	230
Changes from principal transactions:
Premiums	6,113	233	210	77
Surrenders and withdrawals	(135)	(2)	15	(310)
Death benefits	(13)	(3)	-	(156)
Transfers between Divisions
(including fixed account), net	15	-	-	-
Increase (decrease) in net assets derived from
principal transactions	5,980	228	225	(389)
Total increase (decrease) in net assets	7,311	255	258	(159)
Net assets at December 31, 2006	$ 12,769	$ 522	$ 410	$ 2,207

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING
	ING Capital	ING Eagle		Evergreen
	Guardian	Asset Capital	ING	Health
	U.S. Equities	Appreciation	EquitiesPlus	Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 605	$ 442	$ -	$ 86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(2)	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	47	30	-	43
Net unrealized appreciation (depreciation)
of investments	(12)	(33)	-	40
Net increase (decrease) in net assets from operations	29	(5)	-	72
Changes from principal transactions:
Premiums	99	291	-	1,018
Surrenders and withdrawals	(75)	(66)	-	147
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	-	1
Increase (decrease) in net assets derived from
principal transactions	25	225	-	1,165
Total increase (decrease) in net assets	54	220	-	1,238
Net assets at December 31, 2005	659	662	-	1,324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	(1)	(41)
Total realized gain (loss) on investments
and capital gains distributions	100	127	2	63
Net unrealized appreciation (depreciation)
of investments	(30)	(34)	12	246
Net increase (decrease) in net assets from operations	61	96	13	268
Changes from principal transactions:
Premiums	252	43	39	1,563
Surrenders and withdrawals	(134)	(801)	113	(236)
Death benefits	(6)	-	-	(22)
Transfers between Divisions
(including fixed account), net	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	112	(758)	152	1,304
Total increase (decrease) in net assets	173	(662)	165	1,572
Net assets at December 31, 2006	$ 832	$ -	$ 165	$ 2,896

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING	ING FMRSM	ING FMRSM	ING FMRSM
	Evergreen	Diversified	Large Cap	Mid Cap
	Omega	Mid Cap	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 168	$ -	$ 2,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(11)	(2)	(30)
Total realized gain (loss) on investments
and capital gains distributions	3	59	1	(120)
Net unrealized appreciation (depreciation)
of investments	2	47	10	181
Net increase (decrease) in net assets from operations	5	95	9	31
Changes from principal transactions:
Premiums	47	1,191	25	69
Surrenders and withdrawals	25	497	386	(158)
Death benefits	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	-	1	-	(1)
Increase (decrease) in net assets derived from
principal transactions	72	1,689	411	(94)
Total increase (decrease) in net assets	77	1,784	420	(63)
Net assets at December 31, 2005	77	1,952	420	2,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(82)	(7)	(34)
Total realized gain (loss) on investments
and capital gains distributions	7	383	5	(180)
Net unrealized appreciation (depreciation)
of investments	2	(5)	(1)	319
Net increase (decrease) in net assets from operations	7	296	(3)	105
Changes from principal transactions:
Premiums	(1)	2,822	-	385
Surrenders and withdrawals	10	66	194	416
Death benefits	(11)	(4)	-	(56)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(2)	2,884	194	745
Total increase (decrease) in net assets	5	3,180	191	850
Net assets at December 31, 2006	$ 82	$ 5,132	$ 611	$ 3,036

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Franklin	ING Global	ING Global	ING Global
	Income	Real Estate	Resources	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 110	$ 13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	53	3
Net unrealized appreciation (depreciation)
of investments	-	-	42	(2)
Net increase (decrease) in net assets from operations	-	-	90	1
Changes from principal transactions:
Premiums	-	-	628	100
Surrenders and withdrawals	-	-	67	(1)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	-	-	694	98
Total increase (decrease) in net assets	-	-	784	99
Net assets at December 31, 2005	-	-	894	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	15	(32)	(4)
Total realized gain (loss) on investments
and capital gains distributions	2	17	267	21
Net unrealized appreciation (depreciation)
of investments	145	292	19	2
Net increase (decrease) in net assets from operations	132	324	254	19
Changes from principal transactions:
Premiums	2,277	747	1,466	111
Surrenders and withdrawals	382	946	482	(26)
Death benefits	-	-	-	(55)
Transfers between Divisions
(including fixed account), net	18	-	2	-
Increase (decrease) in net assets derived from
principal transactions	2,677	1,693	1,950	30
Total increase (decrease) in net assets	2,809	2,017	2,204	49
Net assets at December 31, 2006	$ 2,809	$ 2,017	$ 3,098	$ 161

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
			ING JPMorgan	JPMorgan
	ING	ING Janus	Emerging	Small Cap
	International	Contrarian	Markets Equity Core Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 208	$ 57	$ 335	$ 177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	(9)	(23)
Total realized gain (loss) on investments
and capital gains distributions	10	1	36	120
Net unrealized appreciation (depreciation)
of investments	6	32	149	(27)
Net increase (decrease) in net assets from operations	18	31	176	70
Changes from principal transactions:
Premiums	-	162	542	2,186
Surrenders and withdrawals	-	23	93	84
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	2	1
Increase (decrease) in net assets derived from	-	-	-
principal transactions	-	184	637	2,271
Total increase (decrease) in net assets	18	215	813	2,341
Net assets at December 31, 2005	226	272	1,148	2,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(6)	(54)	(95)
Total realized gain (loss) on investments
and capital gains distributions	34	44	332	187
Net unrealized appreciation (depreciation)
of investments	10	52	757	457
Net increase (decrease) in net assets from operations	45	90	1,035	549
Changes from principal transactions:
Premiums	-	415	2,794	3,158
Surrenders and withdrawals	(3)	(21)	715	(247)
Death benefits	-	-	(38)	-
Transfers between Divisions
(including fixed account), net	-	-	1	-
Increase (decrease) in net assets derived from
principal transactions	(3)	394	3,472	2,911
Total increase (decrease) in net assets	42	484	4,507	3,460
Net assets at December 31, 2006	$ 268	$ 756	$ 5,655	$ 5,978

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING		ING Legg
	JPMorgan		Mason
	Value	ING Julius	Partners All	ING Legg
	Opportunities	Baer Foreign	Cap Portfolio	Mason Value
	Portfolio -	Portfolio -	- Service	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ 232	$ 1,083	$ 419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(15)	(12)	(23)
Total realized gain (loss) on investments
and capital gains distributions	1	147	16	14
Net unrealized appreciation (depreciation)
of investments	41	25	33	150
Net increase (decrease) in net assets from operations	34	157	37	141
Changes from principal transactions:
Premiums	310	1,610	461	2,183
Surrenders and withdrawals	1,426	81	(94)	83
Death benefits	-	-	(8)	-
Transfers between Divisions
(including fixed account), net	-	3	17	206
Increase (decrease) in net assets derived from
principal transactions	1,736	1,694	376	2,472
Total increase (decrease) in net assets	1,770	1,851	413	2,613
Net assets at December 31, 2005	1,770	2,083	1,496	3,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(79)	(16)	(96)
Total realized gain (loss) on investments
and capital gains distributions	75	71	58	121
Net unrealized appreciation (depreciation)
of investments	203	962	237	348
Net increase (decrease) in net assets from operations	257	954	279	373
Changes from principal transactions:
Premiums	510	2,428	314	3,536
Surrenders and withdrawals	(860)	887	345	(527)
Death benefits	-	(13)	-	(40)
Transfers between Divisions
(including fixed account), net	-	40	6	75
Increase (decrease) in net assets derived from
principal transactions	(350)	3,342	665	3,044
Total increase (decrease) in net assets	(93)	4,296	944	3,417
Net assets at December 31, 2006	$ 1,677	$ 6,379	$ 2,440	$ 6,449

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 354	$ 51	$ 785	$ 67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(63)	(69)	(31)
Total realized gain (loss) on investments
and capital gains distributions	13	21	32	16
Net unrealized appreciation (depreciation)
of investments	236	491	493	223
Net increase (decrease) in net assets from operations	218	449	456	208
Changes from principal transactions:
Premiums	4,743	9,661	9,541	5,869
Surrenders and withdrawals	(11)	(82)	1,154	71
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	13	86	774	94
Increase (decrease) in net assets derived from
principal transactions	4,745	9,665	11,469	6,034
Total increase (decrease) in net assets	4,963	10,114	11,925	6,242
Net assets at December 31, 2005	5,317	10,165	12,710	6,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(206)	(344)	(275)	(79)
Total realized gain (loss) on investments
and capital gains distributions	308	484	471	225
Net unrealized appreciation (depreciation)
of investments	1,574	2,669	2,575	832
Net increase (decrease) in net assets from operations	1,676	2,809	2,771	978
Changes from principal transactions:
Premiums	10,225	21,431	21,101	6,406
Surrenders and withdrawals	339	481	1,143	892
Death benefits	(137)	(42)	(69)	-
Transfers between Divisions
(including fixed account), net	14	129	99	1
Increase (decrease) in net assets derived from
principal transactions	10,441	21,999	22,274	7,299
Total increase (decrease) in net assets	12,117	24,808	25,045	8,277
Net assets at December 31, 2006	$ 17,434	$ 34,973	$ 37,755	$ 14,586

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Limited		ING Lord
	Maturity	ING Liquid	Abbett	ING
	Bond	Assets	Affiliated	MarketPro
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,191	$ 1,254	$ 187	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(26)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	-	33	-
Net unrealized appreciation (depreciation)
of investments	(24)	-	(23)	-
Net increase (decrease) in net assets from operations	2	(26)	10	-
Changes from principal transactions:
Premiums	12	6,794	68	-
Surrenders and withdrawals	(264)	(3,904)	(64)	-
Death benefits	-	(27)	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(252)	2,864	4	-
Total increase (decrease) in net assets	(250)	2,838	14	-
Net assets at December 31, 2005	941	4,092	201	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(24)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(15)	-	37	-
Net unrealized appreciation (depreciation)
of investments	17	-	13	10
Net increase (decrease) in net assets from operations	19	(24)	47	9
Changes from principal transactions:
Premiums	12	14,685	211	262
Surrenders and withdrawals	(205)	(11,685)	-	(1)
Death benefits	(13)	(22)	-	-
Transfers between Divisions
(including fixed account), net	-	4	-	-
Increase (decrease) in net assets derived from
principal transactions	(206)	2,982	211	261
Total increase (decrease) in net assets	(187)	2,958	258	270
Net assets at December 31, 2006	$ 754	$ 7,050	$ 459	$ 270

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Marsico
	ING Marsico	International	ING MFS	ING MFS
	Growth	Opportunities	Total Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 4,504	$ -	$ 4,707	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	(6)	34	2
Total realized gain (loss) on investments
and capital gains distributions	(248)	23	256	21
Net unrealized appreciation (depreciation)
of investments	706	165	(190)	(11)
Net increase (decrease) in net assets from operations	385	182	100	12
Changes from principal transactions:
Premiums	1,370	1,138	3,632	501
Surrenders and withdrawals	(261)	497	(141)	474
Death benefits	(27)	-	(40)	-
Transfers between Divisions
(including fixed account), net	-	-	12	1
Increase (decrease) in net assets derived from
principal transactions	1,082	1,635	3,463	976
Total increase (decrease) in net assets	1,467	1,817	3,563	988
Net assets at December 31, 2005	5,971	1,817	8,270	988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	(58)	48	(35)
Total realized gain (loss) on investments
and capital gains distributions	(1,066)	70	557	40
Net unrealized appreciation (depreciation)
of investments	1,393	535	310	557
Net increase (decrease) in net assets from operations	218	547	915	562
Changes from principal transactions:
Premiums	1,391	1,116	2,234	1,617
Surrenders and withdrawals	(179)	(41)	(813)	322
Death benefits	(244)	(27)	(70)	(11)
Transfers between Divisions
(including fixed account), net	27	5	8	14
Increase (decrease) in net assets derived from
principal transactions	995	1,053	1,359	1,942
Total increase (decrease) in net assets	1,213	1,600	2,274	2,504
Net assets at December 31, 2006	$ 7,184	$ 3,417	$ 10,544	$ 3,492

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Main Street	Core Bond	High Yield	Fund
	Portfolio® -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 2,350	$ 1,456	$ 1,016	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	47	92	-
Total realized gain (loss) on investments
and capital gains distributions	(82)	38	9	-
Net unrealized appreciation (depreciation)
of investments	203	(73)	(46)	2
Net increase (decrease) in net assets from operations	107	12	55	2
Changes from principal transactions:
Premiums	633	3,014	1,464	30
Surrenders and withdrawals	(298)	(206)	(5)	45
Death benefits	(3)	(25)	(23)	-
Transfers between Divisions
(including fixed account), net	(1)	56	11	-
Increase (decrease) in net assets derived from
principal transactions	331	2,839	1,447	75
Total increase (decrease) in net assets	438	2,851	1,502	77
Net assets at December 31, 2005	2,788	4,307	2,518	77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	32	153	(1)
Total realized gain (loss) on investments
and capital gains distributions	(166)	(9)	34	5
Net unrealized appreciation (depreciation)
of investments	725	121	49	9
Net increase (decrease) in net assets from operations	532	144	236	13
Changes from principal transactions:
Premiums	1,551	2,350	1,693	51
Surrenders and withdrawals	696	(279)	(83)	(11)
Death benefits	(127)	(29)	(44)	-
Transfers between Divisions
(including fixed account), net	4	32	11	-
Increase (decrease) in net assets derived from
principal transactions	2,124	2,074	1,577	40
Total increase (decrease) in net assets	2,656	2,218	1,813	53
Net assets at December 31, 2006	$ 5,444	$ 6,525	$ 4,331	$ 130

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING
	ING Pioneer	ING T. Rowe	ING T. Rowe	Templeton
	Mid Cap	Price Capital	Price Equity	Global
	Value	Appreciation	Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 869	$ 1,336	$ 1,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(9)	(16)	(7)
Total realized gain (loss) on investments
and capital gains distributions	1	80	78	(36)
Net unrealized appreciation (depreciation)
of investments	33	22	19	130
Net increase (decrease) in net assets from operations	24	93	81	87
Changes from principal transactions:
Premiums	1,365	1,654	2,857	58
Surrenders and withdrawals	84	218	129	(36)
Death benefits	-	-	(31)	(14)
Transfers between Divisions
(including fixed account), net	-	-	10	(1)
Increase (decrease) in net assets derived from
principal transactions	1,449	1,872	2,965	7
Total increase (decrease) in net assets	1,473	1,965	3,046	94
Net assets at December 31, 2005	1,473	2,834	4,382	1,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	(43)	(35)	(16)
Total realized gain (loss) on investments
and capital gains distributions	38	489	396	191
Net unrealized appreciation (depreciation)
of investments	302	396	549	289
Net increase (decrease) in net assets from operations	297	842	910	464
Changes from principal transactions:
Premiums	1,441	5,222	2,524	2,042
Surrenders and withdrawals	620	1,319	(573)	121
Death benefits	(4)	(78)	(80)	-
Transfers between Divisions
(including fixed account), net	9	31	20	5
Increase (decrease) in net assets derived from
principal transactions	2,066	6,494	1,891	2,168
Total increase (decrease) in net assets	2,363	7,336	2,801	2,632
Net assets at December 31, 2006	$ 3,836	$ 10,170	$ 7,183	$ 3,771

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Van	ING Van	ING Van
		Kampen	Kampen	Kampen
	ING UBS U.S.	Equity	Global	Growth and
	Allocation	Growth	Franchise	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 271	$ -	$ -	$ 1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(2)	(8)
Total realized gain (loss) on investments
and capital gains distributions	1	2	-	-
Net unrealized appreciation (depreciation)
of investments	25	12	14	142
Net increase (decrease) in net assets from operations	26	13	12	134
Changes from principal transactions:
Premiums	237	167	402	274
Surrenders and withdrawals	26	36	15	118
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	(2)
Increase (decrease) in net assets derived from
principal transactions	263	204	417	390
Total increase (decrease) in net assets	289	217	429	524
Net assets at December 31, 2005	560	217	429	2,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	17	16	58	241
Net unrealized appreciation (depreciation)
of investments	38	1	98	94
Net increase (decrease) in net assets from operations	53	12	151	324
Changes from principal transactions:
Premiums	2	144	779	439
Surrenders and withdrawals	26	41	223	(346)
Death benefits	(2)	-	(20)	-
Transfers between Divisions
(including fixed account), net	-	-	5	-
Increase (decrease) in net assets derived from
principal transactions	26	185	987	93
Total increase (decrease) in net assets	79	197	1,138	417
Net assets at December 31, 2006	$ 639	$ 414	$ 1,567	$ 2,443

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING VP	ING Wells	ING Wells
	ING Van	Index Plus	Fargo Mid	Fargo Small
	Kampen Real International		Cap	Cap
	Estate	Equity	Disciplined	Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 670	$ -	$ 935	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(7)	-
Total realized gain (loss) on investments
and capital gains distributions	224	-	(30)	-
Net unrealized appreciation (depreciation)
of investments	25	-	78	-
Net increase (decrease) in net assets from operations	241	-	41	-
Changes from principal transactions:
Premiums	1,456	-	69	-
Surrenders and withdrawals	(284)	-	(50)	-
Death benefits	-	-	(12)	-
Transfers between Divisions
(including fixed account), net	7	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,179	-	7	-
Total increase (decrease) in net assets	1,420	-	48	-
Net assets at December 31, 2005	2,090	-	983	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	-	(15)	(2)
Total realized gain (loss) on investments
and capital gains distributions	486	8	(18)	8
Net unrealized appreciation (depreciation)
of investments	523	41	248	17
Net increase (decrease) in net assets from operations	979	49	215	23
Changes from principal transactions:
Premiums	2,190	306	990	299
Surrenders and withdrawals	(182)	57	108	16
Death benefits	(115)	-	(17)	-
Transfers between Divisions
(including fixed account), net	4	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,897	363	1,081	315
Total increase (decrease) in net assets	2,876	412	1,296	338
Net assets at December 31, 2006	$ 4,966	$ 412	$ 2,279	$ 338

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING
	ING Baron	Columbia	ING Davis	ING
	Small Cap	Small Cap	Venture	Fundamental
	Growth	Value II	Value	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	13	-	-	-
Net increase (decrease) in net assets from operations	9	-	-	-
Changes from principal transactions:
Premiums	709	-	-	-
Surrenders and withdrawals	75	-	11	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	784	-	11	-
Total increase (decrease) in net assets	793	-	11	-
Net assets at December 31, 2005	793	-	11	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(5)	(15)	(17)
Total realized gain (loss) on investments
and capital gains distributions	57	(1)	58	12
Net unrealized appreciation (depreciation)
of investments	330	54	99	83
Net increase (decrease) in net assets from operations	341	48	142	78
Changes from principal transactions:
Premiums	2,613	747	1,461	2
Surrenders and withdrawals	240	73	812	2,288
Death benefits	-	(2)	-	(27)
Transfers between Divisions
(including fixed account), net	21	(1)	14	-
Increase (decrease) in net assets derived from
principal transactions	2,874	817	2,287	2,263
Total increase (decrease) in net assets	3,215	865	2,429	2,341
Net assets at December 31, 2006	$ 4,008	$ 865	$ 2,440	$ 2,341

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING	ING Legg
	ING	ING	JPMorgan	Mason Partners
	Fundamental	JPMorgan	Mid Cap	Aggressive
	Research	International	Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 46	$ 436	$ 93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	(12)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	3	96	1
Net unrealized appreciation (depreciation)
of investments	1	68	(23)	51

Net increase (decrease) in net assets from operations	1	66	61	46
Changes from principal transactions:
Premiums	22	664	399	584
Surrenders and withdrawals	4	60	24	55
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	6	-	(1)

Increase (decrease) in net assets derived from
principal transactions	25	730	423	638

Total increase (decrease) in net assets	26	796	484	684

Net assets at December 31, 2005	26	842	920	777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(22)	(18)	(20)
Total realized gain (loss) on investments
and capital gains distributions	1	17	20	40
Net unrealized appreciation (depreciation)
of investments	-	240	126	56

Net increase (decrease) in net assets from operations	1	235	128	76
Changes from principal transactions:
Premiums	-	777	-	431
Surrenders and withdrawals	(22)	443	(35)	(137)
Death benefits	-	(7)	(30)	(18)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(22)	1,213	(65)	276

Total increase (decrease) in net assets	(21)	1,448	63	352

Net assets at December 31, 2006	$ 5	$ 2,290	$ 983	$ 1,129

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING	ING
	Neuberger	Neuberger	ING	ING
	Berman	Berman	Oppenheimer Oppenheimer
	Partners	Regency	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	9	44
Net unrealized appreciation (depreciation)
of investments	-	-	35	103
Net increase (decrease) in net assets from operations	-	-	43	148
Changes from principal transactions:
Premiums	-	-	5	2,172
Surrenders and withdrawals	-	-	219	29
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1	3
Increase (decrease) in net assets derived from
principal transactions	-	-	225	2,204
Total increase (decrease) in net assets	-	-	268	2,352
Net assets at December 31, 2005	-	-	268	2,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(5)	(116)
Total realized gain (loss) on investments
and capital gains distributions	-	-	10	55
Net unrealized appreciation (depreciation)
of investments	1	2	33	886
Net increase (decrease) in net assets from operations	-	2	38	825
Changes from principal transactions:
Premiums	87	45	-	3,493
Surrenders and withdrawals	730	-	(41)	1,541
Death benefits	-	-	-	(127)
Transfers between Divisions
(including fixed account), net	-	-	-	29
Increase (decrease) in net assets derived from
principal transactions	817	45	(41)	4,936
Total increase (decrease) in net assets	817	47	(3)	5,761
Net assets at December 31, 2006	$ 817	$ 47	$ 265	$ 8,193

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

ING
	Templeton	ING	ING UBS U.S.	ING UBS U.S.
	Foreign	Thornburg	Large Cap	Small Cap
	Equity	Value	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 17	$ 71	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	4	-
Net unrealized appreciation (depreciation)
of investments	-	-	25	-
Net increase (decrease) in net assets from operations	-	-	25	-
Changes from principal transactions:
Premiums	-	7	317	-
Surrenders and withdrawals	-	(1)	(38)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	5	-
Increase (decrease) in net assets derived from
principal transactions	-	7	284	-
Total increase (decrease) in net assets	-	7	309	-
Net assets at December 31, 2005	-	24	380	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	1	3	4	-
Net unrealized appreciation (depreciation)
of investments	44	-	62	1
Net increase (decrease) in net assets from operations	48	3	61	1
Changes from principal transactions:
Premiums	388	-	163	6
Surrenders and withdrawals	30	(15)	(23)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	418	(15)	140	6
Total increase (decrease) in net assets	466	(12)	201	7
Net assets at December 31, 2006	$ 466	$ 12	$ 581	$ 7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Van
	ING Van	Kampen
	Kampen	Equity and	ING GET	ING GET
	Comstock	Income	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Series 1	Series 2

Net assets at January 1, 2005	$ 264	$ -	$ 4,629	$ 8,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	4	45
Total realized gain (loss) on investments
and capital gains distributions	47	-	189	190
Net unrealized appreciation (depreciation)
of investments	32	10	(234)	(329)
Net increase (decrease) in net assets from operations	64	9	(41)	(94)
Changes from principal transactions:
Premiums	1,896	341	(7)	-
Surrenders and withdrawals	46	27	(740)	(1,674)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	-	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	1,945	368	(748)	(1,675)
Total increase (decrease) in net assets	2,009	377	(789)	(1,769)
Net assets at December 31, 2005	2,273	377	3,840	6,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(1)	11	34
Total realized gain (loss) on investments
and capital gains distributions	189	25	74	60
Net unrealized appreciation (depreciation)
of investments	258	25	107	147
Net increase (decrease) in net assets from operations	408	49	192	241
Changes from principal transactions:
Premiums	1,090	151	(2)	(3)
Surrenders and withdrawals	(90)	(35)	(439)	(999)
Death benefits	(9)	-	(49)	-
Transfers between Divisions
(including fixed account), net	24	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,015	116	(490)	(1,002)
Total increase (decrease) in net assets	1,423	165	(298)	(761)
Net assets at December 31, 2006	$ 3,696	$ 542	$ 3,542	$ 5,520

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 3	Series 4	Series 5	Series 6

Net assets at January 1, 2005	$ 6,647	$ 5,714	$ 6,705	$ 5,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(20)	(72)	(81)
Total realized gain (loss) on investments
and capital gains distributions	10	81	186	19
Net unrealized appreciation (depreciation)
of investments	(88)	(107)	(96)	78
Net increase (decrease) in net assets from operations	(92)	(46)	18	16
Changes from principal transactions:
Premiums	(4)	(62)	(6)	(14)
Surrenders and withdrawals	(869)	(977)	(1,696)	(854)
Death benefits	(98)	(244)	-	(363)
Transfers between Divisions
(including fixed account), net	(1)	(1)	(1)	(6)
Increase (decrease) in net assets derived from
principal transactions	(972)	(1,284)	(1,703)	(1,237)
Total increase (decrease) in net assets	(1,064)	(1,330)	(1,685)	(1,221)
Net assets at December 31, 2005	5,583	4,384	5,020	4,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	28	(12)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19	119	264	170
Net unrealized appreciation (depreciation)
of investments	122	47	93	50
Net increase (decrease) in net assets from operations	157	194	345	219
Changes from principal transactions:
Premiums	(6)	2	(1)	-
Surrenders and withdrawals	(2,382)	(1,039)	(1,489)	(2,421)
Death benefits	(337)	(270)	-	-
Transfers between Divisions
(including fixed account), net	-	-	10	-
Increase (decrease) in net assets derived from
principal transactions	(2,725)	(1,307)	(1,480)	(2,421)
Total increase (decrease) in net assets	(2,568)	(1,113)	(1,135)	(2,202)
Net assets at December 31, 2006	$ 3,015	$ 3,271	$ 3,885	$ 1,862

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 7	Series 8	Series 9	Series 10

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	(39)	(12)	(4)
Total realized gain (loss) on investments
and capital gains distributions	13	3	-	-
Net unrealized appreciation (depreciation)
of investments	122	50	-	(16)
Net increase (decrease) in net assets from operations	9	14	(12)	(20)
Changes from principal transactions:
Premiums	71	1	87	96
Surrenders and withdrawals	2,377	403	118	1,360
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	4,112	2,528	1,364	1,386
Increase (decrease) in net assets derived from
principal transactions	6,560	2,932	1,569	2,842
Total increase (decrease) in net assets	6,569	2,946	1,557	2,822
Net assets at December 31, 2005	6,569	2,946	1,557	2,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(11)	(8)	(23)
Total realized gain (loss) on investments
and capital gains distributions	145	103	33	52
Net unrealized appreciation (depreciation)
of investments	194	11	30	92
Net increase (decrease) in net assets from operations	334	103	55	121
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(3,321)	(2,369)	(1,231)	(1,940)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(6)
Increase (decrease) in net assets derived from
principal transactions	(3,321)	(2,369)	(1,231)	(1,946)
Total increase (decrease) in net assets	(2,987)	(2,266)	(1,176)	(1,825)
Net assets at December 31, 2006	$ 3,582	$ 680	$ 381	$ 997

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING VP
	U.S. Core	U.S. Core	U.S. Core	Global Equity
	Portfolio -	Portfolio -	Portfolio -	Dividend
	Series 11	Series 12	Series 13	Portfolio

Net assets at January 1, 2005	$ -	$ -	$ -	$ 40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	-	-	-	9
Net increase (decrease) in net assets from operations	-	-	-	11
Changes from principal transactions:
Premiums	-	-	-	214
Surrenders and withdrawals	-	-	-	4
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	-	-	-	217
Total increase (decrease) in net assets	-	-	-	228
Net assets at December 31, 2005	-	-	-	268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(166)	(23)	(18)	6
Total realized gain (loss) on investments
and capital gains distributions	312	86	-	6
Net unrealized appreciation (depreciation)
of investments	344	128	(27)	63
Net increase (decrease) in net assets from operations	490	191	(45)	75
Changes from principal transactions:
Premiums	(1)	-	-	37
Surrenders and withdrawals	4,569	(209)	7,859	(4)
Death benefits	(393)	-	-	-
Transfers between Divisions
(including fixed account), net	691	1,189	1,740	-
Increase (decrease) in net assets derived from
principal transactions	4,866	980	9,599	33
Total increase (decrease) in net assets	5,356	1,171	9,554	108
Net assets at December 31, 2006	$ 5,356	$ 1,171	$ 9,554	$ 376

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP Index		ING VP Index	ING VP
	Plus	ING VP Index	Plus	Value
	LargeCap	Plus MidCap	SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S

Net assets at January 1, 2005	$ 570	$ 754	$ 817	$ 36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(27)	(30)	-
Total realized gain (loss) on investments
and capital gains distributions	19	150	125	3
Net unrealized appreciation (depreciation)
of investments	82	85	25	1
Net increase (decrease) in net assets from operations	88	208	120	4
Changes from principal transactions:
Premiums	2,410	2,728	2,730	36
Surrenders and withdrawals	309	240	131	72
Death benefits	(12)	(9)	(9)	-
Transfers between Divisions
(including fixed account), net	5	12	20	-
Increase (decrease) in net assets derived from
principal transactions	2,712	2,971	2,872	108
Total increase (decrease) in net assets	2,800	3,179	2,992	112
Net assets at December 31, 2005	3,370	3,933	3,809	148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	(88)	(95)	-
Total realized gain (loss) on investments
and capital gains distributions	85	390	325	2
Net unrealized appreciation (depreciation)
of investments	355	41	251	18
Net increase (decrease) in net assets from operations	399	343	481	20
Changes from principal transactions:
Premiums	875	1,762	1,519	1
Surrenders and withdrawals	(575)	(89)	(348)	(11)
Death benefits	(18)	(25)	(68)	-
Transfers between Divisions
(including fixed account), net	-	24	2	-
Increase (decrease) in net assets derived from
principal transactions	282	1,672	1,105	(10)
Total increase (decrease) in net assets	681	2,015	1,586	10
Net assets at December 31, 2006	$ 4,051	$ 5,948	$ 5,395	$ 158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING VP	Financial	MidCap	SmallCap
	Convertible	Services	Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S

Net assets at January 1, 2005	$ 217	$ 44	$ 59	$ 22

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	4	2	-
Net unrealized appreciation (depreciation)
of investments	(2)	16	3	11
Net increase (decrease) in net assets from operations	1	20	4	10
Changes from principal transactions:
Premiums	83	257	-	138
Surrenders and withdrawals	3	67	(21)	71
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	5	(1)	1	-
Increase (decrease) in net assets derived from
principal transactions	91	323	(20)	209
Total increase (decrease) in net assets	92	343	(16)	219
Net assets at December 31, 2005	309	387	43	241

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	(1)	(8)
Total realized gain (loss) on investments
and capital gains distributions	18	58	-	17
Net unrealized appreciation (depreciation)
of investments	(3)	47	3	31
Net increase (decrease) in net assets from operations	16	101	2	40
Changes from principal transactions:
Premiums	-	306	-	259
Surrenders and withdrawals	(323)	343	-	(12)
Death benefits	(2)	(70)	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	6
Increase (decrease) in net assets derived from
principal transactions	(325)	579	-	253
Total increase (decrease) in net assets	(309)	680	2	293
Net assets at December 31, 2006	$ -	$ 1,067	$ 45	$ 534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Legg Mason	Legg Mason
		ING VP	Partners	Partners
	ING VP	Intermediate	Variable	Variable
	Balanced	Bond	Lifestyle	Lifestyle
	Portfolio -	Portfolio -	Balanced	Growth
	Class S	Class S	Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ -	$ 3,579	$ 1,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	30	23	(2)
Total realized gain (loss) on investments
and capital gains distributions	-	2	(5)	(38)
Net unrealized appreciation (depreciation)
of investments	-	(31)	13	87
Net increase (decrease) in net assets from operations	-	1	31	47
Changes from principal transactions:
Premiums	-	1,025	7	-
Surrenders and withdrawals	-	73	(591)	(308)
Death benefits	-	-	(3)	-
Transfers between Divisions
(including fixed account), net	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	-	1,098	(589)	(308)
Total increase (decrease) in net assets	-	1,099	(558)	(261)
Net assets at December 31, 2005	-	1,099	3,021	1,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	101	32	2
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	(84)
Net unrealized appreciation (depreciation)
of investments	17	(11)	133	153
Net increase (decrease) in net assets from operations	14	78	167	71
Changes from principal transactions:
Premiums	-	3,556	45	1
Surrenders and withdrawals	309	(893)	(612)	(451)
Death benefits	-	-	(76)	(28)
Transfers between Divisions
(including fixed account), net	-	18	-	-
Increase (decrease) in net assets derived from
principal transactions	309	2,681	(643)	(478)
Total increase (decrease) in net assets	323	2,759	(476)	(407)
Net assets at December 31, 2006	$ 323	$ 3,858	$ 2,545	$ 974

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Legg Mason			Legg Mason
	Partners	Legg Mason	Legg Mason	Partners
	Variable	Partners	Partners	Variable
	Lifestyle High	Variable	Variable High	International All
	Growth	Appreciation	Income	Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2005	$ 777	$ 3,238	$ 221	$ 216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(21)	14	-
Total realized gain (loss) on investments
and capital gains distributions	21	105	(2)	(1)
Net unrealized appreciation (depreciation)
of investments	16	-	(9)	21

Net increase (decrease) in net assets from operations	29	84	3	20
Changes from principal transactions:
Premiums	10	14	-	-
Surrenders and withdrawals	(139)	(527)	(9)	(26)
Death benefits	-	(10)	-	(1)
Transfers between Divisions
(including fixed account), net	-	(2)	-	-

Increase (decrease) in net assets derived from
principal transactions	(129)	(525)	(9)	(27)

Total increase (decrease) in net assets	(100)	(441)	(6)	(7)

Net assets at December 31, 2005	677	2,797	215	209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(12)	13	1
Total realized gain (loss) on investments
and capital gains distributions	13	398	(4)	4
Net unrealized appreciation (depreciation)
of investments	27	(264)	9	41

Net increase (decrease) in net assets from operations	37	122	18	46
Changes from principal transactions:
Premiums	-	1	-	-
Surrenders and withdrawals	(235)	(2,920)	(16)	(36)
Death benefits	(32)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(267)	(2,919)	(16)	(36)

Total increase (decrease) in net assets	(230)	(2,797)	2	10

Net assets at December 31, 2006	$ 447	$ -	$ 217	$ 219

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Legg Mason	Legg Mason	Colonial	PIMCO
	Partners	Partners	Small Cap	StocksPLUS®
	Variable	Variable	Value Fund,	Growth and
	Large Cap	Money	Variable	Income Portfolio
	Value	Market	Series - Class	- Administrative
	Portfolio	Portfolio	B	Class

Net assets at January 1, 2005	$ 1,048	$ 163	$ -	$ 167

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	(25)	-	-	(5)
Net unrealized appreciation (depreciation)
of investments	70	-	14	6

Net increase (decrease) in net assets from operations	43	(2)	10	2
Changes from principal transactions:
Premiums	-	-	691	-
Surrenders and withdrawals	(289)	(16)	108	(31)
Death benefits	(13)	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	1	-

Increase (decrease) in net assets derived from
principal transactions	(301)	(16)	800	(31)

Total increase (decrease) in net assets	(258)	(18)	810	(29)

Net assets at December 31, 2005	790	145	810	138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	(22)	-
Total realized gain (loss) on investments
and capital gains distributions	7	-	52	27
Net unrealized appreciation (depreciation)
of investments	106	-	139	(20)

Net increase (decrease) in net assets from operations	110	5	169	7
Changes from principal transactions:
Premiums	(1)	-	479	-
Surrenders and withdrawals	(212)	38	(61)	(145)
Death benefits	(24)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(237)	38	418	(145)

Total increase (decrease) in net assets	(127)	43	587	(138)

Net assets at December 31, 2006	$ 663	$ 188	$ 1,397	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Pioneer Small	Pioneer Small
	Cap Value	Company
	VCT Portfolio	VCT Portfolio	ProFund VP	ProFund VP
	- Class II	- Class II	Bull	Europe 30

Net assets at January 1, 2005	$ -	$ 139	$ 70	$ 235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	19	6	(1)
Net unrealized appreciation (depreciation)
of investments	-	(13)	(4)	(2)
Net increase (decrease) in net assets from operations	-	3	1	(4)
Changes from principal transactions:
Premiums	-	42	48	52
Surrenders and withdrawals	-	(1)	(33)	(194)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	-	42	15	(142)
Total increase (decrease) in net assets	-	45	16	(146)

Net assets at December 31, 2005	-	184	86	89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	6	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	6	5	6	4
Net unrealized appreciation (depreciation)
of investments	10	1	6	14
Net increase (decrease) in net assets from operations	14	12	10	16
Changes from principal transactions:
Premiums	-	-	13	28
Surrenders and withdrawals	191	(196)	1	(1)
Death benefits	-	-	(9)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	191	(195)	5	27
Total increase (decrease) in net assets	205	(184)	15	43
Net assets at December 31, 2006	$ 205	$ -	$ 101	$ 132

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Putnam VT
			International
			Growth and
	ProFund VP		Income Fund
	Rising Rates	ProFund VP	- Class IB
	Opportunity	Small-Cap	Shares

Net assets at January 1, 2005	$ 133	$ 138	$ 11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	27	-
Net unrealized appreciation (depreciation)
of investments	(1)	(18)	1
Net increase (decrease) in net assets from operations	(20)	7	1
Changes from principal transactions:
Premiums	189	71	-
Surrenders and withdrawals	(9)	(2)	-
Death benefits	-	(20)	-
Transfers between Divisions
(including fixed account), net	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	180	48	-
Total increase (decrease) in net assets	160	55	1
Net assets at December 31, 2005	293	193	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	5	5
Net unrealized appreciation (depreciation)
of investments	25	27	(3)
Net increase (decrease) in net assets from operations	23	27	2
Changes from principal transactions:
Premiums	121	74	-
Surrenders and withdrawals	60	15	(14)
Death benefits	(2)	-	-
Transfers between Divisions
(including fixed account), net	-	-	-
Increase (decrease) in net assets derived from
principal transactions	179	89	(14)
Total increase (decrease) in net assets	202	116	(12)
Net assets at December 31, 2006	$ 495	$ 309	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) was established by First Golden American Life Insurance Company of New York (“First Golden”) to support the operations of variable annuity contracts (“Contracts”). The Account became a separate account of ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be chargeable with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2006, the Account had, under ING GoldenSelect, ING SmartDesign, and Empire PrimElite Contracts, 112 investment divisions (the “Divisions”), 17 of which invest in independently managed mutual funds and 95 of which invest in mutual funds managed by an affiliate, either Directed Services, LLC or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series (“Series,” which may also be referred to as “Portfolio”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING BlackRock Large Cap Growth
Fidelity® Variable Insurance Products:	Portfolio - Service Class*
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING BlackRock Large Cap Value
Fidelity® Variable Insurance Products II:	Portfolio - Service Class*
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Capital Guardian Small/Mid Cap
Franklin Templeton Variable Insurance Products Trust:	Portfolio - Service Class
Mutual Shares Securities Fund - Class 2**	ING Capital Guardian U.S. Equities
ING Investors Trust:	Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth	ING EquitiesPlus Portfolio - Service Class**
Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service Class
ING American Funds Growth Portfolio	ING Evergreen Omega Portfolio - Service Class*
ING American Funds Growth-Income Portfolio	ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING American Funds International Portfolio	ING FMRSM Large Cap Growth Portfolio - Service Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc.:
ING FMRSM Mid Cap Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class*
ING Franklin Income Portfolio - Service Class**	ING Columbia Small Cap Value II
ING Global Real Estate Portfolio - Service Class**	Portfolio - Service Class**
ING Global Resources Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class*
ING Global Technology Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class**
ING International Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class*
ING Janus Contrarian Portfolio - Service Class	ING JPMorgan International Portfolio - Service Class
ING JPMorgan Emerging Markets Equity	ING JPMorgan Mid Cap Value Portfolio - Service Class
Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth
ING JPMorgan Small Cap Core Equity	Portfolio - Service Class
Portfolio - Service Class	ING Neuberger Berman Partners
ING JPMorgan Value Opportunities	Portfolio - Service Class**
Portfolio - Service Class*	ING Neuberger Berman Regency
ING Julius Baer Foreign Portfolio - Service Class	Portfolio - Service Class**
ING Legg Mason Partners All Cap	ING Oppenheimer Global Portfolio - Initial Class*
Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class	ING Templeton Foreign Equity
ING LifeStyle Aggressive Growth	Portfolio - Service Class**
Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING LifeStyle Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity
ING LifeStyle Moderate Growth	Portfolio - Service Class
Portfolio - Service Class	ING UBS U.S. Small Cap Growth
ING LifeStyle Moderate Portfolio - Service Class	Portfolio - Service Class**
ING Limited Maturity Bond Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class	ING Van Kampen Equity and Income
ING Lord Abbett Affiliated Portfolio - Service Class	Portfolio - Service Class*
ING MarketPro Portfolio - Service Class**	ING Variable Insurance Trust:
ING Marsico Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1
ING Marsico International Opportunities	ING GET U.S. Core Portfolio - Series 2
Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 3
ING MFS Total Return Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 4
ING MFS Utilities Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 5
ING Oppenheimer Main Street Portfolio® - Service Class	ING GET U.S. Core Portfolio - Series 6
ING PIMCO Core Bond Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 7*
ING PIMCO High Yield Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8*
ING Pioneer Fund Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 9*
ING Pioneer Mid Cap Value Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 10*
ING T. Rowe Price Capital Appreciation	ING GET U.S. Core Portfolio - Series 11**
Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12**
ING T. Rowe Price Equity Income	ING GET U.S. Core Portfolio - Series 13**
Portfolio - Service Class	ING VP Global Equity Dividend Portfolio
ING Templeton Global Growth Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING UBS U.S. Allocation Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class S
ING Van Kampen Equity Growth	ING VP Index Plus MidCap Portfolio - Class S
Portfolio - Service Class*	ING VP Index Plus SmallCap Portfolio - Class S
ING Van Kampen Global Franchise	ING VP Value Opportunity Portfolio - Class S
Portfolio - Service Class*	ING Variable Products Trust:
ING Van Kampen Growth and Income	ING VP Financial Services Portfolio - Class S
Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Van Kampen Real Estate Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING VP Index Plus International Equity	ING VP Balanced Portfolio, Inc.:
Portfolio - Service Class**	ING VP Balanced Portfolio - Class S**
ING Wells Fargo Mid Cap Disciplined	ING VP Intermediate Bond Portfolio:
Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class S*
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class**

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Legg Mason Partners Lifestyle Series, Inc.:	Liberty Variable Insurance Trust:
Legg Mason Partners Variable Lifestyle Balanced	Colonial Small Cap Value Fund, Variable
Portfolio	Series - Class B*
Legg Mason Partners Variable Lifestyle Growth Portfolio	Pioneer Variable Contracts Trust:
Legg Mason Partners Variable Lifestyle High Growth	Pioneer Small Cap Value VCT Portfolio - Class II**
Portfolio	ProFunds:
Legg Mason Partners Variable Portfolios III:	ProFund VP Bull
Legg Mason Partners Variable High Income Portfolio	ProFund VP Europe 30
Legg Mason Partners Variable International All Cap	ProFund VP Rising Rates Opportunity
Growth Portfolio	ProFund VP Small-Cap
Legg Mason Partners Variable Large Cap Value
Portfolio	* Division was added in 2005
Legg Mason Partners Variable Money Market Portfolio	** Division was added in 2006

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth Portfolio - Service Class
Portfolio - Service Class
ING BlackRock Large Cap Value	ING Mercury Large Cap Value Portfolio - Service Class
Portfolio - Service Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth Portfolio - Service Class
Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service Class
ING Global Technology Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING JP Morgan Small Cap Equity Portfolio - Service Class
Portfolio - Service Class
ING Legg Mason Partners All Cap	ING Salomon Brothers All Cap Portfolio - Service Class
Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING JP Morgan International	ING JPMorgan Fleming International
Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class
Legg Mason Partners Lifestyle Series Inc.:	Smith Barney Allocation Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced	Smith Barney Select Balanced
Portfolio
Legg Mason Partners Variable Lifestyle Growth	Smith Barney Select Growth
Portfolio
Legg Mason Partners Variable Lifestyle High Growth	Smith Barney Select High Growth
Portfolio
Legg Mason Partners Variable Portfolios II:	Greenwich Street Series Fund:
Legg Mason Partners Variable Appreciation Portfolio	Appreciation Portfolio
Legg Mason Partners Variable Portfolios III:	Travelers Series Fund, Inc.:
Legg Mason Partners Variable High Income Portfolio	Smith Barney High Income
Legg Mason Partners Variable International All Cap	Smith Barney International All Cap Growth
Growth Portfolio
Legg Mason Partners Variable Large Cap Value	Smith Barney Large Cap Value SB
Portfolio
Legg Mason Partners Variable Money Market	Smith Barney Money Market SB
Portfolio

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

During 2006, the following Divisions were closed to contractowners:

Fidelity® Variable Insurance Products:	PIMCO Variable Insurance Trust:
Fidelity® VIP Growth Portfolio - Service Class 2	PIMCO StocksPLUS® Growth and Income
ING Investors Trust:	Portfolio - Administrative Class
ING Eagle Asset Capital Appreciation	Pioneer Variable Contracts Trust:
Portfolio - Service Class	Pioneer Small Company VCT Portfolio - Class II
ING Variable Products Trust:	Putnam Variable Trust:
ING VP Convertible Portfolio - Class S	Putnam VT International Growth and Income
Legg Mason Partners Variable Portfolios II:	Fund - Class IB Shares
Legg Mason Partners Variable Appreciation Portfolio

The following Divisions were available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING GET U.S. Core Portfolio - Series 14 ING MarketStyle Growth Portfolio - Service Class ING MarketStyle Moderate Growth Portfolio - Service Class ING MarketStyle Moderate Portfolio - Service Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Portfolio. Investment transactions in each Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Portfolio are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the contractowners’ aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover RLNY’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of assets attributable to the Contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received, as specified in the Contracts. For DVA Plus Contracts, the Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively. For Empire VA Contracts, the Surrender Charge is imposed at a rate of 6% during the first year of purchase, declining to 5% and 4% in the second and third years, respectively. For SmartDesign VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the fourth year, declining to 5%, 4%, and 3% in the fifth, sixth, and seventh years, respectively. For Simplicity VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the second year, declining to 5%, 4%, and 3% in the third, fourth, and fifth years, respectively.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.5% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Backed Premium Credit feature.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Balanced Portfolio, Inc., and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Portfolio of the Trust.

In addition, management fees were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.55% to 0.90% of the average net assets of each respective Portfolio of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Portfolio’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. As a result of this action, the functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 138	$ 82		$ 274 $	12
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	2,429		619	1,614	159
Fidelity® VIP Growth Portfolio - Service Class 2	2		1,446	318	119
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	8,435		361	3,413	157
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	974		5	-	-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class	1,556		442	735	272
ING American Funds Growth Portfolio	14,517		1,159	8,623	95
ING American Funds Growth-Income Portfolio	9,376		1,004	8,067	85
ING American Funds International Portfolio	6,505		629	4,212	43
ING BlackRock Large Cap Growth Portfolio - Service Class	273		21	290	39
ING BlackRock Large Cap Value Portfolio - Service Class	283		53	147	1
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	85		500	263	169
ING Capital Guardian U.S. Equities Portfolio - Service Class	311		158	191	174
ING Eagle Asset Capital Appreciation Portfolio - Service Class	164		813	424	202
ING EquitiesPlus Portfolio - Service Class	190		41	-	-
ING Evergreen Health Sciences Portfolio - Service Class	1,698		434	1,422	227
ING Evergreen Omega Portfolio - Service Class	95		99	281	209
ING FMRSM Diversified Mid Cap Portfolio - Service Class	3,325		153	1,879	169
ING FMRSM Large Cap Growth Portfolio - Service Class	441		255	415	4
ING FMRSM Mid Cap Growth Portfolio - Service Class	1,164		453	73	196
ING Franklin Income Portfolio - Service Class	2,687		25	-	-
ING Global Real Estate Portfolio - Service Class	1,828		105	-	-
ING Global Resources Portfolio - Service Class	2,508		390	943	244
ING Global Technology Portfolio - Service Class	354		314	146	44
ING International Portfolio - Service Class	37		6	16	3
ING Janus Contrarian Portfolio - Service Class	502		95	187	5
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,116		658	714	87
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	3,710		785	2,396	33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	$ 662	$ 1,017		$ 1,774 $	46
ING Julius Baer Foreign Portfolio - Service Class	3,571		308	1,953	141
ING Legg Mason Partners All Cap Portfolio - Service Class	851		191	548	185
ING Legg Mason Value Portfolio - Service Class	3,634		668	2,493	41
ING LifeStyle Aggressive Growth Portfolio - Service Class	11,011		537	5,066	348
ING LifeStyle Growth Portfolio - Service Class	22,628		557	9,768	155
ING LifeStyle Moderate Growth Portfolio - Service Class	23,248		852	11,561	138
ING LifeStyle Moderate Portfolio - Service Class	7,925		530	6,336	323
ING Limited Maturity Bond Portfolio - Service Class	39		228	65	275
ING Liquid Assets Portfolio - Service Class	18,333		15,374	7,645	4,807
ING Lord Abbett Affiliated Portfolio - Service Class	323		86	127	124
ING MarketPro Portfolio - Service Class	262		2	-	-
ING Marsico Growth Portfolio - Service Class	2,140		1,253	1,361	351
ING Marsico International Opportunities
Portfolio - Service Class	1,255		252	1,673	23
ING MFS Total Return Portfolio - Service Class	2,912		1,083	4,054	340
ING MFS Utilities Portfolio - Service Class	2,165		249	1,044	47
ING Oppenheimer Main Street Portfolio® - Service Class	2,605		506	603	286
ING PIMCO Core Bond Portfolio - Service Class	2,660		554	3,678	764
ING PIMCO High Yield Portfolio - Service Class	2,150		390	1,746	203
ING Pioneer Fund Portfolio - Service Class	80		41	75	-
ING Pioneer Mid Cap Value Portfolio - Service Class	2,353		324	1,455	16
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class	7,192		360	2,059	163
ING T. Rowe Price Equity Income Portfolio - Service Class	2,833		749	3,195	195
ING Templeton Global Growth Portfolio - Service Class	2,584		176	64	64
ING UBS U.S. Allocation Portfolio - Service Class	163		139	284	21
ING Van Kampen Equity Growth Portfolio - Service Class	271		83	225	23
ING Van Kampen Global Franchise Portfolio - Service Class	1,222		211	417	1
ING Van Kampen Growth and Income Portfolio - Service Class	818		543	583	199
ING Van Kampen Real Estate Portfolio - Service Class	3,175		1,066	1,700	484
ING VP Index Plus International Equity
Portfolio - Service Class	374		4	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	1,204		137	81	82
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class	347		27	-	-
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	3,170		321	787	7
ING Columbia Small Cap Value II Portfolio - Service Class	827		14	-	-
ING Davis Venture Value Portfolio - Service Class	2,517		194	11	-
ING Fundamental Research Portfolio - Initial Class	2,782		497	-	-
ING Fundamental Research Portfolio - Service Class	2		24	26	-
ING JPMorgan International Portfolio - Service Class	1,264		74	748	23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Partners, Inc. (continued):
ING JPMorgan Mid Cap Value Portfolio - Service Class	$ 7	$ 82		$ 683 $	206
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	464		209	642	10
ING Neuberger Berman Partners Portfolio - Service Class	819		3	-	-
ING Neuberger Berman Regency Portfolio - Service Class	44		-	-	-
ING Oppenheimer Global Portfolio - Initial Class	4		51	409	180
ING Oppenheimer Global Portfolio - Service Class	5,064		234	2,499	255
ING Templeton Foreign Equity Portfolio - Service Class	432		10	-	-
ING Thornburg Value Portfolio - Initial Class	1		17	7	1
ING UBS U.S. Large Cap Equity Portfolio - Service Class	166		30	342	62
ING UBS U.S. Small Cap Growth Portfolio - Service Class	6		-	-	-
ING Van Kampen Comstock Portfolio - Service Class	1,511		383	2,014	46
ING Van Kampen Equity and Income Portfolio - Service Class	216		82	370	2
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	159		567	265	844
ING GET U.S. Core Portfolio - Series 2	214		1,127	368	1,832
ING GET U.S. Core Portfolio - Series 3	497		3,204	124	1,101
ING GET U.S. Core Portfolio - Series 4	175		1,386	111	1,389
ING GET U.S. Core Portfolio - Series 5	244		1,578	142	1,827
ING GET U.S. Core Portfolio - Series 6	74		2,480	20	1,337
ING GET U.S. Core Portfolio - Series 7	91		3,416	7,347	912
ING GET U.S. Core Portfolio - Series 8	16		2,393	3,032	139
ING GET U.S. Core Portfolio - Series 9	7		1,246	1,584	27
ING GET U.S. Core Portfolio - Series 10	10		1,978	2,861	23
ING GET U.S. Core Portfolio - Series 11	10,410		5,709	-	-
ING GET U.S. Core Portfolio - Series 12	2,389		1,431	-	-
ING GET U.S. Core Portfolio - Series 13	9,599		16	-	-
ING VP Global Equity Dividend Portfolio	75		36	228	8
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	979		736	2,877	178
ING VP Index Plus MidCap Portfolio - Class S	2,300		371	3,269	213
ING VP Index Plus SmallCap Portfolio - Class S	1,742		500	3,173	249
ING VP Value Opportunity Portfolio - Class S	7		17	164	57
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	37		333	107	14
ING VP Financial Services Portfolio - Class S	950		371	381	53
ING VP MidCap Opportunities Portfolio - Class S	-		1	-	22
ING VP SmallCap Opportunities Portfolio - Class S	334		89	209	1

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	$ 329	$ 24	$ - $	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	3,921	1,139	1,331	201
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	112	724	101	665
Legg Mason Partners Variable Lifestyle Growth Portfolio	19	494	51	360
Legg Mason Partners Variable Lifestyle High Growth Portfolio	6	276	14	151
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	1	2,933	38	583
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	17	21	17	12
Legg Mason Partners Variable International All Cap Growth
Portfolio	19	49	3	30
Legg Mason Partners Variable Large Cap Value Portfolio	20	247	40	344
Legg Mason Partners Variable Money Market Portfolio	61	19	7	25
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	536	105	798	1
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	1	145	3	33
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II	200	5	-	-
Pioneer Small Company VCT Portfolio - Class II	9	199	63	6
ProFunds:
ProFund VP Bull	20	11	106	92
ProFund VP Europe 30	43	14	283	422
ProFund VP Rising Rates Opportunity	213	34	250	74
ProFund VP Small-Cap	99	11	109	43
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares	-	14	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	10,506	7,021	3,485	27,180	4,984	22,196
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	622,560	522,786	99,774	170,793	41,421	129,372
Fidelity® VIP Growth Portfolio - Service Class 2	51,557	210,190	(158,633)	57,755	32,053	25,702
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	670,357	163,199	507,158	306,597	41,092	265,509
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	96,984	3,203	93,781	-	-	-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	117,042	40,922	76,120	63,470	19,813	43,657
ING American Funds Growth Portfolio	1,258,850	243,730	1,015,120	838,860	115,900	722,960
ING American Funds Growth-Income Portfolio	937,610	243,236	694,374	833,409	109,376	724,033
ING American Funds International Portfolio	514,148	123,911	390,237	392,381	56,460	335,921
ING BlackRock Large Cap Growth Portfolio - Service Class	21,864	2,357	19,507	24,543	1,537	23,006
ING BlackRock Large Cap Value Portfolio - Service Class	25,030	6,585	18,445	13,769	202	13,567
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	8,488	27,283	(18,795)	27,020	9,646	17,374
ING Capital Guardian U.S. Equities Portfolio - Service Class	24,269	14,531	9,738	18,065	15,597	2,468
ING Eagle Asset Capital Appreciation Portfolio - Service Class	3,446	44,815	(41,369)	30,549	10,377	20,172
ING EquitiesPlus Portfolio - Service Class	19,076	3,763	15,313	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	166,231	52,892	113,339	135,047	24,245	110,802
ING Evergreen Omega Portfolio - Service Class	9,036	8,838	198	27,446	20,586	6,860
ING FMRSM Diversified Mid Cap Portfolio - Service Class	257,501	31,063	226,438	165,672	21,205	144,467
ING FMRSM Large Cap Growth Portfolio - Service Class	44,218	26,772	17,446	40,197	246	39,951
ING FMRSM Mid Cap Growth Portfolio - Service Class	106,077	23,937	82,140	7,384	7,742	(356)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Franklin Income Portfolio - Service Class	265,327	7,902	257,425	-	-	-
ING Global Real Estate Portfolio - Service Class	171,209	22,760	148,449	-	-	-
ING Global Resources Portfolio - Service Class	167,206	38,703	128,503	76,277	21,645	54,632
ING Global Technology Portfolio - Service Class	29,463	26,223	3,240	12,829	4,068	8,761
ING International Portfolio - Service Class	-	233	(233)	-	6	(6)
ING Janus Contrarian Portfolio - Service Class	33,197	7,000	26,197	20,593	5,084	15,509
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	285,503	60,554	224,949	58,390	7,153	51,237
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	313,446	95,665	217,781	214,590	25,648	188,942
ING JPMorgan Value Opportunities Portfolio - Service Class	67,733	100,966	(33,233)	172,214	5,704	166,510
ING Julius Baer Foreign Portfolio - Service Class	264,959	50,713	214,246	165,328	32,262	133,066
ING Legg Mason Partners All Cap Portfolio - Service Class	64,628	14,861	49,767	50,412	16,084	34,328
ING Legg Mason Value Portfolio - Service Class	401,980	125,861	276,119	252,364	21,690	230,674
ING LifeStyle Aggressive Growth Portfolio - Service Class	865,652	65,605	800,047	480,686	71,695	408,721
ING LifeStyle Growth Portfolio - Service Class	1,995,854	250,875	1,744,979	904,819	48,277	856,542
ING LifeStyle Moderate Growth Portfolio - Service Class	2,068,310	227,630	1,840,680	1,170,205	131,827	1,038,378
ING LifeStyle Moderate Portfolio - Service Class	727,847	103,822	624,025	633,350	75,489	557,861
ING Limited Maturity Bond Portfolio - Service Class	1,383	11,417	(10,034)	602	12,921	(12,319)
ING Liquid Assets Portfolio - Service Class	2,356,062	2,117,009	239,053	1,221,171	956,114	265,057
ING Lord Abbett Affiliated Portfolio - Service Class	23,674	6,793	16,881	17,739	16,888	851
ING MarketPro Portfolio - Service Class	24,903	82	24,821	-	-	-
ING Marsico Growth Portfolio - Service Class	218,536	115,536	103,000	143,095	41,950	101,145
ING Marsico International Opportunities Portfolio - Service Class	112,159	32,675	79,484	151,921	5,383	146,538
ING MFS Total Return Portfolio - Service Class	250,068	124,099	125,969	339,507	58,846	280,661
ING MFS Utilities Portfolio - Service Class	179,698	28,635	151,063	92,311	5,527	86,784
ING Oppenheimer Main Street Portfolio® - Service Class	181,884	49,416	132,468	55,382	290,025	26,357
ING PIMCO Core Bond Portfolio - Service Class	269,008	87,376	181,632	326,530	80,791	245,739
ING PIMCO High Yield Portfolio - Service Class	192,919	52,418	140,501	172,285	36,683	135,602
ING Pioneer Fund Portfolio - Service Class	6,702	3,348	3,354	6,999	4	6,995

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Pioneer Mid Cap Value Portfolio - Service Class	240,542	57,503	183,039	147,135	11,809	135,326
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	666,420	93,245	573,175	182,587	13,771	168,816
ING T. Rowe Price Equity Income Portfolio - Service Class	250,163	77,639	172,524	307,030	35,327	271,703
ING Templeton Global Growth Portfolio - Service Class	201,403	21,219	180,184	5,394	2,517	2,877
ING UBS U.S. Allocation Portfolio - Service Class	13,648	11,984	1,664	26,528	2,416	24,112
ING Van Kampen Equity Growth Portfolio - Service Class	21,594	6,765	14,829	19,257	2,091	17,166
ING Van Kampen Global Franchise Portfolio - Service Class	117,039	33,932	83,107	40,438	56	40,382
ING Van Kampen Growth and Income Portfolio - Service Class	62,510	27,407	35,103	37,919	7,658	30,261
ING Van Kampen Real Estate Portfolio - Service Class	210,643	96,445	114,198	148,633	43,110	105,523
ING VP Index Plus International Equity Portfolio - Service Class	33,874	1,514	32,360	-		-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	104,532	9,915	94,617	6,916	3,423	3,493
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	34,093	4,551	29,542	-	-	-
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	297,756	49,092	248,664	77,311	5,183	72,128
ING Columbia Small Cap Value II Portfolio - Service Class	100,619	14,487	86,132	-	-	-
ING Davis Venture Value Portfolio - Service Class	266,950	48,458	218,492	1,111	-	1,111
ING Fundamental Research Portfolio - Initial Class	223,540	102	223,438	-	-	-
ING Fundamental Research Portfolio - Service Class	280,597	282,545	(1,948)	2,390	4	2,386
ING JPMorgan International Portfolio - Service Class	88,380	7,667	80,713	67,057	5,734	61,323
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,269	8,608	(4,339)	63,259	29,224	34,035
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	29,432	7,669	21,763	56,655	1,073	55,582
ING Neuberger Berman Partners Portfolio - Service Class	81,652	2,287	79,365	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	5,023	405	4,618	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	1,276	4,656	(3,380)	25,722	3,348	22,374
ING Oppenheimer Global Portfolio - Service Class	423,218	74,055	349,163	229,465	50,667	178,798
ING Templeton Foreign Equity Portfolio - Service Class	43,059	1,330	41,729	-	-	-
ING Thornburg Value Portfolio - Initial Class	57	1,657	(1,600)	1,316	770	546
ING UBS U.S. Large Cap Equity Portfolio - Service Class	98,553	87,285	11,268	44,279	18,804	25,475

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING UBS U.S. Small Cap Growth Portfolio - Service Class	718	-	718	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	133,823	49,861	83,962	190,077	18,195	171,882
ING Van Kampen Equity and Income Portfolio - Service Class	12,648	2,152	10,496	36,575	1,847	34,728
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	5,288	51,969	(46,681)	3	74,237	(74,234)
ING GET U.S. Core Portfolio - Series 2	1,225	100,129	(98,904)	2,959	169,075	(166,116)
ING GET U.S. Core Portfolio - Series 3	46,216	320,722	(274,506)	2,644	102,751	(100,107)
ING GET U.S. Core Portfolio - Series 4	668	126,435	(125,767)	3,026	128,111	(125,085)
ING GET U.S. Core Portfolio - Series 5	847	139,147	(138,300)	29	163,955	(163,926)
ING GET U.S. Core Portfolio - Series 6	1,377	233,003	(231,626)	21,470	144,520	(123,050)
ING GET U.S. Core Portfolio - Series 7	702	325,317	(324,615)	761,546	105,177	656,429
ING GET U.S. Core Portfolio - Series 8	18,990	249,379	(230,389)	346,017	53,146	292,871
ING GET U.S. Core Portfolio - Series 9	3,637	124,689	(121,052)	158,235	1,562	156,673
ING GET U.S. Core Portfolio - Series 10	777	191,071	(190,294)	285,040	1,857	283,184
ING GET U.S. Core Portfolio - Series 11	1,058,855	552,054	506,801	-	-	-
ING GET U.S. Core Portfolio - Series 12	237,911	133,046	104,865	-	-	-
ING GET U.S. Core Portfolio - Series 13	950,443	679	949,764	-	-	-
ING VP Global Equity Dividend Portfolio	9,508	5,203	4,305	28,120	4,733	23,387
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	106,975	82,702	24,273	294,751	47,975	246,776
ING VP Index Plus MidCap Portfolio - Class S	174,905	47,599	127,306	296,107	50,285	245,822
ING VP Index Plus SmallCap Portfolio - Class S	130,864	46,377	84,487	277,712	46,079	231,633
ING VP Value Opportunity Portfolio - Class S	1,255	2,286	(1,031)	19,179	8,182	10,997
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	615	26,842	(26,227)	11,999	3,115	8,884
ING VP Financial Services Portfolio - Class S	80,168	33,903	46,265	38,955	9,686	29,269
ING VP MidCap Opportunities Portfolio - Class S	50	47	3	13	2,690	(2,677)
ING VP SmallCap Opportunities Portfolio - Class S	29,574	10,231	19,343	18,768	33	18,735

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	32,829	1,976	30,853	-	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	438,995	174,299	264,696	133,175	24,320	108,855
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	5,458	47,983	(42,525)	4,562	44,512	(39,950)
Legg Mason Partners Variable Lifestyle Growth Portfolio	2,404	37,165	(34,761)	2,426	25,561	(23,135)
Legg Mason Partners Variable Lifestyle High Growth Portfolio	97	18,581	(18,484)	828	10,356	(9,528)
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	1,769	149,911	(148,142)	5,216	33,463	(28,247)
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	43	1,128	(1,085)	-	577	(577)
Legg Mason Partners Variable International All Cap Growth Portfolio	803	3,090	(2,287)	6	2,084	(2,078)
Legg Mason Partners Variable Large Cap Value Portfolio	1,802	12,684	(10,882)	1,616	16,858	(15,242)
Legg Mason Partners Variable Money Market Portfolio	189,442	186,510	2,932	158,578	160,178	(1,600)
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	42,339	8,985	33,354	79,853	8,422	71,431
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Portfolio - Administrative Class	-	11,939	(11,939)	-	2,784	(2,784)
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II	19,519	348	19,171	-	-	-
Pioneer Small Company VCT Portfolio - Class II	217	16,932	(16,715)	5,273	1,346	3,927
ProFunds:
ProFund VP Bull	1,907	1,543	364	14,187	13,517	670
ProFund VP Europe 30	3,959	1,636	2,323	26,778	40,153	(13,375)
ProFund VP Rising Rates Opportunity	25,672	5,658	20,014	55,129	34,737	20,392
ProFund VP Small-Cap	8,561	1,797	6,764	14,693	10,225	4,468
Putnam Variable Trust:
Putnam VT International Growth and Income Fund - Class IB Shares	-	823	(823)	1	1	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units Outstanding	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 6	4,405.930	$ 14.43	$ 63,578
	Band 9	396.066	14.10	5,585
	Band 17	766.343	14.18	10,867
	Band 20	6,941.546	14.01	97,251
	Band 22	1,933.794	13.96	26,996
	Band 24	9,554.908	14.11	134,820
	Band 25	405.453	14.05	5,697
	Band 26	1,334.731	14.00	18,686
	Band 27	512.837	13.91	7,134
	Band 28	1,074.053	13.90	14,929

		27,325.661		$ 385,543

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period:
	Band 1	1,425.478	$ 13.05	$ 18,602
	Band 3	452.199	13.01	5,883
	Band 5	12,728.399	13.83	176,034
	Band 6	64,510.066	13.67	881,853
	Band 8	43,226.694	13.45	581,399
	Band 9	114,112.277	13.30	1,517,693
	Band 10	967.805	13.19	12,765
	Band 17	73,024.577	13.42	979,990
	Band 19	6,922.206	13.37	92,550
	Band 20	13,861.278	13.26	183,801
	Band 22	1,467.976	13.21	19,392
	Band 24	29,817.211	13.35	398,060
	Band 25	8,627.136	13.29	114,655
	Band 27	1,988.358	13.17	26,187
	Band 28	1,258.316	13.15	16,547

		374,389.976		$ 5,025,411

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 1	1,948.455	$ 13.19	$ 25,700
Band 3	1,926.535	13.15	25,334
Band 5	14,466.633	16.00	231,466
Band 6	249,402.287	15.82	3,945,544
Band 7	1,786.047	15.69	28,023
Band 8	42,687.527	15.57	664,645
Band 9	113,409.252	15.40	1,746,502
Band 17	136,021.748	14.26	1,939,670
Band 19	17,689.229	14.21	251,364
Band 20	36,930.137	14.09	520,346
Band 22	2,688.924	14.04	37,752
Band 24	123,600.770	14.19	1,753,895
Band 25	86,329.309	14.13	1,219,833
Band 26	1,352.083	14.08	19,037
Band 27	14,680.447	13.99	205,379
Band 28	6,594.194	13.98	92,187

	851,513.577		$ 12,706,677

Mutual Shares Securities Fund - Class 2
Contracts in accumulation period:
Band 5	2,827.183	$ 10.91	$ 30,845
Band 6	51,713.277	10.89	563,158
Band 9	5,124.575	10.86	55,653
Band 17	6,437.488	10.88	70,040
Band 19	1,130.038	10.87	12,284
Band 20	475.717	10.84	5,157
Band 24	6,681.760	10.86	72,564
Band 25	12,210.267	10.85	132,481
Band 27	965.972	10.82	10,452
Band 28	6,214.628	10.81	67,180

	93,780.905		$ 1,019,814

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,073.342	$ 21.06	$ 106,845
Band 3	28,942.144	20.72	599,681
Band 6	45,448.157	12.71	577,646
Band 9	2,862.466	12.60	36,067
Band 10	161.387	12.57	2,029
Band 17	43,919.565	12.67	556,461
Band 19	1,717.395	12.64	21,708
Band 20	2,089.409	12.56	26,243
Band 24	11,755.784	12.63	148,476
Band 25	14,441.810	12.58	181,678
Band 26	7,217.741	12.55	90,583
Band 27	603.890	12.49	7,543
Band 28	2,687.400	12.48	33,539

	166,920.490		$ 2,388,499

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 1	3,215.293	$ 14.72	$ 47,329
Band 2	352.354	10.93	3,851
Band 3	10,145.560	14.65	148,632
Band 5	10,652.994	14.82	157,877
Band 6	417,781.755	14.72	6,149,747
Band 7	22.943	14.65	336
Band 8	12,855.003	14.58	187,426
Band 9	54,852.805	14.48	794,269
Band 10	3,964.290	14.41	57,125
Band 17	478,919.718	13.86	6,637,827
Band 19	30,629.638	13.81	422,995
Band 20	81,722.715	13.70	1,119,601
Band 22	4,612.210	13.65	62,957
Band 24	299,823.357	13.79	4,134,564
Band 25	400,760.347	13.73	5,502,440
Band 26	6,548.245	13.68	89,580
Band 27	15,639.779	13.60	212,701
Band 28	13,452.274	13.58	182,682
	1,845,951.280		$ 25,911,939

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 1	3,408.693	$ 14.03	$ 47,824
Band 2	319.504	11.32	3,617
Band 3	16,238.970	13.96	226,696
Band 5	8,447.790	14.13	119,367
Band 6	308,746.344	14.03	4,331,711
Band 8	7,151.562	13.89	99,335
Band 9	67,763.935	13.80	935,142
Band 10	6,230.263	13.73	85,542
Band 17	370,765.100	12.76	4,730,963
Band 19	25,240.667	12.72	321,061
Band 20	46,015.497	12.61	580,255
Band 22	4,148.122	12.57	52,142
Band 24	211,584.210	12.70	2,687,119
Band 25	411,816.530	12.64	5,205,361
Band 26	4,808.458	12.60	60,587
Band 27	7,335.644	12.52	91,842
Band 28	20,346.714	12.51	254,537
	1,520,368.003		$ 19,833,101

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 1	1,311.795	$ 19.01	$ 24,937
Band 2	1,487.874	12.35	18,375
Band 3	6,543.620	18.91	123,740
Band 5	722.776	19.14	13,834
Band 6	137,611.259	19.01	2,615,990
Band 7	19.290	18.91	365
Band 8	3,358.256	18.82	63,202
Band 9	28,257.227	18.69	528,128
Band 10	643.217	18.60	11,964
Band 17	202,623.146	16.00	3,241,970
Band 19	18,231.535	15.94	290,611
Band 20	30,496.836	15.81	482,155
Band 22	4,059.312	15.75	63,934
Band 24	140,495.951	15.92	2,236,696
Band 25	183,436.842	15.84	2,905,640
Band 26	2,399.594	15.79	37,890
Band 27	4,463.245	15.69	70,028
Band 28	2,639.532	15.67	41,361

	768,801.307		$ 12,770,820

ING BlackRock Large Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,000.814	$ 12.32	$ 12,330
Band 3	3,462.574	12.29	42,555
Band 5	1,887.699	12.36	23,332
Band 6	10,061.120	12.32	123,953
Band 8	125.668	12.26	1,541
Band 9	3,151.946	12.21	38,485
Band 17	14,068.276	12.28	172,758
Band 20	192.081	12.17	2,338
Band 24	8,315.224	12.23	101,695
Band 26	248.087	12.16	3,017

	42,513.489		$ 522,004

ING BlackRock Large Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 5	843.513	$ 12.91	$ 10,890
Band 6	7,435.915	12.86	95,626
Band 9	1,838.212	12.76	23,456
Band 17	11,863.322	12.82	152,088
Band 20	1,383.453	12.71	17,584
Band 24	7,741.182	12.78	98,932
Band 26	720.606	12.70	9,152
Band 28	185.422	12.63	2,342

	32,011.625		$ 410,070

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,565.896	$ 21.27	$ 97,117
Band 3	83,946.936	20.91	1,755,330
Band 6	10,029.255	12.13	121,655
Band 9	1,524.314	12.03	18,337
Band 17	4,530.870	12.09	54,778
Band 20	5,400.342	11.98	64,696
Band 24	7,915.807	12.05	95,385

	117,913.420		$ 2,207,298

ING Capital Guardian U.S. Equities
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,969.884	$ 12.58	$ 75,101
Band 3	34,871.122	12.45	434,145
Band 6	3,010.272	12.17	36,635
Band 17	4,091.001	12.13	49,624
Band 20	111.627	12.02	1,342
Band 24	18,782.843	12.09	227,085
Band 25	335.845	12.04	4,044
Band 26	328.646	12.01	3,947

	67,501.240		$ 831,923

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Band 3	11,399.036	$ 10.75	$ 122,540
Band 6	2,110.595	10.76	22,710
Band 17	853.941	10.74	9,171
Band 24	949.275	10.73	10,186

	15,312.847		$ 164,607

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	418.661	$ 12.68	$ 5,309
Band 5	3,641.666	12.23	44,538
Band 6	140,305.429	12.16	1,706,114
Band 8	4,347.810	12.06	52,435
Band 9	11,715.614	12.00	140,587
Band 17	22,787.511	13.20	300,795
Band 19	484.360	13.15	6,369
Band 20	3,810.930	13.04	49,695
Band 24	24,803.710	13.13	325,673
Band 25	17,213.356	13.07	224,979
Band 26	665.029	13.02	8,659
Band 27	1,245.180	12.95	16,125
Band 28	1,148.828	12.93	14,854

	232,588.084		$ 2,896,132

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,059.304	$ 11.76	$ 12,457
Band 5	1,062.685	11.30	12,008
Band 6	1,026.519	11.24	11,538
Band 8	518.592	11.15	5,782
Band 9	105.929	11.09	1,175
Band 17	1,666.343	12.02	20,029
Band 19	507.334	11.98	6,078
Band 20	61.632	11.88	732
Band 24	636.627	11.97	7,620
Band 27	413.025	11.80	4,874
	7,057.990		$ 82,293

ING FMRSM Diversified Mid Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,040.079	$ 14.96	$ 45,480
Band 3	26,862.480	14.81	397,833
Band 6	45,961.563	13.29	610,829
Band 7	31.492	13.26	418
Band 8	838.923	13.23	11,099
Band 9	5,508.093	13.18	72,597
Band 17	53,451.075	13.25	708,227
Band 19	11,106.436	13.21	146,716
Band 20	5,699.558	13.14	74,892
Band 24	44,511.698	13.20	587,554
Band 25	178,204.780	13.16	2,345,175
Band 26	1,138.364	13.12	14,935
Band 27	5,297.217	13.07	69,235
Band 28	3,687.191	13.05	48,118
	385,338.949		$ 5,133,108

ING FMRSM Large Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 5	15,271.257	$ 10.70	$ 163,402
Band 6	12,586.793	10.67	134,301
Band 8	9,225.561	10.62	97,975
Band 9	12,930.327	10.58	136,803
Band 17	3,396.358	10.63	36,103
Band 20	549.950	10.54	5,796
Band 24	2,640.806	10.60	27,993
Band 27	795.961	10.49	8,350
	57,397.013		$ 610,723

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,533.944	$ 26.72	$ 121,147
Band 2	1,564.638	26.72	41,807
Band 3	46,177.902	26.19	1,209,399
Band 4	17,881.875	26.19	468,326
Band 6	11,217.569	11.82	132,592
Band 17	80,489.286	11.78	948,164
Band 19	645.152	11.75	7,581
Band 24	7,365.016	11.74	86,465
Band 25	1,806.135	11.70	21,132
	171,681.517		$ 3,036,613

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,877.806	$ 10.95	$ 20,562
Band 6	42,578.964	10.94	465,814
Band 8	1,086.887	10.91	11,858
Band 9	10,294.461	10.90	112,210
Band 17	58,794.069	10.92	642,031
Band 19	377.374	10.91	4,117
Band 20	460.311	10.88	5,008
Band 24	102,663.286	10.91	1,120,056
Band 25	29,755.786	10.89	324,041
Band 27	3,161.395	10.86	34,333
Band 28	6,374.367	10.86	69,226
	257,424.706		$ 2,809,256

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 6	13,686.034	$ 13.64	$ 186,678
Band 8	674.479	13.61	9,180
Band 9	6,794.703	13.59	92,340
Band 17	7,838.519	13.62	106,761
Band 19	513.932	13.61	6,995
Band 24	9,731.340	13.60	132,346
Band 25	106,297.420	13.58	1,443,519
Band 26	445.503	13.57	6,045
Band 27	2,467.353	13.54	33,408
	148,449.283		$ 2,017,272

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Band 1	918.207	$ 36.98	$ 33,955
Band 3	3,542.472	35.99	127,494
Band 5	177.324	16.12	2,858
Band 6	54,746.072	16.06	879,222
Band 8	363.566	15.98	5,810
Band 9	4,546.430	15.93	72,425
Band 17	69,609.207	16.01	1,114,443
Band 19	6,805.307	15.97	108,681
Band 20	1,769.814	15.87	28,087
Band 22	448.613	15.83	7,102
Band 24	22,989.955	15.95	366,690
Band 25	16,280.608	15.90	258,862
Band 26	5,652.631	15.86	89,651
Band 27	193.570	15.79	3,056
Band 28	54.862	15.77	865
	188,098.638		$ 3,099,201

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,750.036	$ 7.76	$ 13,580
Band 6	6,580.630	12.33	81,139
Band 17	2,168.381	12.29	26,649
Band 20	520.550	12.19	6,346
Band 24	1,519.788	12.25	18,617
Band 25	1,214.544	12.21	14,830
	13,753.929		$ 161,161

ING International Portfolio - Service Class
Contracts in accumulation period:
Band 3	19,426.397	$ 13.81	$ 268,279
	19,426.397		$ 268,279
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 1	357.902	$ 14.53	$ 5,200
Band 3	3,957.144	14.40	56,983
Band 5	405.794	16.03	6,505
Band 6	10,838.270	15.94	172,762
Band 9	740.203	15.73	11,643
Band 17	15,002.149	16.43	246,485
Band 19	367.392	16.38	6,018
Band 20	487.469	16.24	7,916
Band 22	451.876	16.18	7,311
Band 24	9,895.665	16.36	161,893
Band 25	4,522.286	16.28	73,623
	47,026.150		$ 756,339

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,418.452	$ 18.88	$ 83,420
Band 3	23,268.851	18.63	433,499
Band 5	2,025.680	18.49	37,455
Band 6	78,419.545	18.43	1,445,272
Band 7	1,029.212	18.38	18,917
Band 8	1,857.664	18.34	34,070
Band 9	7,145.082	18.27	130,541
Band 10	155.724	18.23	2,839
Band 17	42,833.629	18.37	786,854
Band 19	11,011.520	18.32	201,731
Band 20	3,608.239	18.21	65,706
Band 22	448.715	18.16	8,149
Band 24	26,947.486	18.30	493,139
Band 25	102,901.300	18.24	1,876,920
Band 26	1,032.211	18.19	18,776
Band 27	192.410	18.11	3,485
Band 28	862.575	18.10	15,613
	308,158.295		$ 5,656,386

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 1	463.925	$ 13.12	$ 6,087
Band 3	147.055	13.09	1,925
Band 5	2,451.329	15.41	37,775
Band 6	96,790.773	15.26	1,477,027
Band 7	2,336.133	15.16	35,416
Band 8	1,648.397	15.05	24,808
Band 9	10,285.944	14.91	153,363
Band 10	2,940.292	14.81	43,546
Band 17	96,529.210	13.92	1,343,687
Band 19	2,629.802	13.87	36,475
Band 20	17,787.607	13.75	244,580
Band 22	3,681.450	13.70	50,436
Band 24	53,258.489	13.85	737,630
Band 25	128,458.516	13.79	1,771,443
Band 27	34.386	13.65	469
Band 28	1,031.007	13.64	14,063
	420,474.315		$ 5,978,730

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Value Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Band 5	5,428.575	$ 12.67	$ 68,780
Band 6	60,088.134	12.62	758,312
Band 8	6,253.497	12.56	78,544
Band 9	9,890.938	12.52	123,835
Band 17	12,274.676	12.58	154,415
Band 19	8,168.090	12.55	102,510
Band 20	2,375.897	12.48	29,651
Band 24	19,941.954	12.54	250,072
Band 25	6,602.450	12.50	82,531
Band 26	760.403	12.47	9,482
Band 27	301.261	12.41	3,739
Band 28	1,190.731	12.40	14,765
	133,276.606		$ 1,676,636

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 3	843.992	$ 15.11	$ 12,753
Band 5	64.346	18.22	1,172
Band 6	75,016.406	18.05	1,354,046
Band 8	4,437.842	17.80	78,994
Band 9	9,220.111	17.63	162,551
Band 17	133,410.981	17.32	2,310,678
Band 19	9,012.780	17.25	155,470
Band 20	15,111.064	17.11	258,550
Band 22	617.979	17.05	10,537
Band 24	77,484.883	17.23	1,335,065
Band 25	31,653.362	17.15	542,855
Band 26	3,869.568	17.09	66,131
Band 27	1,228.593	16.99	20,874
Band 28	4,129.436	16.97	70,077
	366,101.343		$ 6,379,753

ING Legg Mason Partners All Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,041.458	$ 15.08	$ 15,705
Band 3	100,406.700	14.92	1,498,068
Band 5	2,546.727	14.38	36,622
Band 6	9,347.188	14.29	133,571
Band 9	4,859.712	14.05	68,279
Band 17	24,569.140	12.96	318,416
Band 20	1,008.714	12.81	12,922
Band 24	16,956.482	12.90	218,739
Band 25	8,640.621	12.84	110,946
Band 27	2,107.268	12.72	26,804
	171,484.010		$ 2,440,072

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	489.384	$ 10.60	$ 5,187
Band 3	7,514.464	10.50	78,902
Band 5	3,897.723	10.73	41,823
Band 6	181,273.908	10.60	1,921,503
Band 8	7,702.932	10.40	80,110
Band 9	31,565.015	10.27	324,173
Band 17	82,523.155	12.65	1,043,918
Band 19	991.480	12.61	12,503
Band 20	30,003.532	12.50	375,044
Band 22	3,904.536	12.46	48,651
Band 24	124,826.104	12.59	1,571,561
Band 25	68,033.288	12.53	852,457
Band 26	6,950.726	12.49	86,815
Band 27	621.453	12.41	7,712
	550,297.700		$ 6,450,359

ING LifeStyle Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 3	12,444.222	$ 13.33	$ 165,881
Band 6	557,375.163	14.00	7,803,252
Band 9	38,722.275	13.81	534,755
Band 17	358,339.330	14.20	5,088,418
Band 19	34,800.420	14.15	492,426
Band 20	15,527.785	14.03	217,855
Band 22	6,409.456	13.98	89,604
Band 24	114,765.354	14.14	1,622,782
Band 25	82,860.258	14.07	1,165,844
Band 26	3,291.168	14.02	46,142
Band 27	3,668.986	13.93	51,109
Band 28	11,441.441	13.92	159,265
	1,239,645.858		$ 17,437,333

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	884.667	$ 13.49	$ 11,934
Band 6	750,599.094	13.42	10,073,040
Band 8	1,638.820	13.31	21,813
Band 9	53,212.570	13.24	704,534
Band 17	792,205.352	13.49	10,686,850
Band 19	24,353.165	13.44	327,307
Band 20	52,623.985	13.33	701,478
Band 22	3,170.633	13.28	42,106
Band 24	451,008.948	13.42	6,052,540
Band 25	379,536.937	13.36	5,070,613
Band 26	66,229.486	13.31	881,514
Band 27	3,366.609	13.23	44,540
Band 28	27,200.284	13.22	359,588
	2,606,030.550		$ 34,977,857

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Moderate Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 3	4,854.138	$ 12.22	$ 59,318
Band 5	21,170.692	12.92	273,525
Band 6	662,031.175	12.85	8,507,101
Band 7	566.646	12.79	7,247
Band 8	45,511.605	12.74	579,818
Band 9	129,532.844	12.68	1,642,476
Band 17	910,291.020	12.84	11,688,137
Band 19	141,588.489	12.79	1,810,917
Band 20	94,203.697	12.69	1,195,445
Band 22	513.398	12.64	6,489
Band 24	637,076.215	12.78	8,141,834
Band 25	223,358.392	12.72	2,841,119
Band 26	22,007.659	12.67	278,837
Band 27	28,158.936	12.60	354,803
Band 28	29,615.516	12.58	372,563

	2,950,480.422		$ 37,759,629

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 1	786.888	$ 11.83	$ 9,309
Band 5	5,249.982	12.47	65,467
Band 6	306,482.274	12.41	3,803,445
Band 7	2,680.259	12.36	33,128
Band 8	22,501.610	12.31	276,995
Band 9	41,211.002	12.24	504,423
Band 10	12,918.235	12.19	157,473
Band 17	449,302.597	12.28	5,517,436
Band 19	15,245.600	12.23	186,454
Band 20	29,568.829	12.13	358,670
Band 22	1,037.137	12.09	12,539
Band 24	63,289.727	12.22	773,400
Band 25	215,925.303	12.16	2,625,652
Band 26	1,947.455	12.12	23,603
Band 27	525.741	12.05	6,335
Band 28	12,647.635	12.03	152,151
Band 29	6,768.193	11.99	81,151

	1,188,088.467		$ 14,587,631

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,413.073	$ 21.54	$ 138,138
Band 3	29,374.690	20.96	615,694

	35,787.763		$ 753,832

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Band 1	7,830.812	$ 16.83	$ 131,793
Band 3	35,602.928	16.38	583,176
Band 5	101.930	17.43	1,777
Band 6	72,810.422	16.83	1,225,399
Band 8	8,272.296	15.93	131,778
Band 9	25,704.656	15.37	395,081
Band 10	2,798.545	14.96	41,866
Band 17	117,705.168	10.44	1,228,842
Band 19	19,589.662	10.41	203,928
Band 20	171,907.390	10.32	1,774,084
Band 24	102,700.252	10.40	1,068,083
Band 25	22,956.120	10.35	237,596
Band 26	1,439.141	10.31	14,838
Band 27	1,235.076	10.25	12,660
	590,654.398		$ 7,050,901

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 1	444.173	$ 13.80	$ 6,130
Band 3	10,544.713	13.65	143,935
Band 6	4,275.314	14.60	62,420
Band 17	9,940.589	13.05	129,725
Band 19	3,159.966	13.01	41,111
Band 24	3,996.200	12.99	51,911
Band 25	1,846.648	12.93	23,877
	34,207.603		$ 459,109

ING MarketPro Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,824.397	$ 10.90	$ 139,786
Band 20	5,371.091	10.82	58,115
Band 25	6,625.811	10.83	71,758
	24,821.299		$ 269,659

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	15,357.156	$ 17.24	$ 264,757
Band 3	186,434.280	16.96	3,161,925
Band 6	70,892.699	12.51	886,868
Band 9	6,447.156	12.34	79,558
Band 10	169.387	12.29	2,082
Band 17	110,822.558	12.68	1,405,230
Band 19	3,652.680	12.63	46,133
Band 20	12,535.306	12.53	157,067
Band 24	21,834.087	12.62	275,546
Band 25	52,660.937	12.56	661,421
Band 26	7,140.429	12.51	89,327
Band 27	9,458.611	12.44	117,665
Band 28	3,016.746	12.42	37,468
	500,422.032		$ 7,185,047

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,389.801	$ 15.22	$ 21,153
Band 3	7,392.408	15.18	112,217
Band 5	2,007.824	15.27	30,659
Band 6	33,860.449	15.22	515,356
Band 7	2,925.192	15.18	44,404
Band 8	1,601.303	15.15	24,260
Band 9	7,923.217	15.10	119,641
Band 10	4,022.497	15.06	60,579
Band 17	13,669.823	15.17	207,371
Band 19	11,948.705	15.13	180,784
Band 20	1,874.272	15.04	28,189
Band 22	487.539	15.01	7,318
Band 24	66,453.272	15.12	1,004,773
Band 25	63,578.838	15.07	958,133
Band 26	2,718.188	15.03	40,854
Band 27	1,162.179	14.97	17,398
Band 28	3,006.566	14.95	44,948
	226,022.073		$ 3,418,037

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	12,510.167	$ 27.67	$ 346,156
Band 2	5,726.566	27.67	158,454
Band 3	59,875.118	27.17	1,626,807
Band 4	35,828.585	27.17	973,463
Band 5	5,625.608	28.36	159,542
Band 6	52,935.981	27.67	1,464,739
Band 8	14,846.595	26.68	396,107
Band 9	27,931.915	26.03	727,068
Band 10	1,440.305	25.55	36,800
Band 17	73,390.512	12.03	882,888
Band 19	8,262.742	11.98	98,988
Band 20	28,832.779	11.88	342,533
Band 22	2,039.558	11.84	24,148
Band 24	152,555.353	11.97	1,826,088
Band 25	109,204.248	11.91	1,300,623
Band 27	14,929.175	11.80	176,164
Band 28	461.702	11.79	5,443
	606,396.909		$ 10,546,011

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,109.252	$ 14.70	$ 16,306
Band 6	87,798.645	14.74	1,294,152
Band 8	4,078.982	14.66	59,798
Band 9	11,382.557	14.61	166,299
Band 17	57,566.020	14.69	845,645
Band 19	19,478.471	14.65	285,360
Band 20	9,178.418	14.56	133,638
Band 22	534.997	14.53	7,774
Band 24	31,826.023	14.64	465,933
Band 25	13,575.896	14.59	198,072
Band 26	413.922	14.55	6,023
Band 27	904.101	14.49	13,100
	237,847.284		$ 3,492,100

ING Oppenheimer Main Street
Portfolio® - Service Class
Contracts in accumulation period:
Band 1	3,062.025	$ 24.90	$ 76,244
Band 2	13,765.415	24.90	342,759
Band 3	25,754.274	24.46	629,950
Band 4	38,683.397	24.46	946,196
Band 5	662.910	25.53	16,924
Band 6	14,382.282	24.90	358,119
Band 8	17,051.776	24.01	409,413
Band 9	56,362.308	23.42	1,320,005
Band 17	29,737.543	13.12	390,157
Band 19	2,056.142	13.07	26,874
Band 20	1,548.631	12.96	20,070
Band 22	103.211	12.91	1,332
Band 24	9,297.149	13.05	121,328
Band 25	60,141.834	12.99	781,242
Band 27	376.566	12.87	4,846
	272,985.463		$ 5,445,459

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,901.673	$ 14.37	$ 99,177
Band 3	15,727.625	14.11	221,917
Band 5	8,574.342	14.73	126,300
Band 6	166,024.161	14.37	2,385,767
Band 8	10,674.510	13.85	147,842
Band 9	29,043.449	13.51	392,377
Band 10	2,455.060	13.26	32,554
Band 17	57,445.905	10.53	604,905
Band 19	10,521.704	10.49	110,373
Band 20	21,767.562	10.41	226,600
Band 24	114,904.130	10.48	1,204,195
Band 25	82,969.323	10.43	865,370
Band 26	2,329.851	10.39	24,207
Band 27	3,955.595	10.33	40,861
Band 28	4,185.858	10.32	43,198
	537,480.748		$ 6,525,643

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,246.997	$ 12.01	$ 38,996
Band 3	44,883.006	11.96	536,801
Band 5	6,721.736	12.07	81,131
Band 6	54,171.704	12.01	650,602
Band 8	7,815.066	11.91	93,077
Band 9	29,370.719	11.85	348,043
Band 10	2,129.021	11.80	25,122
Band 17	75,896.991	11.60	880,405
Band 19	5,089.843	11.56	58,839
Band 20	18,033.151	11.46	206,660
Band 24	72,194.354	11.54	833,123
Band 25	40,020.125	11.49	459,831
Band 26	2,725.652	11.45	31,209
Band 27	4,890.461	11.38	55,653
Band 28	2,891.895	11.37	32,881
	370,080.721		$ 4,332,373

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 6	1,462.313	$ 12.67	$ 18,528
Band 8	25.621	12.61	323
Band 9	2,254.330	12.57	28,337
Band 17	776.148	12.63	9,803
Band 20	54.861	12.52	687
Band 24	770.197	12.59	9,697
Band 25	2,863.148	12.55	35,933
Band 27	2,141.541	12.46	26,684
	10,348.159		$ 129,992

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,502.740	$ 12.10	$ 18,183
Band 3	224.152	12.07	2,706
Band 6	88,855.707	12.10	1,075,154
Band 8	458.864	12.04	5,525
Band 9	14,664.979	12.00	175,980
Band 10	188.987	11.97	2,262
Band 17	124,246.590	12.06	1,498,414
Band 19	2,394.778	12.03	28,809
Band 20	25,216.483	11.96	301,589
Band 22	3,318.110	11.93	39,585
Band 24	33,536.666	12.02	403,111
Band 25	14,321.561	11.98	171,572
Band 26	7,267.662	11.95	86,849
Band 28	2,167.533	11.89	25,772
	318,364.812		$ 3,835,511

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,788.410	$ 48.97	$ 234,488
Band 3	14,592.288	47.66	695,468
Band 5	437.799	12.51	5,477
Band 6	284,773.437	12.47	3,551,125
Band 8	5,234.252	12.40	64,905
Band 9	15,830.232	12.36	195,662
Band 17	206,507.859	12.42	2,564,828
Band 19	13,759.824	12.39	170,484
Band 20	38,699.812	12.32	476,782
Band 22	2,156.374	12.29	26,502
Band 24	103,053.138	12.38	1,275,798
Band 25	42,538.585	12.34	524,926
Band 26	5,417.264	12.31	66,687
Band 27	24,064.497	12.25	294,790
Band 28	1,924.431	12.24	23,555
	763,778.202		$ 10,171,477

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING T. Rowe Price Equity Income
Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,152.100	$ 35.36	$ 111,458
Band 3	20,456.113	34.41	703,895
Band 5	486.215	13.59	6,608
Band 6	154,788.991	13.52	2,092,747
Band 8	923.060	13.41	12,378
Band 9	41,437.286	13.34	552,773
Band 10	1,046.474	13.28	13,897
Band 17	35,019.110	13.25	464,003
Band 19	11,229.499	13.20	148,229
Band 20	18,406.057	13.09	240,935
Band 22	385.175	13.05	5,027
Band 24	128,314.111	13.19	1,692,463
Band 25	70,539.660	13.13	926,186
Band 26	708.346	13.08	9,265
Band 27	5,794.251	13.00	75,325
Band 28	9,946.732	12.98	129,109
	502,633.180		$ 7,184,298

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	7,302.720	$ 27.01	$ 197,246
Band 3	34,715.158	26.44	917,869
Band 6	113,249.048	13.86	1,569,632
Band 9	6,010.085	13.74	82,579
Band 17	19,473.812	13.81	268,933
Band 19	2,989.769	13.78	41,199
Band 20	559.314	13.69	7,657
Band 24	6,999.489	13.76	96,313
Band 25	36,488.373	13.72	500,620
Band 27	941.739	13.62	12,826
Band 28	5,631.124	13.61	76,640
	234,360.631		$ 3,771,514

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 3	17,190.666	$ 10.63	$ 182,737
Band 6	9,615.766	12.61	121,255
Band 8	2,929.352	12.51	36,646
Band 9	1,597.916	12.45	19,894
Band 17	2,195.919	12.43	27,295
Band 19	596.598	12.39	7,392
Band 20	15,487.973	12.29	190,347
Band 22	278.975	12.24	3,415
Band 24	3,560.795	12.37	44,047
Band 25	476.296	12.32	5,868
	53,930.256		$ 638,896

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,662.952	$ 13.01	$ 164,745
Band 8	891.584	12.94	11,537
Band 9	3,286.041	12.90	42,390
Band 17	818.907	12.96	10,613
Band 19	1,336.724	12.93	17,284
Band 20	882.816	12.85	11,344
Band 24	11,791.009	12.92	152,340
Band 25	325.299	12.87	4,187
	31,995.332		$ 414,440

ING Van Kampen Global Franchise
Portfolio - Service Class
Contracts in accumulation period:
Band 2	878.537	$ 12.18	$ 10,701
Band 6	34,844.872	12.77	444,969
Band 8	474.597	12.71	6,032
Band 9	34.137	12.67	433
Band 17	34,264.031	12.73	436,181
Band 20	6,966.001	12.62	87,911
Band 24	18,862.258	12.69	239,362
Band 25	6,853.829	12.64	86,632
Band 27	20,310.544	12.56	255,100
	123,488.806		$ 1,567,321

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,216.330	$ 32.68	$ 170,470
Band 2	576.472	11.36	6,549
Band 3	39,982.453	32.04	1,281,038
Band 6	27,816.973	12.74	354,388
Band 8	941.712	12.68	11,941
Band 9	4,600.765	12.64	58,154
Band 10	714.102	12.60	8,998
Band 17	20,255.221	12.70	257,241
Band 19	1,264.514	12.67	16,021
Band 20	4,059.561	12.59	51,110
Band 22	728.236	12.56	9,147
Band 24	7,217.818	12.66	91,378
Band 25	2,525.933	12.61	31,852
Band 26	7,534.373	12.58	94,782
	123,434.463		$ 2,443,069

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,972.112	$ 83.11	$ 163,902
Band 2	1,254.478	13.58	17,036
Band 3	2,551.451	80.89	206,387
Band 5	667.717	21.94	14,650
Band 6	46,576.151	21.82	1,016,292
Band 7	3,242.524	21.73	70,460
Band 8	308.246	21.65	6,674
Band 9	10,469.621	21.53	225,411
Band 10	5,240.354	21.44	112,353
Band 17	72,278.167	18.53	1,339,314
Band 19	14,383.861	18.46	265,526
Band 20	11,306.814	18.31	207,028
Band 22	183.911	18.25	3,356
Band 24	38,039.555	18.44	701,449
Band 25	21,677.504	18.36	397,999
Band 26	2,699.196	18.29	49,368
Band 27	8,371.858	18.18	152,200
Band 28	980.831	18.16	17,812
	242,204.351		$ 4,967,217

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 3	3,613.261	$ 12.72	$ 45,961
Band 5	987.376	12.77	12,609
Band 6	14,351.822	12.75	182,986
Band 8	67.679	12.70	860
Band 9	3,271.297	12.68	41,480
Band 17	4,395.347	12.72	55,909
Band 19	262.345	12.70	3,332
Band 24	5,214.968	12.69	66,178
Band 25	195.804	12.66	2,479
	32,359.899		$ 411,794

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,077.756	$ 26.19	$ 106,796
Band 3	32,567.723	25.62	834,385
Band 6	84,486.094	12.81	1,082,267
Band 9	1,865.062	12.70	23,686
Band 17	6,170.419	12.76	78,735
Band 19	450.763	12.73	5,738
Band 20	1,021.067	12.66	12,927
Band 24	8,039.125	12.72	102,258
Band 25	2,414.447	12.68	30,615
Band 28	165.382	12.58	2,081
	141,257.838		$ 2,279,488

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Band 1	454.042	$ 11.48	$ 5,212
Band 6	10,845.206	11.48	124,503
Band 9	3,360.799	11.42	38,380
Band 17	5,664.695	11.45	64,861
Band 20	409.222	11.39	4,661
Band 22	610.619	11.37	6,943
Band 24	7,165.958	11.43	81,907
Band 25	1,031.413	11.40	11,758
	29,541.954		$ 338,225

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	110.624	$ 12.51	$ 1,384
Band 5	429.540	12.58	5,404
Band 6	122,777.698	12.54	1,539,632
Band 8	569.359	12.47	7,100
Band 9	2,136.919	12.43	26,562
Band 10	182.263	12.40	2,260
Band 17	96,578.870	12.50	1,207,236
Band 19	6,547.412	12.46	81,581
Band 20	14,573.227	12.39	180,562
Band 22	547.958	12.36	6,773
Band 24	51,515.548	12.45	641,369
Band 25	17,724.986	12.41	219,967
Band 26	5,093.602	12.38	63,059
Band 28	2,003.486	12.31	24,663
	320,791.492		$ 4,007,552

ING Columbia Small Cap Value II
Portfolio - Service Class
Contracts in accumulation period:
Band 6	22,521.172	$ 10.06	$ 226,563
Band 8	589.602	10.04	5,920
Band 9	1,307.483	10.03	13,114
Band 17	18,899.274	10.05	189,938
Band 24	35,041.306	10.04	351,815
Band 25	7,384.618	10.02	73,994
Band 27	389.037	10.00	3,890
	86,132.492		$ 865,234

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Band 6	39,777.033	$ 11.15	$ 443,514
Band 9	3,323.228	11.08	36,821
Band 17	114,294.017	11.12	1,270,949
Band 19	545.227	11.10	6,052
Band 20	6,897.073	11.06	76,282
Band 24	27,919.919	11.10	309,911
Band 25	19,732.797	11.07	218,442
Band 26	3,402.131	11.05	37,594
Band 27	2,422.164	11.02	26,692
Band 28	1,289.247	11.02	14,208
	219,602.836		$ 2,440,465

ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period:
Band 2	60,088.671	$ 10.49	$ 630,330
Band 4	163,349.553	10.48	1,711,903
	223,438.224		$ 2,342,233

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Band 17	93.002	$ 12.17	$ 1,132
Band 24	344.663	12.12	4,177
	437.665		$ 5,309

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,456.487	$ 18.08	$ 26,333
Band 5	296.691	18.30	5,429
Band 6	22,463.878	18.17	408,169
Band 8	1,764.030	17.99	31,735
Band 9	4,301.197	17.87	76,862
Band 17	72,660.424	15.17	1,102,259
Band 19	2,393.162	15.11	36,161
Band 20	11,162.185	14.99	167,321
Band 24	15,460.085	15.10	233,447
Band 25	12,162.438	15.02	182,680
Band 26	384.623	14.97	5,758
Band 27	548.660	14.88	8,164
Band 28	375.726	14.86	5,583
	145,429.586		$ 2,289,901

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,979.723	$ 17.45	$ 34,546
Band 6	19,297.270	17.29	333,650
Band 7	90.495	17.17	1,554
Band 8	5,687.750	17.05	96,976
Band 9	13,747.763	16.89	232,200
Band 10	1,270.602	16.77	21,308
Band 17	4,996.614	13.74	68,653
Band 19	3,379.502	13.69	46,265
Band 20	1,729.197	13.58	23,482
Band 24	4,716.883	13.67	64,480
Band 25	4,373.206	13.61	59,519
Band 27	41.987	13.48	566
	61,310.992		$ 983,199

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 5	574.673	$ 14.04	$ 8,068
Band 6	11,762.920	13.95	164,093
Band 8	1,679.154	13.81	23,189
Band 9	3,433.706	13.72	47,110
Band 17	18,897.018	13.13	248,118
Band 19	1,358.521	13.08	17,769
Band 20	3,847.412	12.98	49,939
Band 24	31,344.401	13.07	409,671
Band 25	4,326.954	13.01	56,294
Band 26	6,761.810	12.96	87,633
Band 28	1,316.210	12.87	16,940
	85,302.779		$ 1,128,824

ING Neuberger Berman Partners
Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,591.079	$ 10.31	$ 26,714
Band 3	29,151.201	10.30	300,257
Band 5	1,318.552	10.33	13,621
Band 6	9,918.094	10.31	102,256
Band 8	2,553.190	10.29	26,272
Band 9	825.908	10.28	8,490
Band 17	22,011.371	10.30	226,717
Band 19	1,389.832	10.29	14,301
Band 20	3,857.438	10.26	39,577
Band 24	4,402.118	10.28	45,254
Band 26	814.654	10.26	8,358
Band 28	531.606	10.24	5,444
	79,365.043		$ 817,261

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Neuberger Berman Regency
Portfolio - Service Class
Contracts in accumulation period:
Band 6	406.538	$ 10.09	$ 4,102
Band 17	4,211.657	10.08	42,454
	4,618.195		$ 46,556

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 5	3,924.607	$ 14.05	$ 55,141
Band 6	2,166.304	14.00	30,328
Band 8	2,231.626	13.93	31,087
Band 9	3,224.926	13.88	44,762
Band 17	3,456.524	13.95	48,219
Band 19	715.937	13.92	9,966
Band 20	1,731.325	13.83	23,944
Band 24	766.950	13.91	10,668
Band 25	775.800	13.86	10,753
	18,993.999		$ 264,868

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,866.868	$ 13.88	$ 25,912
Band 5	812.634	16.13	13,108
Band 6	96,821.071	15.98	1,547,201
Band 8	28,687.384	15.76	452,113
Band 9	92,843.147	15.61	1,449,282
Band 17	80,397.264	15.11	1,214,803
Band 19	2,617.205	15.05	39,389
Band 20	25,301.694	14.93	377,754
Band 22	1,967.702	14.88	29,279
Band 24	83,880.466	15.04	1,261,562
Band 25	99,316.305	14.97	1,486,765
Band 26	6,493.769	14.91	96,822
Band 27	12,298.764	14.82	182,268
Band 28	1,180.825	14.80	17,476
	534,485.098		$ 8,193,734

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,870.673	$ 11.21	$ 20,970
Band 6	8,762.867	11.20	98,144
Band 9	22.435	11.16	250
Band 17	4,597.564	11.18	51,401
Band 19	1,055.141	11.17	11,786
Band 24	23,615.168	11.16	263,545
Band 25	1,805.579	11.15	20,132
	41,729.427		$ 466,228

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 9	370.470	$ 9.76	$ 3,616
Band 17	619.448	12.95	8,022
	989.918		$ 11,638

ING UBS U.S. Large Cap Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 5	598.396	$ 13.66	$ 8,174
Band 6	11,440.840	13.59	155,481
Band 8	150.970	13.48	2,035
Band 9	1,488.944	13.41	19,967
Band 17	17,226.119	13.48	232,208
Band 20	2,771.637	13.32	36,918
Band 22	36.098	13.28	479
Band 24	8,212.484	13.42	110,212
Band 25	574.449	13.35	7,669
Band 26	595.370	13.31	7,924
	43,095.307		$ 581,067

ING UBS U.S. Small Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 9	23.637	$ 9.67	$ 229
Band 17	117.634	9.69	1,140
Band 24	577.073	9.67	5,580
	718.344		$ 6,949

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 5	6,889.615	$ 14.47	$ 99,693
Band 6	60,885.158	14.34	873,093
Band 8	8,249.597	14.14	116,649
Band 9	6,320.462	14.01	88,550
Band 17	66,406.969	12.98	861,962
Band 19	5,255.296	12.93	67,951
Band 20	31,012.070	12.83	397,885
Band 22	3,024.764	12.78	38,656
Band 24	45,247.980	12.92	584,604
Band 25	29,315.423	12.86	376,996
Band 26	1,825.144	12.81	23,380
Band 27	12,041.776	12.74	153,412
Band 28	1,127.050	12.72	14,336
	277,601.304		$ 3,697,167

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity and Income
Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,237.548	$ 12.07	$ 147,707
Band 9	8,794.297	11.97	105,268
Band 17	2,548.299	12.03	30,656
Band 19	2,852.175	12.00	34,226
Band 20	3,905.754	11.92	46,557
Band 22	109.897	11.89	1,307
Band 24	9,770.526	11.98	117,051
Band 25	2,769.793	11.94	33,071
Band 28	2,234.965	11.85	26,484
	45,223.254		$ 542,327

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 5	32,252.379	$ 11.10	$ 358,001
Band 6	24,733.227	11.02	272,560
Band 7	19,053.527	10.96	208,827
Band 8	119,144.539	10.91	1,299,867
Band 9	115,865.816	10.83	1,254,827
Band 10	13,869.466	10.77	149,374
	324,918.954		$ 3,543,456

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 5	84,587.588	$ 10.70	$ 905,087
Band 6	15,754.661	10.63	167,472
Band 7	11,074.112	10.57	117,053
Band 8	189,723.382	10.52	1,995,890
Band 9	137,659.220	10.45	1,438,539
Band 10	86,291.905	10.40	897,436
	525,090.868		$ 5,521,477

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 5	18,713.558	$ 10.37	$ 194,060
Band 6	31,625.158	10.30	325,739
Band 7	3,662.988	10.26	37,582
Band 8	126,329.330	10.21	1,289,822
Band 9	94,541.417	10.15	959,595
Band 10	20,756.001	10.10	209,636
	295,628.452		$ 3,016,434

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 5	52,635.731	$ 11.02	$ 580,046
Band 6	1,348.643	10.96	14,781
Band 8	147,307.145	10.87	1,601,229
Band 9	73,744.733	10.81	797,181
Band 10	25,897.359	10.76	278,656
	300,933.611		$ 3,271,893

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 5	19,685.362	$ 11.62	$ 228,744
Band 6	48,824.053	11.56	564,406
Band 8	113,003.219	11.47	1,296,147
Band 9	148,167.837	11.41	1,690,595
Band 10	8.381	11.37	95
Band 17	9,203.725	11.52	106,027
	338,892.577		$ 3,886,014

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 5	6,060.130	$ 11.09	$ 67,207
Band 6	12,643.899	11.04	139,589
Band 8	12,628.616	10.96	138,410
Band 9	70,864.110	10.91	773,127
Band 17	12,089.469	10.99	132,863
Band 20	54,144.747	10.86	588,012
Band 22	2,084.839	10.82	22,558
	170,515.810		$ 1,861,766

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	45,190.442	$ 10.90	$ 492,576
Band 8	135.599	10.83	1,469
Band 9	226,794.876	10.79	2,447,117
Band 17	7,369.575	10.85	79,960
Band 20	52,323.460	10.74	561,954
	331,813.952		$ 3,583,076

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 5	1,166.093	$ 11.02	$ 12,850
Band 6	10,142.848	10.98	111,368
Band 8	1,101.515	10.92	12,029
Band 9	23,482.148	10.88	255,486
Band 10	2,937.844	10.85	31,876
Band 20	23,651.814	10.84	256,386
	62,482.262		$ 679,995

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 5	40.404	$ 10.82	$ 437
Band 8	11,825.085	10.74	127,001
Band 9	2,415.214	10.71	25,867
Band 17	3,980.245	10.76	42,827
Band 20	17,360.045	10.67	185,232
	35,620.993		$ 381,364

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 5	22,216.354	$ 10.79	$ 239,714
Band 8	70,079.215	10.72	751,249
Band 9	397.622	10.69	4,251
Band 10	196.885	10.67	2,101
	92,890.076		$ 997,315

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 5	5,253.508	$ 10.64	$ 55,897
Band 6	26,110.269	10.62	277,291
Band 8	143,656.871	10.58	1,519,890
Band 9	320,634.850	10.56	3,385,904
Band 17	10,106.718	10.59	107,030
Band 20	1,038.654	10.54	10,947
	506,800.870		$ 5,356,959

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 5	1,407.667	$ 11.23	$ 15,808
Band 8	1,588.661	11.19	17,777
Band 9	101,401.951	11.17	1,132,660
Band 10	149.674	11.15	1,669
Band 20	317.364	11.15	3,539
	104,865.317		$ 1,171,453

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 8	54,616.051	$ 10.08	$ 550,530
Band 9	437,513.171	10.07	4,405,758
Band 10	35,955.634	10.06	361,714
Band 17	9,142.583	10.08	92,157
Band 20	407,009.237	10.05	4,090,443
Band 22	5,527.799	10.05	55,554
	949,764.475		$ 9,556,156

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 3	2,602.004	$ 9.24	$ 24,043
Band 5	920.386	9.46	8,707
Band 6	7,154.212	9.34	66,820
Band 8	1,050.450	9.15	9,612
Band 9	7,553.346	9.03	68,207
Band 17	3,500.089	14.34	50,191
Band 19	754.733	14.29	10,785
Band 20	1,216.102	14.17	17,232
Band 24	2,119.803	14.28	30,271
Band 25	1,882.172	14.21	26,746
Band 27	4,471.277	14.07	62,911
	33,224.574		$ 375,525

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 5	14,665.398	$ 11.63	$ 170,559
Band 6	62,668.660	11.50	720,690
Band 7	118.475	11.40	1,351
Band 8	8,160.603	11.31	92,296
Band 9	19,375.595	11.19	216,813
Band 10	403.796	11.10	4,482
Band 17	56,997.954	12.81	730,144
Band 19	1,032.015	12.77	13,179
Band 20	10,617.216	12.66	134,414
Band 22	75.487	12.62	953
Band 24	71,983.285	12.75	917,787
Band 25	69,979.211	12.69	888,036
Band 26	3,221.957	12.65	40,758
Band 27	5,317.802	12.57	66,845
Band 28	4,304.910	12.56	54,070
	328,922.364		$ 4,052,377

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	89.809	$ 10.75	$ 965
Band 5	4,909.980	15.33	75,270
Band 6	64,208.548	15.16	973,402
Band 8	10,691.325	14.91	159,408
Band 9	18,784.093	14.75	277,065
Band 10	198.995	14.63	2,911
Band 17	117,795.450	13.41	1,579,637
Band 19	3,880.255	13.37	51,879
Band 20	17,361.667	13.26	230,216
Band 22	270.394	13.21	3,572
Band 24	107,795.970	13.35	1,439,076
Band 25	68,270.223	13.29	907,311
Band 26	2,954.159	13.24	39,113
Band 27	11,636.593	13.16	153,138
Band 28	4,287.914	13.14	56,343
	433,135.375		$ 5,949,306

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 1	966.406	$ 12.78	$ 12,351
Band 2	87.691	10.99	964
Band 3	208.262	12.75	2,655
Band 5	1,659.481	16.73	27,763
Band 6	38,456.862	16.55	636,461
Band 7	588.872	16.41	9,663
Band 8	12,575.004	16.28	204,721
Band 9	23,048.916	16.10	371,088
Band 17	85,488.088	13.88	1,186,575
Band 19	3,467.539	13.83	47,956
Band 20	5,527.617	13.72	75,839
Band 22	68.049	13.67	930
Band 24	118,871.433	13.82	1,642,803
Band 25	65,317.956	13.75	898,122
Band 26	2,522.804	13.70	34,562
Band 27	13,855.612	13.62	188,713
Band 28	4,013.118	13.60	54,578
	376,723.710		$ 5,395,744

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 6	240.878	$ 10.57	$ 2,546
Band 8	3,062.668	10.39	31,821
Band 9	6,161.823	10.28	63,344
Band 17	2,007.927	12.91	25,922
Band 19	1,039.453	12.86	13,367
Band 20	2.839	12.76	36
Band 24	1,649.517	12.85	21,196
	14,165.105		$ 158,232

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 5	141.366	$ 13.73	$ 1,941
Band 6	11,916.432	13.65	162,659
Band 8	3,645.140	13.54	49,355
Band 9	2,556.465	13.47	34,436
Band 17	38,990.304	13.41	522,860
Band 20	767.802	13.25	10,173
Band 24	10,471.818	13.35	139,799
Band 25	8,136.127	13.28	108,048
Band 26	430.187	13.24	5,696
Band 27	1,369.452	13.16	18,022
Band 28	1,103.025	13.14	14,494
	79,528.118		$ 1,067,483

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 1	4,650.249	$ 8.74	$ 40,643
Band 3	557.984	8.66	4,832
	5,208.233		$ 45,475

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 3	2,471.808	$ 8.13	$ 20,096
Band 6	11,878.696	13.31	158,105
Band 9	4.300	13.20	57
Band 10	158.135	13.16	2,081
Band 17	12,239.916	13.26	162,301
Band 20	5,032.592	13.15	66,179
Band 24	4,088.396	13.22	54,049
Band 25	5,367.910	13.17	70,695
	41,241.753		$ 533,563

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 5	4,353.379	$ 10.51	$ 45,754
Band 6	911.501	10.49	9,562
Band 8	4,340.365	10.47	45,444
Band 9	8,763.743	10.46	91,669
Band 17	2,103.580	10.48	22,046
Band 19	647.987	10.47	6,784
Band 20	3,768.893	10.44	39,347
Band 24	5,348.224	10.46	55,942
Band 27	615.360	10.42	6,412
	30,853.032		$ 322,960

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 2	212.666	$ 10.32	$ 2,195
Band 5	1,944.828	10.40	20,226
Band 6	191,871.096	10.36	1,987,785
Band 8	2,631.954	10.31	27,135
Band 9	13,225.164	10.27	135,822
Band 17	63,521.756	10.33	656,180
Band 19	8,592.886	10.30	88,507
Band 20	4,094.415	10.24	41,927
Band 24	57,755.187	10.29	594,301
Band 25	21,935.951	10.26	225,063
Band 27	3,488.409	10.18	35,512
Band 28	4,276.636	10.18	43,536
	373,550.948		$ 3,858,189

Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Contracts in accumulation period:
Band 2	49,633.722	$ 16.16	$ 802,081
Band 4	109,518.719	15.92	1,743,538
	159,152.441		$ 2,545,619

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Legg Mason Partners Variable Lifestyle Growth
Portfolio
Contracts in accumulation period:
Band 2	13,386.830	$ 14.78	$ 197,857
Band 4	53,367.172	14.56	777,026
	66,754.002		$ 974,883

Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Contracts in accumulation period:
Band 2	4,884.037	$ 15.53	$ 75,849
Band 4	24,269.175	15.30	371,318
	29,153.212		$ 447,167

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 2	7,530.807	$ 17.40	$ 131,036
Band 4	5,008.898	17.10	85,652
	12,539.705		$ 216,688

Legg Mason Partners Variable International All Cap
Growth Portfolio
Contracts in accumulation period:
Band 2	3,155.470	$ 17.93	$ 56,578
Band 4	9,222.691	17.61	162,412
	12,378.161		$ 218,990

Legg Mason Partners Variable Large Cap Value
Portfolio
Contracts in accumulation period:
Band 2	10,364.414	$ 24.10	$ 249,782
Band 4	17,438.000	23.68	412,932
	27,802.414		$ 662,714

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Band 2	1,520.733	$ 13.18	$ 20,043
Band 4	12,947.794	12.94	167,544
	14,468.527		$ 187,587

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Colonial Small Cap Value Fund, Variable
Series - Class B
Contracts in accumulation period:
Band 1	1,517.321	$ 13.41	$ 20,347
Band 3	143.482	13.37	1,918
Band 5	222.196	13.46	2,991
Band 6	22,534.981	13.41	302,194
Band 8	46.550	13.34	621
Band 9	1,950.181	13.30	25,937
Band 10	173.878	13.26	2,306
Band 17	25,963.432	13.36	346,871
Band 19	1,148.143	13.33	15,305
Band 20	8,888.475	13.25	117,772
Band 24	28,935.473	13.32	385,421
Band 25	4,533.033	13.27	60,153
Band 26	2,415.014	13.24	31,975
Band 27	5,704.625	13.18	75,187
Band 28	608.187	13.17	8,010
	104,784.971		$ 1,397,008

Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 5	2,998.345	$ 10.71	$ 32,112
Band 6	788.993	10.70	8,442
Band 8	2,814.442	10.68	30,058
Band 9	4,412.992	10.67	47,087
Band 17	2,418.196	10.69	25,851
Band 20	1,148.259	10.66	12,240
Band 24	4,511.012	10.68	48,178
Band 25	78.621	10.66	838
	19,170.860		$ 204,806

ProFund VP Bull
Contracts in accumulation period:
Band 6	963.633	$ 10.15	$ 9,781
Band 9	2,561.065	9.86	25,252
Band 17	721.182	12.33	8,892
Band 24	60.029	12.28	737
Band 25	428.043	12.22	5,231
Band 27	4,258.615	12.10	51,529
	8,992.567		$ 101,422

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 5	564.766	$ 11.76	$ 6,642
Band 6	1,643.292	11.62	19,095
Band 8	244.285	11.43	2,792
Band 9	966.201	11.30	10,918
Band 17	1,377.565	13.98	19,258
Band 19	413.201	13.93	5,756
Band 20	2,689.207	13.81	37,138
Band 24	2,196.375	13.91	30,552
	10,094.892		$ 132,151

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 3	6,892.887	$ 8.12	$ 55,970
Band 5	3,231.381	8.21	26,530
Band 6	7,652.482	8.16	62,444
Band 9	3,304.983	8.02	26,506
Band 10	1,992.078	7.98	15,897
Band 17	351.606	9.30	3,270
Band 19	1,329.272	9.27	12,322
Band 20	12,579.443	9.19	115,605
Band 24	12,241.420	9.26	113,356
Band 25	5,827.046	9.21	53,667
Band 27	768.897	9.12	7,012
Band 28	257.810	9.11	2,349
	56,429.305		$ 494,928

ProFund VP Small-Cap
Contracts in accumulation period:
Band 1	449.340	$ 13.52	$ 6,075
Band 3	664.175	13.40	8,900
Band 5	2,869.455	13.67	39,225
Band 6	3,528.520	13.52	47,706
Band 8	1,865.446	13.29	24,792
Band 9	2,147.884	13.14	28,223
Band 10	1,564.889	13.03	20,391
Band 17	4,793.553	13.48	64,617
Band 19	116.293	13.43	1,562
Band 20	1,324.534	13.32	17,643
Band 24	3,306.046	13.42	44,367
Band 25	414.781	13.35	5,537
	23,044.916		$ 309,038

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2006		27	$13.90 to $14.43	$ 386	1.27%	1.25% to 2.45%	21.80% to 23.02%
2005		24	$11.41 to $11.73	275	2.03%	1.25% to 2.45%	-2.95% to -2.87%
2004		2	$11.85 to $11.86	20	-	1.65% to 1.75%	11.47%
2003		-	$10.64	1	(b)	1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income
Portfolio - Service Class 2
2006		374	$13.01 to $13.83	5,024	2.86%	1.05% to 2.45%	17.28% to 18.71%
2005		275	$11.21 to $11.65	3,121	1.06%	1.05% to 2.25%	3.51% to 4.48%
2004		145	$10.83 to $11.15	1,593	0.55%	1.05% to 1.95%	9.17% to 10.07%
2003		22	$9.92 to $10.13	219	(b)	1.05% to 1.90%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Contrafund®
Portfolio - Service Class 2
2006		852	$13.15 to $16.00	12,705	1.09%	1.05% to 2.45%	8.88% to 10.27%
2005		344	$11.97 to $14.51	4,669	0.04%	1.05% to 2.45%	14.20% to 15.43%
2004		79	$11.27 to $12.57	969	0.17%	1.05% to 2.10%	13.19% to 13.96%
2003		21	$10.84 to $11.03	230	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Mutual Shares Securities Fund - Class 2
2006		94	$10.81 to $10.91	1,020	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2006	167	$12.48 to $21.06	$ 2,388	-	1.25% to 2.45%	-0.64% to 0.48%
2005	91	$12.56 to $20.96	1,477	-	1.25% to 2.45%	5.36% to 5.54%
2004	47	$19.60 to $19.86	927	-	1.25% to 1.40%	17.86% to 18.00%
2003	63	$16.63 to $16.83	1,046	-	1.25% to 1.40%	64.65% to 65.00%
2002	71	$10.10 to $10.20	723	-	1.25% to 1.40%	-31.01% to -30.89%
ING American Funds Growth Portfolio
2006	1,846	$10.93 to $14.82	25,908	0.17%	1.05% to 2.45%	7.10% to 8.49%
2005	831	$12.68 to $13.66	10,807	-	1.05% to 2.45%	13.18% to 14.41%
2004	108	$11.23 to $11.94	1,273	-	1.05% to 2.10%	9.86% to 10.48%
2003	3	$10.75 to $10.78	35	(b)	1.25% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2006	1,520	$11.32 to $14.13	19,830	0.67%	1.05% to 2.45%	11.99% to 13.40%
2005	826	$11.17 to $12.46	9,574	0.26%	1.05% to 2.45%	3.13% to 4.27%
2004	102	$10.86 to $11.95	1,202	0.16%	1.05% to 2.10%	7.75% to 8.64%
2003	7	$10.97 to $11.00	79	(b)	1.05% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds International Portfolio
2006	769	$12.35 to $19.14	12,769	0.68%	1.05% to 2.45%	15.65% to 17.14%
2005	379	$13.55 to $16.34	5,458	0.43%	1.05% to 2.45%	18.54% to 19.62%
2004	43	$11.48 to $13.66	571	0.34%	1.05% to 2.00%	16.38% to 17.21%
2003	2	$11.60 to $11.62	22	(b)	1.25% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth
Portfolio - Service Class
2006	43	$12.16 to $12.36	522	-	1.05% to 2.00%	5.00% to 6.00%
2005	23	$11.59 to $11.66	267	(e)	1.05% to 1.95%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value
Portfolio - Service Class
2006		32	$12.63 to $12.91	$ 410	0.54%	1.05% to 2.45%	13.68% to 14.82%
2005		14	$11.11 to $11.20	152	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
2006		118	$11.98 to $21.27	2,207	0.44%	1.25% to 1.95%	10.52% to 11.39%
2005		137	$10.84 to $19.10	2,366	0.17%	1.25% to 1.95%	-2.39% to -2.25%
2004		119	$19.27 to $19.54	2,302	0.18%	1.25% to 1.40%	5.94% to 6.14%
2003		125	$18.19 to $18.41	2,267	0.16%	1.25% to 1.40%	38.43% to 38.63%
2002		115	$13.14 to $13.28	1,511	0.12%	1.25% to 1.40%	-26.47% to -26.34%
ING Capital Guardian U.S. Equities
Portfolio - Service Class
2006		68	$12.01 to $12.58	832	0.42%	1.25% to 2.00%	8.09% to 8.95%
2005		58	$11.12 to $11.56	659	0.47%	1.25% to 1.95%	4.66% to 4.90%
2004		55	$10.94 to $11.02	606	0.18%	1.25% to 1.40%	7.78% to 7.93%
2003		48	$10.15 to $10.21	483	-	1.25% to 1.40%	34.79% to 35.05%
2002		38	$7.53 to $7.56	290	0.17%	1.25% to 1.40%	-24.85% to -24.78%
ING EquitiesPlus Portfolio - Service Class
2006		15	$10.73 to $10.76	165	(f)	1.25% to 1.65%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Evergreen Health Sciences
Portfolio - Service Class
2006		233	$12.00 to $13.20	2,896	-	1.05% to 2.45%	11.27% to 12.72%
2005		119	$10.72 to $11.76	1,324	-	1.05% to 2.45%	8.35% to 9.26%
2004		8	$9.88 to $10.80	86	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Omega Portfolio - Service Class
2006		7	$11.09 to $12.02	$ 82	-	1.05% to 2.25%	3.24% to 4.44%
2005		7	$10.69 to $11.56	77	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap
Portfolio - Service Class
2006		385	$13.05 to $14.96	5,132	-	1.05% to 2.45%	9.30% to 10.57%
2005		159	$11.94 to $13.53	1,952	-	1.05% to 2.45%	15.19% to 15.44%
2004		14	$11.65 to $11.72	168	-	1.25% to 1.40%	22.37% to 22.59%
2003		7	$9.52 to $9.56	69	-	1.25% to 1.40%	31.67% to 31.68%
2002		8	$7.23 to $7.26	56	0.18%	1.40%	-20.55%
ING FMRSM Large Cap Growth
Portfolio - Service Class
2006		57	$10.49 to $10.70	611	-	1.05% to 2.25%	0.29% to 1.42%
2005		40	$10.46 to $10.55	420	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Mid Cap Growth
Portfolio - Service Class
2006		172	$11.70 to $26.72	3,036	-	1.25% to 1.85%	2.72% to 3.32%
2005		90	$11.39 to $25.87	2,186	-	1.25% to 1.85%	1.68% to 1.81%
2004		90	$24.98 to $25.41	2,249	-	1.25% to 1.40%	13.44% to 13.64%
2003		101	$22.02 to $22.36	2,217	-	1.25% to 1.40%	37.20% to 37.35%
2002		100	$16.05 to $16.28	1,602	-	1.25% to 1.40%	-49.53% to -49.44%
ING Franklin Income Portfolio - Service Class
2006		257	$10.86 to $10.95	2,809	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Service Class
2006		148	$13.54 to $13.64	$ 2,017	(f)	1.25% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Global Resources Portfolio - Service Class
2006		188	$15.77 to $36.98	3,098	0.14%	1.05% to 2.45%	18.72% to 19.91%
2005		60	$13.30 to $30.84	894	0.20%	1.25% to 2.25%	35.83% to 36.04%
2004		5	$22.13 to $22.60	110	1.22%	1.25% to 1.40%	4.93% to 5.05%
2003		3	$21.09 to $21.58	54	-	1.25% to 1.40%	50.11% to 50.38%
2002		2	$14.05 to $14.35	28	0.52%	1.25% to 1.40%	-0.57% to -0.49%
ING Global Technology Portfolio - Service Class
2006		14	$7.76 to $12.33	161	-	1.25% to 1.95%	7.21% to 7.93%
2005		11	$7.19 to $11.43	112	-	1.25% to 1.95%	0.70% to 0.70%
2004		2	$7.14	13	(g)	1.25%	(g)
2003		(g)	(g)	(g)	(g)	(g)	(g)
2002		(g)	(g)	(g)	(g)	(g)	(g)
ING International Portfolio - Service Class
2006		19	$13.81	268	1.61%	1.40%	19.88%
2005		20	$11.52 to $11.52	226	2.30%	1.40%	8.99%
2004		20	$10.57	208	1.03%	1.40%	15.02%
2003		20	$9.19 to $9.30	182	-	1.25% to 1.40%	27.46% to 27.57%
2002		-	$7.21 to $7.29	1	(a)	1.40%	(a)
ING Janus Contrarian Portfolio - Service Class
2006		47	$14.40 to $16.43	756	0.35%	1.05% to 2.10%	20.65% to 21.49%
2005		21	$11.87 to $13.55	272	-	1.25% to 1.95%	13.62% to 14.02%
2004		5	$10.41 to $11.47	57	-	1.40% to 1.75%	15.54%
2003		4	$9.01	40	-	1.40%	(c)
2002		-	-	-	-	1.25% to 1.40%	-26.86%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2006		308	$18.10 to $18.88	$ 5,655	0.50%	1.05% to 2.45%	32.77% to 34.13%
2005		83	$13.64 to $14.08	1,148	-	1.25% to 2.25%	32.98% to 33.21%
2004		32	$10.46 to $10.57	335	0.32%	1.25% to 1.40%	16.09% to 16.28%
2003		33	$9.01 to $9.09	298	-	1.25% to 1.40%	44.62% to 44.75%
2002		37	$6.23 to $6.28	233	-	1.25% to 1.40%	-12.01% to -11.80%
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
2006		420	$13.09 to $15.41	5,978	-	1.05% to 2.45%	13.94% to 15.43%
2005		203	$11.97 to $13.35	2,518	-	1.05% to 2.45%	1.69% to 2.61%
2004		14	$11.83 to $13.01	177	-	1.05% to 1.95%	23.94% to 24.62%
2003		2	$10.36 to $10.44	21	(b)	1.05% to 1.55%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities
Portfolio - Service Class
2006		133	$12.40 to $12.67	1,677	0.28%	1.05% to 2.45%	17.30% to 18.86%
2005		167	$10.57 to $10.66	1,770	(e)	1.05% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Service Class
2006		366	$15.11 to $18.22	6,379	-	1.05% to 2.45%	26.26% to 27.56%
2005		152	$11.86 to $14.15	2,083	-	1.25% to 2.45%	13.15% to 13.93%
2004		19	$11.94 to $12.42	232	(d)	1.25% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Partners All Cap
Portfolio - Service Class
2006		171	$12.72 to $15.08	2,440	0.63%	1.05% to 2.25%	15.72% to 16.72%
2005		122	$11.07 to $12.94	1,496	0.47%	1.05% to 1.95%	2.50% to 3.44%
2004		16	$11.32 to $11.98	187	0.54%	1.40% to 1.75%	8.33%
2003		17	$10.45 to $10.51	180	-	1.25% to 1.40%	29.49% to 29.59%
2002		21	$8.07 to $8.11	169	0.79%	1.25% to 1.40%	-24.08% to -23.92%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Value Portfolio - Service Class
2006	550	$10.27 to $12.65	$ 6,449	-	1.05% to 2.25%	4.11% to 5.40%
2005	274	$9.74 to $12.05	3,032	-	1.05% to 2.25%	3.91% to 4.84%
2004	44	$9.36 to $11.53	419	0.35%	1.05% to 1.95%	11.69% to 12.65%
2003	19	$8.38 to $8.62	159	-	1.05% to 1.90%	20.85% to 21.07%
2002	12	$7.05 to $7.07	83	0.60%	1.25% to 1.40%	-20.88% to -20.47%
ING LifeStyle Aggressive Growth
Portfolio - Service Class
2006	1,240	$13.33 to $14.20	17,434	0.13%	1.25% to 2.45%	15.42% to 16.67%
2005	440	$11.90 to $12.20	5,317	0.04%	1.25% to 2.45%	5.67% to 6.18%
2004	31	$11.47 to $11.49	354	(d)	1.45% to 1.95%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service Class
2006	2,606	$13.22 to $13.49	34,973	0.47%	1.05% to 2.45%	12.79% to 14.02%
2005	861	$11.67 to $11.85	10,165	0.18%	1.25% to 2.45%	4.72% to 5.24%
2004	5	$11.24 to $11.26	51	(d)	1.45% to 2.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth
Portfolio - Service Class
2006	2,950	$12.22 to $12.92	37,755	0.84%	1.05% to 2.45%	10.84% to 12.03%
2005	1,110	$11.35 to $11.48	12,710	0.40%	1.25% to 2.45%	3.73% to 4.46%
2004	71	$10.94 to $11.01	785	(d)	1.25% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2006	1,188	$11.83 to $12.47	14,586	1.07%	1.05% to 2.60%	8.87% to 10.02%
2005	564	$11.05 to $11.28	6,309	0.44%	1.25% to 2.45%	3.44% to 3.81%
2004	6	$10.74 to $10.77	67	(d)	1.45% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Limited Maturity Bond
Portfolio - Service Class
2006		36	$20.96 to $21.54	$ 754	3.25%	1.25% to 1.40%	2.39% to 2.57%
2005		46	$20.47 to $21.00	941	5.07%	1.25% to 1.40%	0.20% to 0.33%
2004		58	$20.43 to $20.93	1,191	4.80%	1.25% to 1.40%	-0.05% to 0.14%
2003		68	$20.44 to $20.90	1,395	1.04%	1.25% to 1.40%	1.39% to 1.55%
2002		64	$20.16 to $20.58	1,298	3.64%	1.25% to 1.40%	5.77% to 5.86%
ING Liquid Assets Portfolio - Service Class
2006		591	$10.25 to $17.43	7,050	4.34%	1.05% to 2.25%	2.30% to 3.31%
2005		352	$10.02 to $16.29	4,092	3.07%	1.25% to 2.25%	0.80% to 1.56%
2004		87	$9.98 to $16.04	1,254	1.01%	1.25% to 1.95%	-0.65% to -0.37%
2003		46	$15.38 to $16.57	720	0.91%	1.05% to 1.55%	-0.63% to -0.49%
2002		92	$15.84 to $16.18	1,467	1.44%	1.25% to 1.40%	0.00% to 0.19%
ING Lord Abbett Affiliated
Portfolio - Service Class
2006		34	$12.93 to $14.60	459	0.86%	1.25% to 1.85%	15.45% to 16.15%
2005		17	$11.20 to $12.57	201	1.55%	1.25% to 1.85%	3.98%
2004		87	$10.80 to $12.54	1,083	0.20%	1.05% to 1.95%	6.32% to 6.45%
2003		83	$11.71 to $11.78	968	-	1.25% to 1.40%	36.96% to 37.14%
2002		79	$8.55 to $8.59	677	0.21%	1.25% to 1.40%	-26.61% to -26.46%
ING MarketPro Portfolio - Service Class
2006		25	$10.82 to $10.90	270	(f)	1.25% to 1.95%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Marsico Growth Portfolio - Service Class
2006		500	$12.29 to $17.24	7,184	-	1.25% to 2.45%	2.48% to 3.67%
2005		397	$11.94 to $16.63	5,971	-	1.25% to 2.45%	6.75% to 7.58%
2004		296	$11.19 to $15.47	4,504	-	1.25% to 1.95%	10.90% to 11.14%
2003		323	$13.76 to $13.92	4,447	-	1.25% to 1.40%	30.80% to 31.07%
2002		333	$10.52 to $10.62	3,502	-	1.25% to 1.40%	-30.52% to -30.50%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico International Opportunities
Portfolio - Service Class
2006		226	$14.95 to $15.27	$ 3,417	0.03%	1.05% to 2.45%	21.31% to 22.65%
2005		147	$12.34 to $12.45	1,817	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2006		606	$11.79 to $28.36	10,544	2.33%	1.05% to 2.45%	9.37% to 10.74%
2005		480	$10.78 to $25.61	8,270	2.10%	1.05% to 2.45%	0.93% to 1.83%
2004		200	$10.73 to $25.15	4,707	1.95%	1.05% to 1.95%	8.99% to 9.97%
2003		181	$21.14 to $22.87	4,012	0.48%	1.05% to 1.90%	15.13% to 15.31%
2002		182	$19.23 to $19.47	3,506	2.15%	1.25% to 1.40%	-6.47% to -6.30%
ING MFS Utilities Portfolio - Service Class
2006		238	$14.49 to $14.74	3,492	0.09%	1.25% to 2.25%	27.89% to 29.18%
2005		87	$11.33 to $11.41	988	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street
Portfolio® - Service Class
2006		273	$12.87 to $25.53	5,444	1.18%	1.05% to 2.25%	12.40% to 13.77%
2005		141	$11.45 to $22.44	2,788	0.90%	1.05% to 2.25%	3.91% to 4.62%
2004		114	$11.10 to $21.45	2,350	0.80%	1.05% to 1.75%	10.89% to 11.66%
2003		130	$18.00 to $19.21	2,420	0.22%	1.05% to 1.75%	22.85% to 23.04%
2002		143	$15.14 to $15.32	2,176	0.39%	1.25% to 1.40%	-25.93% to -25.85%
ING PIMCO Core Bond Portfolio - Service Class
2006		537	$10.32 to $14.73	6,525	2.42%	1.05% to 2.45%	1.97% to 3.22%
2005		356	$10.12 to $14.27	4,307	3.26%	1.05% to 2.45%	0.49% to 1.42%
2004		110	$10.12 to $14.07	1,456	3.24%	1.05% to 2.10%	2.87% to 3.76%
2003		63	$12.53 to $13.56	825	1.59%	1.05% to 1.90%	3.23% to 3.42%
2002		63	$12.71 to $12.87	805	3.99%	1.25% to 1.40%	7.17% to 7.34%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2006		370	$11.37 to $12.07	$ 4,331	6.23%	1.05% to 2.45%	6.45% to 7.77%
2005		230	$10.69 to $11.20	2,518	6.85%	1.05% to 2.25%	2.29% to 3.23%
2004		94	$10.49 to $10.85	1,016	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2006		10	$12.46 to $12.67	130	-	1.25% to 2.25%	14.44% to 15.29%
2005		7	$10.94 to $10.99	77	(e)	1.25% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value
Portfolio - Service Class
2006		318	$11.89 to $12.10	3,836	0.18%	1.25% to 2.45%	9.79% to 10.91%
2005		135	$10.83 to $10.91	1,473	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
2006		764	$12.24 to $48.97	10,170	1.15%	1.05% to 2.45%	11.99% to 13.42%
2005		191	$10.93 to $43.26	2,834	0.65%	1.05% to 2.45%	6.25% to 6.39%
2004		22	$39.69 to $40.66	869	0.87%	1.25% to 1.40%	14.98% to 15.15%
2003		28	$34.52 to $35.31	964	0.43%	1.25% to 1.40%	23.46% to 23.68%
2002		32	$27.96 to $28.55	911	1.21%	1.25% to 1.40%	-0.92% to -0.76%
ING T. Rowe Price Equity Income
Portfolio - Service Class
2006		503	$12.98 to $35.36	7,183	1.27%	1.05% to 2.45%	16.31% to 17.87%
2005		330	$11.16 to $30.06	4,382	0.87%	1.05% to 2.45%	1.91% to 2.63%
2004		58	$11.00 to $29.29	1,336	0.92%	1.25% to 2.00%	13.31% to 13.44%
2003		42	$25.24 to $25.82	1,055	0.40%	1.25% to 1.40%	23.42% to 23.60%
2002		46	$20.45 to $20.89	942	1.31%	1.25% to 1.40%	-14.44% to -14.28%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth
Portfolio - Service Class
2006		234	$13.61 to $27.01	$ 3,771	0.85%	1.25% to 2.45%	19.79% to 20.42%
2005		54	$11.47 to $22.43	1,139	0.73%	1.25% to 1.75%	8.33% to 8.51%
2004		51	$20.30 to $20.67	1,045	0.48%	1.25% to 1.40%	9.43% to 9.54%
2003		56	$18.55 to $18.87	1,043	-	1.25% to 1.40%	34.42% to 34.59%
2002		66	$13.80 to $14.02	910	0.11%	1.25% to 1.40%	-21.32% to -21.15%
ING UBS U.S. Allocation Portfolio - Service Class
2006		54	$10.63 to $12.61	639	1.57%	1.25% to 2.10%	8.86% to 9.65%
2005		52	$9.71 to $11.50	560	1.44%	1.25% to 1.95%	4.44% to 5.27%
2004		28	$9.24 to $10.94	271	0.92%	1.25% to 1.95%	9.35% to 9.54%
2003		20	$8.45 to $8.49	166	-	1.25% to 1.40%	16.39% to 16.46%
2002		21	$7.26 to $7.29	150	1.14%	1.25% to 1.40%	-16.36%
ING Van Kampen Equity Growth
Portfolio - Service Class
2006		32	$12.85 to $13.01	414	-	1.25% to 1.95%	2.07% to 2.76%
2005		17	$12.59 to $12.66	217	(e)	1.25% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Global Franchise
Portfolio - Service Class
2006		123	$12.18 to $12.77	1,567	1.36%	1.25% to 2.25%	18.60% to 19.79%
2005		40	$10.59 to $10.66	429	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Growth and Income
Portfolio - Service Class
2006		123	$11.36 to $32.68	2,443	1.16%	1.25% to 2.10%	13.56% to 14.55%
2005		88	$11.06 to $28.53	2,026	0.91%	1.25% to 2.10%	8.52% to 8.69%
2004		58	$25.81 to $26.25	1,502	0.82%	1.25% to 1.40%	12.51% to 12.71%
2003		84	$22.94 to $23.29	1,924	0.23%	1.25% to 1.40%	26.11% to 26.23%
2002		88	$18.19 to $18.45	1,606	0.78%	1.25% to 1.40%	-15.94% to -15.84%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate
Portfolio - Service Class
2006		242	$13.58 to $83.11	$ 4,966	1.09%	1.05% to 2.45%	34.52% to 36.19%
2005		128	$13.50 to $61.15	2,090	1.16%	1.05% to 2.45%	14.51% to 15.33%
2004		22	$11.84 to $53.02	670	1.65%	1.25% to 2.10%	35.82% to 36.05%
2003		8	$38.11 to $38.97	302	0.82%	1.25% to 1.40%	35.82% to 36.02%
2002		7	$28.06 to $28.65	185	3.64%	1.25% to 1.40%	-1.20% to -1.07%
ING VP Index Plus International Equity
Portfolio - Service Class
2006		32	$12.66 to $12.77	412	(f)	1.05% to 1.85%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
2006		141	$12.58 to $26.19	2,279	0.49%	1.25% to 2.45%	13.27% to 13.77%
2005		47	$11.23 to $23.03	983	0.63%	1.25% to 1.65%	4.35% to 4.49%
2004		43	$21.62 to $22.04	935	0.30%	1.25% to 1.40%	11.04% to 11.20%
2003		54	$19.47 to $19.82	1,063	0.10%	1.25% to 1.40%	29.28% to 29.46%
2002		59	$15.06 to $15.31	898	0.11%	1.25% to 1.40%	-30.28% to -30.12%
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
2006		30	$11.37 to $11.48	338	(f)	1.25% to 2.10%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Baron Small Cap Growth
Portfolio - Service Class
2006		321	$12.31 to $12.58	4,008	-	1.05% to 2.45%	12.63% to 14.05%
2005		72	$10.93 to $11.03	793	(e)	1.05% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II
Portfolio - Service Class
2006		86	$10.00 to $10.06	$ 865	(f)	1.25% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Davis Venture Value Portfolio - Service Class
2006		220	$11.02 to $11.15	2,440	-	1.25% to 2.45%	-
2005		1	$9.91	11	(e)	1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Initial Class
2006		223	$10.48 to $10.49	2,341	(f)	1.25% to 1.40%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Fundamental Research
Portfolio - Service Class
2006		-	$12.12 to $12.17	5	0.03%	1.45% to 1.65%	10.28%
2005		2	$10.98 to $10.99	26	(e)	1.65% to 1.85%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International
Portfolio - Service Class
2006		145	$14.86 to $18.30	2,290	0.10%	1.05% to 2.45%	19.07% to 20.63%
2005		65	$12.48 to $15.17	842	0.90%	1.05% to 2.45%	7.73% to 8.41%
2004		3	$11.64 to $13.92	46	(d)	1.25% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Mid Cap Value
Portfolio - Service Class
2006		61	$13.48 to $17.45	$ 983	-	1.05% to 2.25%	13.95% to 15.26%
2005		66	$11.83 to $15.14	920	0.29%	1.05% to 2.25%	6.36% to 7.38%
2004		32	$11.17 to $14.10	436	-	1.05% to 1.95%	18.49% to 19.29%
2003		5	$11.68 to $11.82	54	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006		85	$12.87 to $14.04	1,129	-	1.05% to 2.45%	7.52% to 8.84%
2005		64	$11.97 to $12.90	777	-	1.05% to 2.45%	9.06% to 9.84%
2004		8	$11.03 to $11.69	93	-	1.25% to 1.95%	7.77% to 7.77%
2003		-	$10.81	5	(b)	1.55%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Neuberger Berman Partners
Portfolio - Service Class
2006		79	$10.24 to $10.33	817	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Neuberger Berman Regency
Portfolio - Service Class
2006		5	$10.08 to $10.09	47	(f)	1.25% to 1.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Oppenheimer Global Portfolio - Initial Class
2006		19	$13.83 to $14.05	265	0.06%	1.05% to 1.95%	15.64% to 16.79%
2005		22	$11.96 to $12.03	268	(e)	1.05% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Global
Portfolio - Service Class
2006		534	$13.88 to $16.13	$ 8,193	0.08%	1.05% to 2.45%	14.97% to 16.38%
2005		185	$11.97 to $13.86	2,432	1.35%	1.05% to 2.25%	11.06% to 12.05%
2004		7	$11.66 to $12.37	80	-	1.05% to 1.95%	13.04% to 13.80%
2003		3	$10.74 to $10.87	28	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Foreign Equity
Portfolio - Service Class
2006		42	$11.15 to $11.21	466	(f)	1.05% to 1.85%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Thornburg Value Portfolio - Initial Class
2006		1	$9.76 to $12.95	12	0.70%	1.45% to 1.75%	14.82% to 15.11%
2005		3	$8.50 to $11.25	24	-	1.45% to 1.75%	-0.23%
2004		2	$8.52	17	(d)	1.75%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity
Portfolio - Service Class
2006		43	$13.28 to $13.66	581	0.73%	1.05% to 2.10%	12.04% to 13.08%
2005		32	$11.19 to $12.08	380	0.89%	1.05% to 2.00%	7.19%
2004		6	$11.13	71	(d)	1.65%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Small Cap Growth
Portfolio - Service Class
2006		1	$9.67 to $9.69	7	(f)	1.45% to 1.75%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Comstock
Portfolio - Service Class
2006	278	$12.72 to $14.47	$ 3,696	0.74%	1.05% to 2.45%	13.35% to 14.66%
2005	194	$10.59 to $12.62	2,273	0.39%	1.05% to 2.25%	1.44% to 2.35%
2004	22	$11.13 to $12.33	264	-	1.05% to 1.95%	14.69% to 15.56%
2003	11	$10.55 to $10.67	116	(b)	1.05% to 1.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income
Portfolio - Service Class
2006	45	$11.85 to $12.07	542	2.20%	1.25% to 2.45%	9.99% to 11.04%
2005	35	$10.81 to $10.87	377	(e)	1.25% to 2.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 1
2006	325	$10.77 to $11.10	3,542	2.43%	1.55% to 2.40%	5.18% to 6.02%
2005	372	$10.24 to $10.47	3,840	2.39%	1.55% to 2.40%	-0.87% to 0.10%
2004	446	$10.33 to $10.46	4,629	0.65%	1.55% to 2.40%	0.98% to 1.85%
2003	510	$10.23 to $10.27	5,224	(b)	1.55% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	525	$10.40 to $10.70	5,520	2.70%	1.55% to 2.40%	4.10% to 5.00%
2005	624	$9.99 to $10.19	6,281	2.83%	1.55% to 2.40%	-1.48% to -0.59%
2004	790	$10.14 to $10.25	8,050	0.10%	1.55% to 2.40%	1.20% to 2.09%
2003	1,045	$10.02 to $10.04	10,476	(b)	1.55% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	296	$10.10 to $10.37	3,015	2.55%	1.55% to 2.40%	3.80% to 4.75%
2005	570	$9.73 to $9.90	5,583	1.91%	1.55% to 2.40%	-1.62% to -0.80%
2004	670	$9.89 to $9.98	6,647	(d)	1.55% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 4
2006		301	$10.76 to $11.02	$ 3,271	2.77%	1.55% to 2.40%	5.28% to 6.27%
2005		427	$10.22 to $10.37	4,384	1.56%	1.55% to 2.40%	-1.06% to -0.29%
2004		552	$10.33 to $10.40	5,714	(d)	1.55% to 2.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 5
2006		339	$11.37 to $11.62	3,885	1.71%	1.55% to 2.40%	8.60% to 9.52%
2005		477	$10.47 to $10.61	5,020	0.90%	1.55% to 2.40%	0.29% to 1.14%
2004		641	$10.44 to $10.49	6,705	(d)	1.55% to 2.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2006		171	$10.82 to $11.09	1,862	1.94%	1.55% to 2.60%	7.66% to 8.83%
2005		402	$10.05 to $10.19	4,064	0.34%	1.55% to 2.60%	0.00% to 1.09%
2004		525	$10.05 to $10.08	5,285	(d)	1.55% to 2.60%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2006		332	$10.74 to $10.90	3,582	1.79%	1.75% to 2.45%	7.62% to 8.35%
2005		656	$9.97 to $10.06	6,569	(e)	1.75% to 2.60%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 8
2006		62	$10.84 to $11.02	680	0.69%	1.55% to 2.45%	7.97% to 9.00%
2005		293	$10.04 to $10.11	2,946	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 9
2006		36	$10.67 to $10.82	$ 381	0.72%	1.55% to 2.45%	7.45% to 8.42%
2005		157	$9.93 to $9.98	1,557	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 10
2006		93	$10.67 to $10.79	997	0.48%	1.55% to 2.45%	7.13% to 8.12%
2005		283	$9.95 to $9.98	2,822	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2006		507	$10.54 to $10.64	5,356	(f)	1.55% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 12
2006		105	$11.15 to $11.23	1,171	(f)	1.55% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 13
2006		950	$10.05 to $10.08	9,554	(f)	1.95% to 2.60%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Global Equity Dividend Portfolio
2006		33	$9.03 to $14.34	$ 376	4.10%	1.05% to 2.25%	24.40% to 25.97%
2005		29	$7.22 to $11.43	268	3.25%	1.05% to 2.25%	2.56% to 3.05%
2004		6	$7.04 to $7.21	40	-	1.25% to 1.75%	7.84% to 8.10%
2003		3	$6.63 to $6.67	21	-	1.25% to 1.40%	27.26%
2002		3	$5.21	14	0.01%	1.40%	-25.78%
ING VP Index Plus LargeCap Portfolio - Class S
2006		329	$11.10 to $12.81	4,051	0.89%	1.05% to 2.45%	11.64% to 13.13%
2005		305	$9.96 to $11.38	3,370	0.76%	1.05% to 2.45%	3.10% to 4.05%
2004		58	$9.64 to $10.98	570	0.61%	1.05% to 1.95%	8.31% to 9.05%
2003		10	$8.90 to $9.06	89	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class S
2006		433	$10.75 to $15.33	5,948	0.42%	1.05% to 2.45%	6.57% to 8.03%
2005		306	$11.52 to $14.19	3,933	0.26%	1.05% to 2.45%	8.68% to 9.66%
2004		60	$11.39 to $12.94	754	0.42%	1.05% to 2.10%	14.30% to 15.12%
2003		17	$11.05 to $11.24	194	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class S
2006		377	$10.99 to $16.73	5,395	0.25%	1.05% to 2.45%	10.84% to 12.28%
2005		292	$12.27 to $14.90	3,809	0.17%	1.05% to 2.45%	5.29% to 6.28%
2004		61	$11.70 to $14.02	817	-	1.05% to 2.10%	19.39% to 20.45%
2003		15	$11.40 to $11.64	173	(b)	1.05% to 1.90%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Value Opportunity Portfolio - Class S
2006		14	$10.28 to $12.91	158	1.36%	1.25% to 1.95%	13.52% to 14.39%
2005		15	$8.98 to $11.31	148	1.09%	1.25% to 1.95%	4.75% to 5.36%
2004		4	$8.57 to $10.73	36	-	1.25% to 1.95%	7.89%
2003		1	$7.98	5	(b)	1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Financial Services Portfolio - Class S
2006		80	$13.14 to $13.73	$ 1,067	1.09%	1.05% to 2.45%	14.46% to 15.96%
2005		33	$11.48 to $11.84	387	0.93%	1.05% to 2.45%	5.78% to 6.47%
2004		4	$10.95 to $11.12	44	(d)	1.05% to 1.75%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING VP MidCap Opportunities
Portfolio - Class S
2006		5	$8.66 to $8.74	45	-	1.25% to 1.40%	6.00% to 6.33%
2005		5	$8.17 to $8.22	43	-	1.25% to 1.40%	8.64% to 8.73%
2004		8	$7.52 to $7.56	59	(d)	1.25% to 1.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities
Portfolio - Class S
2006		41	$8.13 to $13.31	534	-	1.25% to 1.95%	10.13% to 11.01%
2005		22	$7.34 to $11.99	241	-	1.25% to 1.95%	7.31%
2004		3	$6.84	22	-	1.40%	8.40%
2003		4	$6.31 to $6.33	24	-	1.25% to 1.40%	36.58% to 36.72%
2002		1	$4.62 to $4.63	7	-	1.25% to 1.40%	-44.54% to -44.48%
ING VP Balanced Portfolio - Class S
2006		31	$10.42 to $10.51	323	(f)	1.05% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING VP Intermediate Bond Portfolio - Class S
2006		374	$10.18 to $10.40	3,858	6.02%	1.05% to 2.45%	1.39% to 2.47%
2005		109	$10.04 to $10.11	1,099	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Lifestyle Balanced
Portfolio
2006		159	$15.92 to $16.16	$ 2,545	2.52%	1.25% to 1.40%	6.70% to 6.88%
2005		202	$14.92 to $15.12	3,021	2.09%	1.25% to 1.40%	1.08% to 1.20%
2004		242	$14.76 to $14.94	3,579	0.13%	1.25% to 1.40%	6.11% to 6.26%
2003		313	$13.91 to $14.06	4,364	2.53%	1.25% to 1.40%	18.58% to 18.85%
2002		348	$11.73 to $11.83	4,095	6.58%	1.25% to 1.40%	-7.78% to -7.65%
Legg Mason Partners Variable Lifestyle Growth
Portfolio
2006		67	$14.56 to $14.78	974	1.58%	1.25% to 1.40%	7.30% to 7.49%
2005		102	$13.57 to $13.75	1,381	1.39%	1.25% to 1.40%	3.27% to 3.46%
2004		125	$13.14 to $13.29	1,642	0.06%	1.25% to 1.40%	7.18% to 7.26%
2003		140	$12.26 to $12.39	1,715	1.62%	1.25% to 1.40%	28.11% to 28.26%
2002		157	$9.57 to $9.66	1,504	10.64%	1.25% to 1.40%	-19.24% to -19.10%
Legg Mason Partners Variable Lifestyle High
Growth Portfolio
2006		29	$15.30 to $15.53	447	0.82%	1.25% to 1.40%	7.90% to 8.07%
2005		48	$14.18 to $14.37	677	0.41%	1.25% to 1.40%	4.57% to 4.74%
2004		57	$13.56 to $13.72	777	-	1.25% to 1.40%	9.09% to 9.24%
2003		69	$12.43 to $12.56	854	0.64%	1.25% to 1.40%	34.96% to 35.20%
2002		76	$9.21 to $9.29	704	1.08%	1.25% to 1.40%	-24.82% to -24.72%
Legg Mason Partners Variable High Income Portfolio
2006		13	$17.10 to $17.40	217	7.65%	1.25% to 1.40%	9.40% to 9.57%
2005		14	$15.63 to $15.88	215	7.80%	1.25% to 1.40%	1.23% to 1.34%
2004		14	$15.44 to $15.67	221	6.64%	1.25% to 1.40%	8.89% to 9.05%
2003		23	$14.18 to $14.37	321	7.26%	1.25% to 1.40%	25.71% to 25.94%
2002		25	$11.28 to $11.41	284	24.46%	1.25% to 1.40%	-4.57% to -4.44%
Legg Mason Partners Variable International
All Cap Growth Portfolio
2006		12	$17.61 to $17.93	219	2.02%	1.25% to 1.40%	24.10% to 24.34%
2005		15	$14.19 to $14.42	209	1.41%	1.25% to 1.40%	10.17% to 10.33%
2004		17	$12.88 to $13.07	216	0.89%	1.25% to 1.40%	16.14% to 16.38%
2003		21	$11.09 to $11.23	235	0.89%	1.25% to 1.40%	25.74% to 25.90%
2002		24	$8.82 to $8.92	214	0.85%	1.25% to 1.40%	-26.74% to -26.64%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Large Cap Value Portfolio
2006		28	$23.68 to $24.10	$ 663	1.09%	1.25% to 1.40%	16.59% to 16.76%
2005		39	$20.31 to $20.64	790	1.31%	1.25% to 1.40%	5.02% to 5.20%
2004		54	$19.34 to $19.62	1,048	1.71%	1.25% to 1.40%	9.08% to 9.24%
2003		66	$17.73 to $17.96	1,173	1.50%	1.25% to 1.40%	25.83% to 25.95%
2002		87	$14.09 to $14.26	1,226	3.54%	1.25% to 1.40%	-26.46% to -26.30%
Legg Mason Partners Variable Money Market Portfolio
2006		14	$12.94 to $13.18	188	4.73%	1.25% to 1.40%	3.19% to 3.37%
2005		12	$12.54 to $12.75	145	2.60%	1.25% to 1.40%	1.37% to 1.51%
2004		13	$12.37 to $12.56	163	0.87%	1.25% to 1.40%	-0.56% to -0.32%
2003		24	$12.44 to $12.60	298	0.66%	1.25% to 1.40%	-0.72% to -0.63%
2002		24	$12.53 to $12.68	304	1.33%	1.25% to 1.40%	-0.56% to 0.00%
Colonial Small Cap Value Fund, Variable Series - Class B
2006		105	$13.17 to $13.46	1,397	0.41%	1.05% to 2.45%	16.65% to 17.84%
2005		71	$11.29 to $11.38	810	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Small Cap Value VCT Portfolio - Class II
2006		19	$10.66 to $10.71	205	(f)	1.05% to 1.95%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ProFund VP Bull
2006		9	$9.86 to $12.33	101	0.26%	1.25% to 2.25%	11.11% to 12.28%
2005		9	$8.83 to $11.01	86	-	1.25% to 2.25%	0.91% to 1.46%
2004		8	$8.70 to $8.91	70	-	1.25% to 1.90%	7.48%
2003		3	$8.29	25	-	1.25%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Europe 30
2006		10	$11.30 to $13.98	$ 132	0.43%	1.05% to 1.95%	15.18% to 16.32%
2005		8	$9.78 to $12.07	89	-	1.05% to 1.95%	6.01% to 6.98%
2004		21	$9.21 to $11.32	235	-	1.05% to 1.95%	0.00%
2003		1	$8.31	9	(b)	1.25%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ProFund VP Rising Rates Opportunity
2006		56	$7.98 to $9.30	495	2.07%	1.05% to 2.45%	7.67% to 8.89%
2005		36	$7.39 to $8.57	293	-	1.05% to 2.25%	-9.66% to -8.83%
2004		16	$8.17 to $9.43	133	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ProFund VP Small-Cap
2006		23	$13.03 to $13.67	309	-	1.05% to 1.95%	12.50% to 13.54%
2005		16	$11.57 to $12.04	193	-	1.05% to 1.95%	0.87% to 1.69%
2004		12	$11.47 to $11.84	138	-	1.05% to 1.90%	14.61% to 15.51%
2003		7	$10.06 to $10.25	67	-	1.05% to 1.75%	40.78% to 40.94%
2002		-	$7.21 to $7.23	1	(a)	1.40%	(a)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(f)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(g)	As investment Division had neither assets nor activities in 2003 and 2002, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C -- OTHER INFORMATION ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS (a) FINANCIAL STATEMENTS:

(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2006 and 2005
-	Statements of Operations - Statutory Basis for the years ended December 31, 2006, 2005 and 2004

-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2006, 2005 and 2004
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2006, 2005 and 2004
-	Notes to Financial Statements – Statutory Basis
Financial Statements of Separate Account NY-B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2006
-	Statements of Operations for the year ended December 31, 2006
-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
-	Notes to Financial Statements

(b) EXHIBITS:

(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April
5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos.
333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

	(g)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(i)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(j)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 1, 2002 (File Nos. 333-85326, 811-07935).

(k)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(m)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on September 20, 2004 (File Nos. 333-115515, 811-
07935).

(n)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4
for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

(o)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(r)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus), attached.

(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), attached.

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on August 28, 2007 (File Nos. 333-85618,
811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the
Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

	(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with Securities and Exchange Commission on August 1, 2005 (File
Nos. 333-70600, 811-05626).

	(e)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(f)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

	(g)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York,
ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

	(h)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

	(i)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on July 6, 2007
(File Nos. 333-139695, 811-07935).

	(j)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File
No. 333-139695), as filed on September 5, 2007.

	(k)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No. 18 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April
13, 2007 (File Nos. 333-85618, 811-07935).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	20 Washington Avenue South	Director
Minneapolis, MN 55401

Catherine H. Smith*	One Orange Way	Director
Windsor, CT 06095-4774

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Howard L. Rosen*	1475 Dunwoody Drive	Director, Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	One Orange Way	Senior Vice President and Director
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor

Curtis W. Olson*	20 Washington Avenue South	Senior Vice President and Director
Minneapolis, MN 55401

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief Accounting
	Atlanta, GA 30327-4390	Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Harry N. Stout	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 3027-4390

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Power of Attorney.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 6 to Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account EQ as filed with the
Securities and Exchange Commission on November 13, 2007 (File Nos. 333-111686, 811-08524).

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 30, 2007 there are 2,544 qualified contract owners and 1,628 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING
America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the
Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the
SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of
1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed Services LLC is
the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of ING USA,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING
USA and the ING Investors Trust.

(b)	The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with
Underwriter
A. Bayard Closser	7337 E. Doubletree Ranch Road	Director and President
Scottsdale, AZ 85258

Robert J. Hughes	1475 Dunwoody Drive	Director
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Name	Principal Business Address	Positions and Offices with
Underwriter

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary

Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance
	Denver, CO. 80203	Officer

Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	One Orange Way	Vice President
Windsor, CT 06095-4774

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258

Dawn M. Peck	7337 E Doubletree Ranch Road	Vice President, Assistant Treasurer and
	Scottsdale, AZ 85258	Assistant Secretary

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Diana R. Cavender	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Edwina P.J. Steffer	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Name	Principal Business Address		Positions and Offices with
Underwriter
Bruce Kuennen			Attorney-in-Fact

(c)
2006 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the “Guarantee”).
These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-term debt as issued by Standard
& Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 12th day of
December, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 12, 2007.

Signature	Title

President, Chief Executive Officer, Chairman and

Donald W. Britton*	Director
(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*

By:

Donald W. Britton*
President
(principal executive officer)

DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Brian D. Comer*

Curtis W. Olson*

Robert P. Browne*

____________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

Signature	Title

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(4)(r)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset	EX-99.B4R
(ING LifePay Plus)
(4)(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset	EX-99.B4S
(ING Joint LifePay Plus)
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10